As filed with the Securities and Exchange	Registration No. 333-28755
Commission on April 15, 2026	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 80	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 508	☒
(Check appropriate box or boxes.)

Separate Account B of Venerable Insurance and Annuity Company
(Exact Name of Registered Separate Account)

Venerable Insurance and Annuity Company
(Name of Insurance Company)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

800-366-0066
(Insurance Company’s Telephone Number, including Area Code)

Ron J. Tanner
Vice President and Deputy General Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2026

It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b)
☒
on May 1, 2026, pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on __________, pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by a check mark if the Registrant has elected not to use the extended transition period for complying with and new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A
INFORMATION REQUIRED IN A PROSPECTUS

Venerable Insurance and Annuity Company
and Separate Account B of Venerable Insurance and Annuity Company
GoldenSelect Premium Plus®

May 1, 2026,  Prospectus

This prospectus describes GoldenSelect Premium Plus®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through our Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since March 15, 2010, and this prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:

•	Subaccounts of the Separate Account, each of which invests in an underlying mutual fund (the “Funds”). See APPENDIX A for more information about the Funds available through the Contract.

In certain states and in limited circumstances, fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) may also be available.  See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

The Contract is a complex investment and involves risk, including potential loss of principal. Your Contract Value will vary daily to reflect the investment performance of the Subaccount(s) you select and any interest credited to your allocations to the Fixed Interest Options. For Contracts sold in some states, not all Funds or Fixed Interest Options may be available.

This prospectus provides information that you should know before investing and should be kept for future reference.

New regulations adopted by the Securities and Exchange Commission (“SEC”) require paper copies of the shareholder reports for the Funds available through your Contract to be sent to you by mail, unless you specifically elect to receive copies of the reports from the Company electronically. To elect and consent to the electronic receipt of Fund shareholder reports and other required documents, like this prospectus, please access your account information at Venerable.com and navigate to the “My Profile” section to manage your delivery preferences.   You may also write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.

The Contract is not a short-term investment, and withdrawals from or surrender of the Contract may be subject to a maximum 8% surrender charge, negative Contract adjustments, taxes, and tax penalties, if applicable. All obligations, guarantees, and benefits of the Contract are subject to the financial strength and claims paying ability of the Company.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at  Investor.gov.

Allocations to a Subaccount investing in a Fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is a complex investment and involves risks, including the possible loss of the principal amount invested.

SPECIAL TERMS

The following terms have special meaning and are used throughout this prospectus. Other special terms are generally defined in the sections where those terms appear.

Annuitant	The person designated by you to be the measuring life in determining annuity payments.
Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Claim Date	The date on which we calculate the value of the Death Benefit, which is the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork.
Contract

The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Premium Plus® variable annuity. The Contract has two phases:

  The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and

  The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract).

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options

Investment options that earn a stated amount of interest for a specified period of time (until its maturity date). A withdrawal from certain Fixed Interest Options more than 30 days from its maturity date may be subject to a Market Value Adjustment.

Free Withdrawal Amount	The percentage of Contract Value that may be withdrawn from the Contract each year without incurring a surrender charge.
Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment

An adjustment to the Contract Value for surrenders, withdrawals, transfers, or annuitization  from certain Fixed Interest Options more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.

Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account

Separate Account B, which is the separate investment account of the Company that supports the Contract. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each of which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

OVERVIEW OF THE CONTRACT

Purposes of the Contract

The Contract is no longer available for new purchasers. The Contract was available to help investors accumulate assets to provide or supplement the investors’ retirement income in connection with certain arrangements that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such special tax treatment (“nonqualified Contracts”).

The Contract has two principal phases:

•	The accumulation phase is the period between the date the Contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your Contract (the “Annuity Start Date”). During the accumulation phase your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and

•	The income phase begins on the Annuity Start Date and is the period during which you receive regular annuity payments from your Contract according to the annuity option you choose. Once you begin receiving annuity payments, you will not be able to take additional withdrawals, the Contract’s living benefits terminate and the Death Benefit, if any, will be as provided under the annuity option selected.

During the accumulation phase the Contract gives you the potential to grow your assets by allocating your Contract Value to one or more of the available investment options, which include:

•	Funds, which are available through an investment in the corresponding Subaccount of the Separate Account. See APPENDIX A for more information about each available Fund, including its investment objective, adviser and subadviser(s), if any, current expenses, and performance.

In certain states and in limited circumstances,   Fixed Interest Options, which may have various guaranteed interest periods, and provide a way to earn a fixed rate of interest may be available. See APPENDIX B, APPENDIX C and your Contract for more information about and the availability of the Fixed Interest Options.

The Contract also has various other features and benefits that may be available at an additional cost and that are summarized below.

Withdrawal Benefits. The following three types of withdrawals are currently available under the Contract during the accumulation phase, which may be subject to surrender charges and a Market Value Adjustment:

•	Regular withdrawals, which must be at least $100;

•	Systematic withdrawals, which may be a fixed amount or a percentage of premiums not previously withdrawn, may be taken monthly, quarterly, or annually;

•	IRA withdrawals, which are available under a non-Roth IRA Contract, allow for withdrawals necessary to comply with the minimum distribution requirements under the Tax Code.

You could lose a significant amount of money due to surrender charges and/or a Market Value Adjustment for amounts surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option. See the “WITHDRAWALS” section for more information

Annuity Options. Various annuity options are available during the income phase of the Contract that allow for payments:

•	For a fixed number of years;

•	For the life of the annuitant with payments guaranteed for a fixed number of years;

•	For the lives of two persons; or

•	According to another annuity option we may make available.

Once an annuity option is elected, we will issue a supplemental written agreement putting the annuity option into effect, and the Contract will no longer have any Contract Value that may be withdrawn. The Contract’s death benefits and other living benefits then terminate. See “ANNUITY OPTIONS” section for more information

Death Benefits. The Contract has a Standard Death Benefit and the following two optional Death Benefits were available, each which have the potential to enhance the Standard Death Benefit:

•	Quarterly/Annual Ratchet Enhanced Death Benefit; and

•	7% Solution/Max 7 Enhanced Death Benefit.

Additionally, the Earnings Multiplier Benefit Rider, if elected, enhances the applicable death benefit equal to a certain percentage of gain in the Contract, adjusted for withdrawals. There is an additional charge for the optional death benefits and the Earnings Multiplier Benefit Rider.

The applicable death benefit is paid when either the Contract Owner or the first of joint owners or the Annuitant (when the Contract Owner is not an individual) dies before the Annuity Start Date.  See the “DEATH BENEFIT” section for more information.

Optional Living Benefits. For an additional charge, living benefit riders were available with the Contract, and they each offered a level of protection against the investment risks with your Contract:

•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract;

•	The Minimum Guaranteed Accumulation Benefit rider, which may be appropriate if you want a guaranteed Contract Value at the end of a specified period;

•	The Life Pay and LifePay Plus Minimum Guaranteed Withdrawal Benefit riders, which may be appropriate for those concerned about outliving their income; and

•	The Joint LifePay and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit riders, which may be appropriate for those who are married and concerned about you and your spouse outliving your income.

See the “OPTIONAL LIVING BENEFIT RIDERS” section for more information.

Loans. Loans are available through the Contracts issued in relation to 403(b) plans. Loans incur a loan interest charge. See the “403(b) PLAN LOANS” section for more information.

Extra-Contractual Services, Benefits, and Programs. The Company may make available services, benefits, and programs in relation to the Contract that are offered on a discretionary and extra-contractual basis. The Company reserves the right, in its sole discretion, to modify or discontinue any such extra-contractual service, benefit, or program at any time and without prior notice.

You should regularly review with your investment professional your Contract’s features and benefits and its corresponding fees and charges to determine if it continues to meet your financial goals given your investment time horizon, liquidity needs and risk tolerance.

KEY INFORMATION

Important information you should consider about the Contract:

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender the Contract within nine (9) years following a premium payment, you may be assessed a surrender charge. The surrender charge is generally a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment. See “Surrender Charge” for more information.

Also, if all or a portion of your investment is surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option before the expiration of its guaranteed interest period, a Market Value Adjustment may apply. The Market Value Adjustment may be positive, negative or have no impact on your Contract Value. You could lose interest previously earned in an investment in a Fixed Interest Option due to a negative Market Value Adjustment. For example, if you allocated $100,000 to the Fixed Interest Option earning 4% with a 10 year guarantee period and later withdraw or transfer the entire amount five years before the 10 years have ended, you could lose up to $13,936.89 of any prior earned interest in that Fixed Interest Option, assuming a 1.5% guaranteed minimum interest rate. This amount may be in addition to surrender charges, taxes, and tax penalties, if applicable. See APPENDIX B for more information about the Market Value Adjustment.

Are there Transaction Charges?

Yes. In addition to surrender charges and a Market Value Adjustment, if applicable, there may be an additional charge if:

  You transfer Contract Value between Subaccounts;

  You request that withdrawal proceeds be mailed for overnight delivery;

  State or local premium taxes become due; or

  You take a 403(b) Plan Loan.

See “Charges Deducted from the Contract Value.”

FEES, EXPENSES, AND ADJUSTMENTS (continued)
Are there Ongoing Fees and Expenses?

Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.40%[1]	1.57%[1]
	Fund fees and expenses	0.53%[2]	1.59%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.15%[3]	1.05%[3]

1 As a percentage of Account Value in each Subaccount. This fee includes the Mortality and Expense Risk Charge, the Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses, and the annual dollar based Administrative Charge converted into an annual percentage.    We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year.    The annual dollar based Administrative Charge is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more. The minimum amount reflects this waiver, while the maximum amount does not. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.
2 As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements.
3 As a percentage of Contract Value or Benefit Base depending on the Optional Benefit elected. Refer to your Contract schedule pages for the fees and charges that apply to the Optional Benefits you have elected.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

	Lowest Annual Cost: $1,693	Highest Annual Cost: $4,135

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Least expensive Contract class and Fund fees and expenses;

  No Optional Benefits;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Most expensive Contract class and combination of Optional Benefits and Fund fees and expenses;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” for more information.

RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” for more information
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract, including loss of principal.
Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to nine years after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options more than 30 days from its maturity date. Withdrawals and surrenders may also be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

At the end of a  guaranteed interest period, amounts allocated to a Fixed Interest Option will be reallocated according to your instructions. If no instructions are received, they will be reallocated either to a Fixed Interest Option with a guaranteed interest period of the same duration, or to the Voya Government Liquid Assets Portfolio, depending on the state in which your contract was issued.  See Appendices B and C for more information about the availability of the Fixed Interest Options and reallocations when no instructions are received.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option before making an investment decision. This information can be found in the Fund prospectuses and Appendix B and Appendix C for the Fixed Interest Options.

The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDERS” for more information.

What are the Risks Related to the Insurance Company?

All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Are there Limits on the Investment Options?

Yes. There may be a $25 charge for each transfer between  Subaccounts after the first 12 in a Contract Year. See “Charges Deducted from the Contract Value” for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract. Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information.

The Contract is not designed to serve as a vehicle for frequent transfers. We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges. We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information.

RESTRICTIONS (continued)
Are there any Restrictions on Contract Benefits?

Yes. We may restrict or limit amounts that may be allocated to certain Funds. Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact on those Optional Benefits. We may change a category into which a Fund is placed in the future.  See “OPTIONAL LIVING BENEFIT RIDERS” for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis. A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn. See “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT” for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract. None of the Optional Benefits are currently available for election. See “DEATH BENEFIT” for more information.

TAXES See “FEDERAL TAX CONSIDERATIONS” for more information.
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement arrangement (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% additional tax for withdrawals and surrenders before age 59½.

CONFLICTS OF INTEREST See “Selling the Contract” for more information.
How are Investment Professionals Compensated?

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on the value of Contracts sold through the firm. This compensation is not paid directly by Contract Owners or the Separate Account. This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own. You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or taking withdrawals from the Contract. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected. See “CHARGES AND FEES” for more information.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or take withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses1

Standard Surrender Charge

Complete Years Since Premium Payment	0	1	2	3	4	5	6	7	8	9+
Surrender Charge (as a percentage of each premium payment)[2]	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%

Transfer Charge	$25 per transfer, currently zero
Premium Tax[3]	0% to 3.5%
Overnight Charge[4]	$20
Loan Fee[5]	$25

The next table describes the negative Market Value Adjustment, in addition to any transaction expenses, that may apply if all or a portion of your investment in certain Fixed Interest Options is withdrawn more than 30 days from its maturity date.

Maximum Negative Market Value Adjustment[6] (as a percentage of earned interest withdrawn)	100% of Interest earned in excess of the Fixed Interest Option’s Guaranteed Minimum Interest Rate.

1	If you invested in the Fixed Account, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your Contract Value and/or your transfer or surrender amount.
2	Deducted upon surrender or a withdrawal of amounts in excess of the Free Withdrawal Amount, if applicable. The surrender charge percentage we use is determined by the number of years since receipt of the premium payment to which the charge relates. See “Charges and Fees – Surrender Charge” for more information.
3	Any premium tax is deducted from the Contract Value.
4	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.
5	Loans are available only through Contracts issued in relation to certain 403(b) plans. The fee is deducted from the Contract Value for each loan.
6	A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. A Market Value Adjustment applies to surrenders, withdrawals, transfers, and annuitization from certain Fixed Interest Options more than 30 days from its maturity date. Any negative Market Value Adjustment is limited by a Floor Guarantee. See “Market Value Adjustment” and “Market Value Adjustment Examples with Application of the Floor Guarantee” in Appendix B for more information.

The next table describes the maximum charges that you could pay each year during the time that you own the Contract (not including Fund fees and expenses), based on the most recently issued versions of the Optional Benefits. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expense[1]	$40
Base Contract Expense[2]	1.40%, 1.45% or 1.55% of the average Contract Value in each Subaccount
Optional Benefit Expenses:[3]
Quarterly/Annual Ratchet Enhanced Death Benefit[4]	0.30% of the average Contract Value in each Subaccount.
7% Solution/Max 7 Enhanced Death Benefit[5]	0.55% of the average Contract Value in each Subaccount.
Earnings Multiplier Benefit Rider[6]	0.30% of the average Contract Value.
Minimum Guaranteed Income Benefit Rider	1.50% of MGIB Charge Base (the current charge is 0.75%)
Guaranteed Minimum Accumulation Benefit Rider[7]	1.00% of the MGAB Charge Base (the current charge is 0.65%)
LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider (for riders issued on and after April 28, 2008)	1.30% of LifePay Plus Base (the current charge is 0.85%)
LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider (for riders issued on and after August 18, 2007 and before April 28, 2008)	2.00% of LifePay Plus Base (the current charge is 0.60%)
Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider (for riders issued on and after April 28, 2008)	1.50% of Joint LifePay Plus Base (current charge is 1.05%)
Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider (for riders issued on and after August 20, 2007 and before April 28, 2008)	2.50% of Joint LifePay Plus Base (current charge is 0.85%)
Loan Interest Rate Spread	3.00% of the amount allocated to the special loan account

1	We deduct this charge on each Contract anniversary and on surrender. We waive this charge if the total of your premium payments is $100,000 or more, or if your Contract Value at the end of a Contract Year is $100,000 or more.
2	The Base Contract Expense varies by Contract class and includes the Mortality and Expense Risk Charge and the Annual Asset Based Administrative Charge as described in the Contract and in prior prospectuses. Your Contract class depends on when you purchased your Contract. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.
3	Optional Benefit charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an Optional Benefit charge is sometimes a charge base, benefit base or Contract Value, as applicable. Optional Benefit charges are deducted from the Contract Value in your Subaccount allocations (and/or your Fixed Interest Option allocations if there is insufficient Contract Value in the Subaccounts). The Optional Benefit charges vary depending on when the benefit was added to your Contract and the maximum charge for earlier versions may be greater than those shown above. Refer to your Contract schedule pages for the charges applicable to the Optional Benefit(s) you elected and see Appendices I through N for the charges associated with earlier versions of the Optional Benefit riders.
4	For certain periods the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit, and the charge for these death benefits varied.
5	For certain periods the 7% Solution, the Max 7 Enhanced Death Benefit or both were available.
6	Currently deducted quarterly.
7	The MGAB Charge Base is the total of premiums added during the two-year period commencing on the Rider Date if you purchase the rider on the Contract Date, or, your Contract Value on the Rider Date plus premiums added during the two-year period commencing on the Rider Date if you purchased the rider after the Contract Date, reduced proportionally for all Withdrawals taken while the MGAB rider is in effect, and reduced proportionally for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or Contract Value), subsequent allocation of eligible premium, Withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The next item shows the minimum and maximum total annual operating expenses of the Funds currently available for investment that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available through the Contract, including their annual expenses, can be found in Appendix A of this prospectus.

Annual Fund Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[1]	0.53%	1.59%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses, annual Fund expenses, and transaction expenses except any transfer charges, premium taxes, and overnight charges are excluded.

These examples assume all Contract Value is allocated to the Subaccounts, and as a consequence do not reflect any Market Value Adjustment applicable to certain Fixed Interest Options. Your costs could differ from those shown below if you allocate your Contract Value to the Fixed Interest Options.

The examples assume that you invest $100,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and Optional Benefits available for an additional charge. Although your costs may be higher or lower, based on these assumptions your costs would be:

Example 1: If you surrender or annuitize your Contract at the end of the applicable time period:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.40%	$11,307	$18,089	$24,103	$35,705
Base Contract Expense of 1.45%	$14,397	$27,579	$40,315	$70,412
Base Contract Expense of 1.55%	$14,596	$28,145	$41,202	$71,876

Example 2: If you do not surrender or annuitize your Contract:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.40%	$3,307	$10,089	$17,103	$35,705
Base Contract Expense of 1.45%	$6,397	$19,579	$33,315	$70,412
Base Contract Expense of 1.55%	$6,596	$20,145	$34,202	$71,876

1	These are the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements. Please note that the Fund fees shown in APPENDIX A are after (net of) any expense reimbursements or fee waiver arrangements.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are several risks associated with purchasing and owning the Contract, which are summarized below.

Risk of Loss. You can lose money investing in the Contract, including loss of principal and getting back less than you invested in the Contract.

Risk of Poor Investment Performance. You should regularly evaluate the Contract’s long-term investment potential and risks. For amounts you allocate to the Subaccounts of the Separate Account:

•	Your values will fluctuate with the markets, interest rates and the performance of the underlying Funds;

•	You assume the risk that your values may decline or not perform to your expectations;

•	Each Fund has various investment risks, and some funds are riskier than others;

•	There is no assurance that any of the Funds will achieve its stated investment objective;

•	The particular risks associated with each Fund are detailed in the Fund’s prospectus;

•	You should read each Fund’s prospectus and understand the risks associated with it before allocating Contract Value to its corresponding Subaccount; and

•	If you request a full surrender, the applicable surrender charge percentage will be applied to the total amount of each premium payment subject to a surrender charge, even if your Contract Value is less than the sum of your premium payments because of poor investment performance and/or fees and charges. The surrender charge assessed may be greater than the amount that would be assessed if the surrender charge percentage was applied only to the amount actually surrendered.

For amounts you allocate to the Fixed Interest Options:

•	Interest rates we declare will change over time to reflect then current market conditions; and

•	You assume the risk that interest rates for guaranteed interest periods in the future may be less than current interest rates for the same or similar guaranteed interest periods.

You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate given your financial goals, investment time horizon and risk tolerance.

The Contract is not a short-term investment. The Contract is not appropriate if you need ready access to cash. Surrender charges apply for  nine years  after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. A Market Value Adjustment may also apply for surrenders, withdrawals, transfers, or  annuitizations from certain Fixed Interest Options more than 30 days from its maturity date. If the Market Value Adjustment is negative, you could lose 100% the interest previously earned in excess of the guaranteed minimum interest rate. In addition to surrender charges and negative Market Value Adjustment, there may be taxes and tax penalties on withdrawals from or surrender of your Contract. The benefits of tax deferral and the optional living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Contract Benefit Risk. Subaccount selection and withdrawals can impact and reduce the death benefits and living benefits available under the Contract, See “BENEFITS AVAILABLE UNDER THE CONTRACT,” and for more details about each benefit, please see the corresponding section in this prospectus.

Insurance Company and Business Continuity Risks. All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Options, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

All businesses are subject to potential business disruption because of, among other things, power outages, weather related events, natural disasters and public health and safety concerns, including those associated with pandemics. To help prepare for these types of events, the Company has adopted a comprehensive approach to planning for possible disruptions to its critical business operations that allows it to quickly react in the event of a crisis or other major event. This approach includes crisis management, business continuity, business impact, disaster recovery and crisis communication elements that are regularly monitored and tested so as to reduce the risk that our business operations are materially disrupted for a significant period of time.

Contract Changes Risk. We reserve the right to:

•	Close or remove subaccounts to future investment and to substitute Subaccounts that are currently available under the Contract. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;

•	Restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options; See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;

•	Limit the number of transfers between investment options or suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information; and

•	Increase current charges for certain living benefits, but not above the guaranteed maximum charges allowed. See “OPTIONAL LIVING BENEFIT RIDERS” and LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider for more information.

Cybersecurity Risks. Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

VENERABLE INSURANCE AND ANNUITY COMPANY, SEPARATE ACCOUNT B, AND AVAILABLE FIXED INTEREST ALLOCATION OPTIONS

The Company

We are an Iowa domiciled life insurance company that is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuity contracts. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Prior to September 1, 2019, we were known as Voya Insurance and Annuity Company. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018, we became an indirect wholly owned subsidiary of VA Capital Company LLC (“VA Capital”), a limited liability company domiciled in the State of Delaware. Our direct parent company is Venerable Holdings, Inc. (“Venerable”), a holding company domiciled in the State of Delaware.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable is responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility, and all obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.

Financial Statements. Financial statements and the related notes to financial statements for Venerable Insurance and Annuity Company are included in the Statement of Additional Information (“SAI”). Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

We are relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934. In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the Securities Exchange Act of 1934.

Separate Account B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the 1940 Act. Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into Subaccounts. Each Subaccount invests exclusively in shares of one Fund. Each Fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a Fund are credited to or charged against the corresponding Subaccount of Separate Account B without regard to any other income, gains, or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from Subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B.

If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. The fees we charge for the Contract constitute excess assets that we transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts and will keep the Separate Account fully funded to cover such liabilities.

Subaccounts. Subaccounts of the Separate Account each invest in an underlying Fund. Contract Value allocated to a Subaccount will vary based on the investment experience for the underlying Fund in which it invests. You could lose the entire amount invested in a Subaccount. See “THE FUNDS” and APPENDIX A for detailed information about each Fund currently available under your Contract, including its investment objective, its investment adviser and any subadvisers, current expenses, and performance.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B are included in the SAI. Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

Addition, Deletion or Substitution of Subaccounts and Other Changes. We may make additional Subaccounts available to you under the Contract. These Subaccounts will invest in Funds we find suitable for your Contract. We may also withdraw or substitute Funds, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We do not guarantee that each Fund will always be available for investment through the Contract. If we feel that investment in any of the Funds has become inappropriate for the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. Whether a Fund has become inappropriate for the purposes of the Contract will be determined by us based upon factors that include, but are not limited to, the Fund’s fees and expenses, performance history, actual or potential impact on our hedging program used to support our Contract guarantees, and the availability through the Contract of similarly styled and/or managed Funds. If you elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a Fund subject to those instructions, we will execute your instructions using the substituted or proposed replacement Fund, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement Fund may have higher fees and charges than any Fund it replaces.

Subject to SEC approval, we reserve the right to:

•	Deregister Separate Account B under the 1940 Act;

•	Operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

•	Operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

•	Restrict or eliminate any voting rights as to Separate Account B;

•	Combine Separate Account B with other accounts; and

•	Transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

Voting Rights. We will vote the shares of a Fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Fund in our own right, we may decide to do so.

We determine the number of shares that you have in a Subaccount by dividing the Contract’s Contract Value in that Subaccount by the net asset value of one share of the Fund in which a Subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contract Owners invested in that Subaccount. We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion. The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

Fixed Interest Allocation Options

In certain states and in limited circumstances, you may also allocate your Contract Value to the available Fixed Interest Options. Each Fixed Interest Option has a guaranteed interest period. For certain Fixed Interest Options, a Market Value Adjustment may apply to surrenders, withdrawals, transfers, and annuitizations before the end of the applicable guaranteed interest period. The Market Value Adjustment may have no impact or a significant positive or negative impact on the amount surrendered, withdrawn, transferred, or annuitized. We will notify you in advance of the expiration of a guaranteed interest period, and absent direction as to where to reallocate the value of amounts invested, your investment in the Fixed Interest Option will be allocated as described in Appendix B and Appendix C. See APPENDIX B and APPENDIX C for more information about each Fixed Interest Option, including its name, availability, minimum guaranteed interest rate, available guaranteed interest periods, and the potential for a Market Value Adjustment, if applicable, and the default investment option at the end of the guaranteed interest period.

THE FUNDS

You will find more detailed information about each Fund currently available under your Contract in “APPENDIX A” including each Fund’s name and share class, investment objective, investment adviser and any subadvisers, current expenses, and performance.

If you received a summary prospectus for any of the underlying Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

Please refer to the Fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at 1-800-366-0066, by accessing the SEC’s website, or by contacting the SEC Public Reference Branch. Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your allocation among the Funds.

Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria and/or if the Fund has not attracted significant allocations under the Contract. We have included certain  Funds, at least in part, because they are managed or subadvised by our affiliates or former affiliates.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

Fund of Funds

Certain Funds are designated as “Fund of Funds.” Funds offered in a Fund of Funds structure may have higher fees and expenses than a Fund that invests directly in debt and equity securities. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds. These Funds are identified in APPENDIX A.

Funds with Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. Funds that employ a managed volatility strategy help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. Funds that employ a managed volatility strategy are identified in APPENDIX A.

Restricted Funds

Currently, no Funds have been identified as Restricted Funds under the Contract. Notwithstanding, we may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to Funds and with respect to new transfers to Funds. We may establish any limitations, at our discretion, as a percentage of premium or Contract Value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations:

•	No more than $999,999,999; and

•	No more than 30 percent of Contract Value.

We may change these limits, at our discretion, for new contracts, premiums, transfers, or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g., premium payments, reallocations, withdrawals, dollar cost averaging). If the Contract Value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of Contract Value from the Restricted Funds. However, if the Contract Value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which Contract Value is allocated, so that the percentage of Contract Value in the Restricted Funds following the withdrawal is less than or equal to the percentage of Contract Value in the Restricted Funds prior to the withdrawal.

We will allocate proportionally the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated Subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the Contract Value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform you or your agent/registered representative that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total Contract Value in Restricted Funds, we will permit the reallocation even if the percentage of Contract Value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENT OPTIONS – Excessive Trading Policy” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining Death Benefits and benefits under certain living benefit riders, we assign the investment options to one of three categories of Funds. The categories are:

•	Covered Funds;

•	Special Funds; and

•	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the Death Benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a Death Benefit, or for calculating one Death Benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of Funds with a Death Benefit, please see “DEATH BENEFIT – Death Benefit During the Accumulation Phase” and APPENDIX F for examples. These categories of Funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee or payment of other amounts (sometimes referred to as revenue sharing);

•	For certain share classes, 12b-1 fees; and

•	Service fees.

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;

•	Maintaining customer financial records;

•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•	Recordkeeping for customers, including subaccounting services;

•	Answering customer inquiries about account status and purchase and redemption procedures;

•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and

•	Receiving, tabulating, and transmitting proxies executed by customers.

The management fee, 12b-1 fees, and service fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance the costs associated with past distribution of the Contract.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and expenses and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability.

Assets allocated to (i)  Funds affiliated with the Company, meaning Venerable Funds managed by Venerable Investment Advisers, LLC or another Venerable affiliate, and (ii)  Funds formerly affiliated with the Company, meaning Voya Funds managed by Voya Investments, LLC or another Voya affiliate, generally generate the largest dollar amount of revenue for the Company. Assets allocated to Funds that were never affiliated with the Company generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Venerable Funds. The revenue received by the Company from the affiliated Venerable Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Venerable Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from the affiliated Venerable Funds provide the Company with a financial incentive to offer these Funds through the Contract rather than other Funds.

Additionally, in the case of affiliated Venerable Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.

Revenue Received from Formerly Affiliated Voya Funds. The revenue received by the Company from the formerly affiliated Voya Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of formerly affiliated Voya Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the formerly affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the formerly affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the formerly affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from a formerly affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from the formerly affiliated Voya Funds provide the Company with a financial incentive to offer these Funds through the Contract rather than other Funds.

Additionally, in the case of formerly affiliated Voya Funds subadvised by third parties, no direct payments are made to the Company or the formerly affiliated investment adviser by the subadvisers.

Revenue Received from Funds Never Affiliated with the Company. Some of these Funds or their affiliates pay us more than others and some of the amounts we receive may be significant. We receive more revenue from the affiliated Venerable Funds and the formerly affiliated Voya Funds than we do from Funds that were never affiliated with the Company.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of Contract Owners of various contracts participating in the Funds conflict, we, the Boards of Trustees or Directors of the Funds, and any other insurance companies participating in the Funds will monitor events to identify and resolve any material conflicts that may arise.

Fund Expenses

Fees are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Please see “CHARGES AND FEES – Fund Expenses” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. We expect to profit from the charges, including the Base Contract Expense and rider and benefit charges, and we may use such profits to finance the costs associated with past distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges deducted from your Contract Value, except daily charges, deducted directly from a single Subaccount designated by the Company. Currently, we use the Voya Government Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated Subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your Contract Value:

Surrender Charge. We will deduct a surrender charge if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the nine years period from the date we receive and accept a premium payment.

The surrender charge generally equals a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the Contract Value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as follows:

Complete Years Since Premium Payment Received	0	1	2	3	4	5	6	7	8	9+
Surrender Charge (as a percentage of each Premium Payment)	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%

If you request a partial withdrawal, the applicable surrender charge percentage is applied to the amount of each premium payment withdrawn in excess of the Free Withdrawal Amount (described below). For example, assume the Contract was established with an initial premium payment of $100,000 no investment earnings and a $15,000 withdrawal was requested in the first Contract Year. The Free Withdrawal Amount is $10,000. The remaining $5,000 of the withdrawal request is subject to the 8% surrender charge percentage.

If you fully surrender your Contract, the applicable surrender charge percentage is applied to the total amount of each premium payment subject to a surrender charge, rather than the amount actually surrendered. This means that if the Contract Value is less than the sum of the premium payments at the time of the request (e.g., due to poor investment performance and/or fees and charges), the surrender charge assessed may be greater than the amount that would be assessed if the surrender charge percentage was applied to the amount actually surrendered. For example, assume the Contract was established with an initial premium payment of $100,000 and a full surrender was requested in the first Contract Year at a time when the Contract Value had declined to $90,000 due to poor investment performance and/or fees and charges. The maximum surrender charge percentage associated with the Contract would be applied to the entire $100,000 premium payment, and not the $90,000 Contract Value surrendered.

Amounts withdrawn that are not subject to the surrender charge are not considered withdrawals of any premium payment. We also treat premium payments that have been invested the longest as being withdrawn first. We treat premium payments as withdrawn before earnings for purposes of calculating the surrender charge. However, federal income tax rules treat earnings under your Contract as withdrawn first. See “FEDERAL TAX CONSIDERATIONS.”

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events:

•	You begin receiving qualified extended medical care on or after the first Contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or

•	You are first diagnosed by a qualified medical professional, on or after the first Contract anniversary, as having a qualifying terminal illness.

We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any Contract Year exceeds the Free Withdrawal Amount. If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the Contract Value in proportion to the Contract Value in each Subaccount or Fixed Interest Option from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire Contract Value in such Subaccounts or Fixed Interest Options, we will deduct charges proportionately from all other Subaccounts and Fixed Interest Options in which you are invested. Any withdrawal from the Fixed Account more than 30 days from its maturity date will trigger a Market Value Adjustment. See APPENDIX B for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:

•	We treat premiums as being withdrawn on a first-in, first-out basis; and

•	Amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments.

We have included an example of how this works in APPENDIX D.  Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your Contract Value or in the case of a living benefit rider, the benefit base (e.g. MGIB Charge Base or LifePay Plus Base), if exercised, on the Annuity Start Date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your Contract Value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the Annuity Start Date.

Annual Contract Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the Cash Surrender Value payable to you. The charge is $40 per Contract. We waive this charge if your Contract Value is $100,000 or more at the end of a Contract Year or the total of your premium payments is $100,000 or more or under other conditions established by us. We deduct the charge proportionately from all Subaccounts in which you are invested. If there is no Contract Value in those Subaccounts, we will deduct the charge from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a Contract Year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a Contract Year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Loan Fee. We assess a $25 fee for processing loans, which may be available only through Contracts issued in relation to 403(b) plans. Interest is also charged and credited on amounts taken as a loan from 403(b) contracts. See “403(b) PLAN LOANS” for more information.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying Funds as a result of withdrawals, transfers, or other Fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Contract Value. For a more complete description of the Funds’ fees and expenses, review each Funds’ prospectus.

No underlying Fund currently charges a redemption fee.

Charges Deducted from the Subaccounts

Base Contract Expense varies by Contract class and the maximum charge is 1.55% annually of the average daily assets you have in each Subaccount. Your Contract class depends on when you purchased your Contract. Refer to your Contract Schedule Pages for the Base Contract Expense that applies to you. The Base Contract Expense includes both the Mortality and Expense Risk Charge and the Asset Based Administrative Charge discussed in the Contract and in prior prospectuses.

There is an additional charge if you elected either of the optional enhanced death benefits. The maximum charges for these optional enhanced death benefits are as follows:

	Base Contract Expense	Additional Enhanced Death Benefit Expense	Total
Standard Death Benefit	1.55%	--	1.55% annually
Quarterly/Annual Ratchet Enhanced Death Benefit*	1.55%	0.30%	1.85% annually
7% Solution/Max 7 Enhanced Death Benefit**	1.55%	0.55%	2.10% annually
*	For certain periods the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit. The charge for these death benefits varied. Refer to your Contract schedule pages for the fees and charges that apply for the benefits you have elected.
**	For certain periods the 7% Solution Enhanced Death Benefit, the Max 7 Enhanced Death Benefit or both were available. Refer to your contract schedule for the fees and charges that apply for the benefits you have elected.

The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each Subaccount. The Base Contract Expense compensates the Company for the expenses incurred with administering the Contract, the risks that charges will not cover actual expenses incurred and Death Benefit and annuitization risks. The Death Benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the Base Contract Expense, we may use such profits to finance the costs associated with past distribution of the Contract.

Optional Rider Charges

Some features and benefits of the Contract were available by rider for an additional charge. The optional rider availability was subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for each optional rider benefit. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Rider benefits are subject to conditions and limitations. For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “OPTIONAL LIVING BENEFIT RIDERS.”

Earnings Multiplier Benefit Rider Charge. The charge for the Earnings Multiplier Benefit Rider, and enhanced death benefit, is deducted quarterly (using Contract Year versus calendar year), and is a percentage of the Contract Value of the subaccounts in which you are invested:

Maximum Annual Charge	Current Annual Charge
0.30%	0.30%

This charge is deducted from the Subaccounts in which you are invested. We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date. If there is insufficient Contract Value in the Subaccounts, we will deduct the charges from your Fixed Interest Options starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. If you surrender or annuitize your Contract, we will deduct a proportional portion of the charge for the current quarter based on the current Contract Value immediately prior to the surrender or annuitization. For a description of the rider, see “DEATH BENEFIT – Earnings Multiplier Benefit Rider.”

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

This charge is deducted from the Subaccounts in which you are invested. We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider Charge. The charge for the MGAB rider, a living benefit, is deducted quarterly, and is a percentage of the MGAB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.00%	0.65%

This charge is deducted from the Subaccounts in which you are invested. We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGAB Charge Base is determined, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Accumulation Benefit Rider (the “MGAB rider”).

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly (using Contract Year versus calendar year) and is a percentage of the LifePay Plus Base:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

The current annual charge is 0.75% if this rider was purchased before January 12, 2009.

This charge is deducted from the Subaccounts in which you are invested. We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter following the rider effective date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than the maximum annual charge. For more information about how this rider works, please see “OPTIONAL LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

Important Note:
For Contracts issued on and after August 20, 2007, through April 28, 2008, with the LifePay Plus rider, please see APPENDIX I for more information.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value (using Contract Year versus calendar year) and is a percentage of the LifePay Plus Base:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

The current annual charge is 0.95% if this rider was purchased before January 12, 2009.

This charge is deducted from the Subaccounts in which you are invested. We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter following the rider effective date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than the maximum annual charge. For more information about how this rider works, please see “OPTIONAL LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

Important Note:
For Contracts issued on and after August 20, 2007, through April 28, 2008, with the Joint LifePay Plus rider, please see APPENDIX J for more information.

Fund Expenses

As shown in the Fund prospectuses and described herein, each Fund deducts management fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus and see APPENDIX A.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before deciding to allocate Contract Value to a Fund.

Contract Adjustments

For certain Fixed Interest Options, a Market Value Adjustment may apply to surrenders, withdrawals, transfers, and annuitizations before the end of the applicable guaranteed interest period. The Market Value Adjustment may have no impact or a significant positive or negative impact on the amount surrendered, withdrawn, transferred, or annuitized. The Market Value Adjustment is designed to protect us from losses on our own investments that support our interest guarantees when amounts are withdrawn prematurely. The maximum percentage loss associated with a negative Market Value Adjustment is 100% of interest earned in excess of the applicable guaranteed minimum interest rate. Any Market Value Adjustment is in addition to all other fees and charges.

The Market Value Adjustment is determined using a formula that takes into account the then current interest rates, the interest being credited to the Fixed Interest Option, and the period of time remaining in the guaranteed interest period. Any Market Value Adjustment can fluctuate daily, and you may contact Customer Service at 1-800-366-0066 for information about the current Market Value Adjustment, if any, on amounts invested in an applicable Fixed Interest Option.

Please see APPENDIX B for more information about the Fixed Interest Option that has the potential for a Market Value Adjustment. See also the SAI for details about the method for calculating any Market Value Adjustment.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available Funds through Separate Account B. See APPENDIX A for more information on the available Funds. It also provides a means for you to invest in a Fixed Interest Option through the Fixed Account. See APPENDIX B for more information on the Fixed Account and APPENDIX C for more information about the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at 1-800-366-0066.

We no longer offer the Contract for sale to new purchasers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not own this Contract:

•	If you are looking for a short-term investment; or

•	If you cannot risk getting back less money than you put in.

IRAs and other qualified plans already provide for tax-deferral found in this Contract. For an additional cost, the Contract provides other features and benefits including Death Benefits and the ability to receive a lifetime income. Considering the additional costs, Contract Owners of qualified Contracts should regularly review their continued need for the additional features and benefits they have elected. See “FEES AND EXPENSES” and “CHARGES AND FEES.” If you have elected a Living Benefit or an Enhanced Death Benefit Option and your Contract is tax-qualified, see “FEDERAL TAX CONSIDERATIONS - Tax Consequences of Living Benefits and Enhanced Death Benefits.”

When considering your investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Contract Date, Contract Year and Annuity Start Date

The date the Contract became effective is the Contract Date. Contract anniversaries are measured from the Contract Date. Each 12-month period following the Contract Date is a Contract Year. The Annuity Start Date is the date you start receiving annuity payments under your Contract.

Contract Owner

You are the Contract Owner. You have the rights and options described in the Contract. One or more individuals may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable Death Benefit if such Death Benefit is available for multiple owners. In the event a selected Death Benefit is not available, the Standard Death Benefit will apply. See “DEATH BENEFIT” below for more information about the Death Benefit during the accumulation phase and the Death Benefit during the income phase.

The Death Benefit becomes payable when you die. If the owner is a non-natural person (an entity), the Death Benefit is payable upon the death of the Annuitant. In the case of a sole Contract Owner who dies before the Annuity Start Date, we will pay the beneficiary the Death Benefit then due. The sole Contract Owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the Contract Owner. In the case of a joint owner of the Contract dying before the Annuity Start Date, we will designate the surviving Contract Owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owners” below.

Joint Owners

For nonqualified Contracts only, joint owners may be named. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the Death Benefit will be payable. Joint owners may only select the Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the Death Benefit and could have federal tax consequences. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Quarterly/Annual Ratchet Enhanced Death Benefit or 7% Solution/Max 7 Enhanced Death Benefit will cause that Death Benefit to end, and if the older joint owner is under age 861 on the date of the ownership change the Standard Death Benefit will apply. If the older joint owner is age 861 or over on the date of the ownership change, the Death Benefit will be the Cash Surrender Value. The Base Contract Expense going forward will reflect the change in Death Benefit. If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Please note that returning a Contract to single owner status will not restore either the Quarterly/Annual Ratchet Enhanced Death Benefit or the 7% Solution/Max 7 Enhanced Death Benefit or the Earnings Multiplier Benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant

The Annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint Annuitant may also be designated. You are the Annuitant unless you name another Annuitant in the application. The Annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of an owner that is a non-natural person and joint Annuitants, the oldest Annuitant’s age is used. The Contract Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Start Date. You may not change the Annuitant after the Contract is in effect except as described below.

If the Contract Owner is an individual, and the Annuitant dies before the Annuity Start Date and a contingent Annuitant has been named, the contingent Annuitant becomes the Annuitant. If the Annuitant dies before the Annuity Start Date and there is no contingent Annuitant, the Contract Owner will become the Annuitant. In the event of joint owners, the youngest joint owner will be the contingent Annuitant. The Contract Owner may designate a new Annuitant within 60 days of the death of the Annuitant. If the Annuitant was the sole Contract Owner and there is no beneficiary designation, the Annuitant’s estate will be the beneficiary.

If the Contract Owner is not an individual but is a non-natural person, and the Annuitant dies before the Annuity Start Date, we will pay the designated beneficiary the Death Benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the Contract Owner will be the beneficiary.

Regardless of whether a Death Benefit is payable, if the Annuitant dies and any Contract Owner is not an individual but is a non-natural person, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the Contract Owner is not an individual but is a non-natural person.

Please note that only the Standard Death Benefit is available on a Contract with joint Annuitants.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any Death Benefit proceeds. The beneficiary may become the successor Contract Owner if the beneficiary is the Contract Owner’s spouse and the Contract Owner dies before the Annuity Start Date. We pay Death Benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner).

If the primary beneficiary dies before the Death Benefit is payable, we pay the Death Benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the Death Benefit proceeds to the Contract Owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any Death Benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

1	The age at which adding a joint owner causes a change in the Death Benefit varied over time. Refer to your contract schedule pages for the age that applies to your contract.

Change of Contract Owner or Beneficiary

During the Annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the Death Benefit, the guaranteed minimum Death Benefit and/or the Death Benefit option applied to the Contract, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the Annuitant’s age if the owner is a non-natural person). The new owner’s death will determine when a Death Benefit is payable (the Annuitant’s death if the owners is a non-natural person).

Before Ownership Change	Age of New Owner	After Ownership Change
Standard Death Benefit	85* and under	Standard Death Benefit
Quarterly/Annual Ratchet Enhanced Death Benefit**	75* and under	Quarterly/Annual Ratchet Enhanced Death Benefit**
Quarterly/Annual Ratchet Enhanced Death Benefit**	76 to 85*	Standard Death Benefit
7% Solution/Max 7 Enhanced Death Benefit**	69* and under	7% Solution/Max 7 Enhanced Death Benefit**
7% Solution/Max 7 Enhanced Death Benefit**	70 to 85*	Standard Death Benefit
*	For certain periods, the age of the new owner varied for determining the impact of a change in ownership on the availability of an enhanced death benefit after the change. Refer to your Contract schedule pages for the maximum age that applies to your Contract.
**	The availability of these enhanced death benefits varied depending on when the benefit was elected. Refer to your Contract Schedule pages for the benefit that you elected.

In the event the new owner is over the age at which they can retain the Standard Death benefit, or the new owner is not an individual but is a non-natural person (other than a trust for the benefit of the owner or Annuitant), the Death Benefit after the ownership change will be the Cash Surrender Value. The Base Contract Expense going forward will reflect the change in Death Benefit. Please note that once a Death Benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore the Quarterly/Annual Ratchet Enhanced Death Benefit or the 7% Solution/Max 7 Enhanced Death Benefit.

If you have elected the Earnings Multiplier Benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider effective date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the Earnings Multiplier Benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership, except as provided in the rider.

An ownership change may cause a living benefit rider to terminate, depending on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).” For more information about an ownership change with the LifePay Plus rider, please see “OPTIONAL LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.” For more information about an ownership change with the Joint LifePay Plus rider, please see “OPTIONAL LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

You have the right to change beneficiaries during the Annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the Death Benefit specified by the beneficiary to the extent permitted under Tax Code Section 72(s) or 401(a)(9), as applicable. You may also be able to restrict a beneficiary’s right to elect an annuity payment option or receive a lump-sum payment. If so, such rights or options must comply with applicable provisions for the Tax Code and will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request in good order. The change will not affect any payment made or action taken by us before recording the change.

Crediting of Premium Payments

You may make additional premium payments of $500 or more ($50 for qualified Contracts) at any time up to the Contract anniversary after your 85th birthday. We may change the additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the Contract Value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

We processed your initial premium within two business days after receipt and allocated the payment according to the instructions you specified at the Accumulation Unit value next determined once the application and all information necessary for processing the Contract were complete. We will process additional premium payments within one business day if we receive all information necessary. In certain states we also accept additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may have retained your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application could not be completed within this period, we informed you of the reasons for the delay and returned the premium payment immediately unless you directed us to hold the premium payment until the application was completed. If you chose to have us hold the premium payment, we held it in a non-interest bearing account.

If your premium payment is transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer:

•	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the Contract Value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to additional premium payments. We will allocate the additional premium payment(s) proportionally according to the current Subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a Subaccount is no longer available (including due to a Fund purchase restriction) or requested in error, we will allocate the additional premium payment(s) proportionally among the other Subaccount(s) in your current allocation. For any additional premium payments, we will credit the payment designated for a Subaccount of Separate Account B at the Accumulation Unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the Subaccounts selected by you, we convert the premium payment into Accumulation Units. We divide the amount of the premium payment and Premium Credit allocated to a particular Subaccount by the value of an Accumulation Unit for the Subaccount to determine the number of Accumulation Units of the Subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each Subaccount vary with its investment performance.

In some states, we may have required that an initial premium designated for a Subaccount of Separate Account B be allocated to a Subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio) during the free look period. After the free look period, we then converted your Contract Value (your initial premium plus any earnings less any expenses) into Accumulation Units of the Subaccounts you previously selected. The Accumulation Units were allocated based on the Accumulation Unit value next computed for each Subaccount. Initial premium that was to be allocated to the Fixed Interest Options was allocated to the Fixed Interest Options with the guaranteed interest period you had chosen.

Additional Credit to Premium

We will add a credit to your Contract Value based on each premium payment (“Premium Credit”). We will add the Premium Credit proportionally to each subaccount and Fixed Interest Option as the premium payment is allocated. The Premium Credit is a minimum of 4% of the premium payment. We may increase the Premium Credit at our discretion. If we increase the Premium Credit we may reduce it also at our discretion, but we will not reduce it below the minimum Premium Credit of 4%, and we will give at least 30 days’ notice of any planned reduction.

The Premium Credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a Premium Credit from the amount we pay to you or your beneficiary:

•	If a death benefit becomes payable, we will deduct any Premium Credits added to your contract within one year prior to death; and

•	If we waive any surrender charge, we will deduct any Premium Credit added to your Contract Value within one year.

If we deduct a Premium Credit from any amount we pay to you, we will only deduct the full dollar amount of the Premium Credit. You will retain any gains, and you will also bear any losses, that are attributable to the Premium Credit we deduct.

Once we have waived any surrender charge, we will not add any additional Premium Credit to any additional premium you pay on or after the date of any such waiver.

While no specific charge is made for the Premium Credit, the surrender charges are higher and the surrender charge period longer than under our products not offering a Premium Credit. Also, the Base Contract Expense is higher than that charged under other products providing comparable features, but which have no Premium Credit. We may use a portion of the surrender charge and Base Contract Expense to help recover the cost of providing the Premium Credit. In addition, there may be circumstances under which the Contract Owner may be worse off from having received a Premium Credit. Negative performance associated with the Premium Credit at any time will reduce the Contract Value more than if the Premium Credit had not been applied.

Contract Value

We determine your Contract Value on a daily basis beginning on the Contract Date. Your Contract Value is the sum of:

•	The Contract Value in the Fixed Interest Options; and

•	The Contract Value in each Subaccount in which you are invested.

On the Contract Date, we allocated your Contract Value to each Subaccount and/or a Fixed Interest Option specified by you, unless the Contract was issued in a state that required the return of premium payments during the free look period. In such a case, the portion of your initial premium and added Premium Credit not allocated to a Fixed Interest Option may have been allocated to a Subaccount specially designated by the Company during the free look period for this purpose (the Voya Government Liquid Assets Portfolio)

Contract Value in Fixed Interest Options. The Contract Value in your Fixed Interest Options is the sum of premium payments and Premium Credits allocated to the Fixed Interest Options under the Contract, plus Contract Value transferred to the Fixed Interest Options, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Options (including any Market Value Adjustment applied to such transfer or withdrawal), Contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the Contract Date, the Contract Value in the Subaccounts in which you are invested is equal to the initial premium paid and added Premium Credit designated to be allocated to the Subaccounts.

On each business day after the Contract Date, we calculate the amount of Contract Value in each Subaccount as follows:

(1)	We take the Contract Value in the Subaccount at the end of the preceding business day;

(2)	We multiply (1) by the Subaccount’s Net Rate of Return since the preceding business day;

(3)	We add (1) and (2);

(4)	We add to (3) any additional premium payments and Premium Credits, and then add or subtract any transfers to or from that Subaccount; and

(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any Contract fees and premium taxes.

The Net Rate of Return equals the Net Investment Factor minus one.

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the Subaccount. The Net Investment Factor is calculated for each Subaccount as follows:

(1)	We take the net asset value of the Subaccount at the end of each business day;

(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the Subaccount and reinvested in such Subaccount. We subtract from that amount a charge for our taxes, if any;

(3)	We divide (2) by the net asset value of the Subaccount at the end of the preceding business day; and

(4)	We then subtract the applicable daily charges from the Subaccount: the Base Contract Expense; and any optional rider charges.

Calculations for the Subaccounts are made on a per Accumulation Unit basis. Each Subaccount of Separate Account B has its own Accumulation Unit value. The Accumulation Units are valued at the close of each business day that the New York Stock Exchange (“NYSE”) is open for trading, normally 4:00 p.m. Eastern Time. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Fund in which the Subaccount invests. Shares in the Funds are valued at their net asset value.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value will fluctuate daily based on the investment results of the Subaccounts in which you are invested and interest credited to Fixed Interest Options and any Market Value Adjustment. See APPENDIX B for a description of the calculation of Cash Surrender Value under any Fixed Interest Option. We do not guarantee any minimum Cash Surrender Value. On any date during the accumulation phase, your Cash Surrender Value equals:

•	Your Contract Value;

•	Adjusted for any Market Value Adjustment for amounts invested in the Fixed Interest Options; and

•	Reduced by any surrender charge, any charge for premium taxes, any redemption fees, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the Annuitant is living and before the Annuity Start Date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the Cash Surrender Value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more annuity options. We will usually pay the Cash Surrender Value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% additional tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

TRANSFERS AMONG YOUR INVESTMENT OPTIONS

Before the Annuity Start Date, you may transfer your Contract Value among the Subaccounts in which you are invested and your Fixed Interest Options. We currently do not charge you for transfers made during a Contract Year but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if in our business judgment such modification or termination is necessary or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Option taken more than 30 days from its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds, Excluded Funds, and other Funds may negatively impact your Death Benefit or rider benefits.

If you allocate Contract Value to an investment option that has been designated as a Restricted Fund, your ability to transfer Contract Value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the Contract Value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total Contract Value in the Restricted Fund, the reallocation will be permitted even if the percentage of Contract Value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “OPTIONAL LIVING BENEFIT RIDERS.”

The minimum amount that you may transfer is $100 or, if less, your entire Contract Value held in a Subaccount or a Fixed Interest Option. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Option, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount to the Subaccounts you specify. There is no additional charge to participate in the dollar cost averaging program. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

Fixed Interest Options with durations of six months and one year may be available for use exclusively with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the Subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Option subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the Contract, we will inform you or your agent/registered representative that we cannot process the transfer and that new instructions are required. Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation Funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you use a Fixed Interest Option as the source account for dollar cost averaging and terminate the dollar cost averaging program when there is money remaining in the dollar cost averaging Fixed Interest Option, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Option.

If you do not specify to which Subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the Subaccounts in which you are invested proportionally, subject to any Fund purchase restrictions. The transfer date is the same day each month as your Contract Date. If, on any transfer date, your Contract Value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation Funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer Contract Value to a Restricted Fund, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of Contract Value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);

•	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and

•	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional Subaccounts or Fixed Interest Options to be source accounts under the dollar cost averaging program or withdraw any Subaccount or Fixed Interest Option from the dollar cost averaging program. We may also stop offering dollar cost averaging Fixed Interest Options or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of Contract Value invested in the Subaccounts of Separate Account B, you may elect to have your investments in the Subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in the dollar cost averaging program. Automatic rebalancing is subject to any Fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

Under automatic rebalancing we will transfer amounts under your Contract on a quarterly, semi-annual, or annual calendar year basis among the Subaccounts to maintain the investment blend of your selected Subaccounts. Automatic rebalancing percentages must be in whole percentages. Rebalancing does not affect any amounts that you have allocated to Fixed Interest Options. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Contract Value among the Subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

Upon advance notice we may modify, suspend, or terminate the automatic rebalancing program at any time.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;

•	Forced and unplanned portfolio turnover;

•	Lost opportunity costs; and

•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We provide multi-fund variable insurance and retirement products and have adopted an Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or

•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same Fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new premium payments, withdrawals, and loans, if available);

•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and

•	Transactions initiated by us or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same Fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those which involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying Fund available through the variable insurance products issued by us, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, we are required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund or all Funds within the Fund family.

WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the Contract Owner. If you request a withdrawal for more than 90% of the Cash Surrender Value, and the remaining Cash Surrender Value after the withdrawal is less than $1,000, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Options or Subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the Subaccounts in which you are invested. If there is not enough Contract Value in the Subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Option taken more than 30 days from its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the Contract Value as of the close of business on the day we receive your withdrawal request in good order at Customer Service. The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, additional withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal. In this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all Subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals described below are subject to taxation on an income first basis. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% additional tax. See “FEDERAL TAX CONSIDERATIONS” for more details. Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law.

We offer three types of withdrawals: regular withdrawals, systematic withdrawals, and IRA withdrawals.

Regular Withdrawals. You may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Option more than 30 days from its maturity date. See APPENDIX B for more information on the application of Market Value Adjustment.

Systematic Withdrawals. You may choose to receive automatic systematic withdrawal payments from the Contract Value in the Subaccounts in which you are invested or from the interest earned in your Fixed Interest Options. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly, or annually. If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the Subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all Subaccounts in which Contract Value is invested. If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you additionally allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all Subaccounts in which Contract Value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before death of the Contract Owner. If you request a withdrawal for more than 90% of the Cash Surrender Value and the remaining Cash Surrender Value after the withdrawal is less than $1,000, we treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Options or Subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the Subaccounts in which you are invested. If there is not enough Contract Value in the Subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Option taken more than 30 days from its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the Contract Value as of the close of business on the day we receive your withdrawal request in good order at Customer Service. The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, additional withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal. In this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all Subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals described below are subject to taxation on an income first basis. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% additional tax. See “FEDERAL TAX CONSIDERATIONS” for more details. Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law.

We offer three types of withdrawals: regular withdrawals, systematic withdrawals, and IRA withdrawals.

Regular Withdrawals. You may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Option more than 30 days from its maturity date. See APPENDIX B for more information on the application of Market Value Adjustment.

Systematic Withdrawals. You may choose to receive automatic systematic withdrawal payments from the Contract Value in the Subaccounts in which you are invested or from the interest earned in your Fixed Interest Options. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the Subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all Subaccounts in which Contract Value is invested. If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you additionally allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all Subaccounts in which Contract Value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be a fixed amount or an amount based on a percentage of your Contract Value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If you want fixed amount systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed amount systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your Contract Value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Options to interest earned during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with distributions under Sections 72(q) and 72(t) of the Tax Code. A Fixed Interest Option may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit an additional premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a Contract Year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a regular withdrawal.

Subject to availability, for nonqualified Contracts a spousal or non-spousal beneficiary may be able to elect to receive Death Benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals. Subject to availability, for qualified Contracts stretch payments are available only to individuals that are eligible designated beneficiaries under federal tax law. See FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed amount systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Sections 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your Contract Value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Option exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your Contract Value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals, which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code, may exceed the maximum described above. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals. If you have a non-Roth IRA Contract and will be at least the “applicable age” (see “Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and non-Roth IRAs, Start Date”) during the current calendar year, you may elect to have distributions made to you to satisfy minimum distribution requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Tax Code rules governing mandatory distributions under IRAs. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, you will need to take distributions adequate to satisfy the requirements imposed by federal tax law. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law, unless you are satisfying those mandatory distribution rules through withdrawals from other IRA accounts.

You choose the frequency of your IRA withdrawals (monthly, quarterly, or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

We calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount each year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the Contract Value, we will cancel the Contract and send you the amount of the Cash Surrender Value.

You may change the payment frequency of your IRA withdrawals once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Option in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charges.

403(b) PLAN LOANS

Availability. If your Contract was issued in relation to a 403(b) retirement plan, 403(b) Plan Loans may be available to you if specifically permitted by the terms of your plan and in your state. If available, you may initiate a loan at any time during the accumulation phase prior to reaching the age at which required minimum distributions must begin. Some states may limit the number of loans that may be outstanding at any one time.

Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

Things to Consider Before Initiating a Loan. When you initiate a loan we transfer an amount equal to the loan, on a pro-rata basis, from each of the investment options in which your Contract Value is allocated to a special loan account within our general account where it is held as collateral for your outstanding loan balance. Consequently, consider the following before initiating a loan:

•	Loan Fee. A $25 loan fee is deducted from your Contract Value when initiating a loan;

•	Potential loss of Investment Return. Taking a loan reduces your opportunity to participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options; and

•	Loan Interest. Interest is both charged and credited on loan amounts allocated to the special loan account. The interest rate charged is 6% annually, and the interest rate credited is 3% annually. The difference between the rate charged and the rate credited on loans is called the loan interest rate spread, which is retained by the Company.

Loan Amount. The minimum loan amount is $1,000, and the maximum loan amount is the lesser of:

•	The greater of:

○	50% of your Cash Surrender Value, less any outstanding loan balance; or

○	$10,000 less any outstanding loan balance;

•	$50,000 less the highest outstanding loan balance in the last 12 months; or

•	The greater of:

○	90% of your Cash Surrender Value; or

○	Your Cash Surrender Value minus $2,500.

Repayment. You are required to establish a repayment schedule when initiating a loan. Repayment terms may vary, but generally range from one to five years in duration. When you initiate a loan, a repayment amount is determined and you choose whether to repay the loan over the term on a monthly or quarterly basis. Once chosen, your repayment term and frequency cannot be changed. You may always pay more than the agreed upon repayment amount, and you may pay off the loan before the end of its term.

Loan repayments received will reduce the outstanding loan balance and such amounts, net of loan interest, will be transferred on a pro rata basis from the special loan account to the investment options in which your Contract Value is then allocated.

Past Due Loans. A loan will become past due when a scheduled payment has not been received. Any loan payments made on a past due loan will apply to the oldest delinquent payment first for the purposes of avoiding defaulting on the loan. Any amount past due for more than three months will cause the loan to be in default.

Defaulted Loans. When a loan is in default, the outstanding loan amount, including accrued interest, is treated as a normal disbursement for tax purposes and will be reported as a taxable distribution to the IRS. The distribution may be subject to additional tax under the Tax Code. To the extent a loan that has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. If you have defaulted on a loan, interest will continue to accumulate on the balance until the loan is paid or you have a distributable event. Additionally, certain other tax rules apply to distributions from the contract. See “FEDERAL TAX CONSIDERATIONS ‒ Taxation of Qualified Contracts” for additional information.

Withdrawals to Repay a Loan. If permitted under the 403(b) plan, you may take a withdrawal from your Contract to make a loan payment or repay a loan that is in default, but any such withdrawal will be subject to the normal consequences of a withdrawal, including possible surrender charges and a Market Value Adjustment from amounts withdrawn from a Fixed Interest Option. We cannot apply any amount withdrawn directly to a loan repayment. Rather, you will need to take the withdrawal and return the loan payment to us with a personal check or in another accepted method of payment.

ANNUITY OPTIONS

Annuitization of Your Contract

If the Annuitant and Contract Owner are living on the Annuity Start Date, we will begin making payments to the Contract Owner under an annuity option. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the Annuity Start Date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided any waiting period or other specified condition has been met. The Maximum Annual Withdrawal may be available with the LifePay Plus or Joint LifePay Plus riders. Except as provided under certain riders, there is no Death Benefit after the Annuity Start Date.

Your choice of an annuity option may be limited, depending on your use of the Contract. Certain annuity options and/or certain period certain durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to the required minimum distribution rules in Tax Code Section 401(a)(9). In addition, for qualified Contracts once annuity payments start under an annuity option, it may be necessary to modify those payments following the Annuitant’s death in order to comply with new requirements under the required minimum distribution rules. See “FEDERAL TAX CONSIDERATIONS - Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).”

You may also elect an annuity option on surrender of the Contract for its Cash Surrender Value or you may choose one or more annuity options for the payment of Death Benefit proceeds while it is in effect and before the Annuity Start Date. If, at the time of the Contract Owner’s death or the Annuitant’s death (if the Contract Owner is not an individual but is a non-natural person), no option has been chosen for paying Death Benefit proceeds, the beneficiary may choose an annuity option. In such a case, if allowed under applicable tax law, the payments will be based on the life expectancy of the beneficiary rather than the life of the Annuitant. In all events, payments of Death Benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity payment that we will make is $20. We may require that a single sum payment be made if the Contract Value is less than $2,000 or if the calculated monthly annuity payment is less than $20.

For each annuity option, we will issue a supplemental written agreement putting the annuity option into effect. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used, the interest credited to the Fixed Interest Options, and the investment performance of the Funds if variable options are available and selected.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payment under our current annuity options will last either for a specified period of time or for the life of the Annuitant, or both – depending on the option selected. We will determine the amount of the annuity payments on the Annuity Start Date by multiplying the Contract Value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000. The applicable payment factor will depend on:

•	The annuity option selected;

•	The payment date;

•	The frequency of payments you choose; and

•	The age (and gender, where appropriate under applicable law) of the Annuitant or the beneficiary.

Surrender charges might apply depending on the annuity options.  As a general rule, more frequent annuity payments will result in smaller individual annuity payments. Likewise, annuity payments that are anticipated over a longer period of time will also result in smaller individual annuity payments. Because our current annuity options provide only for fixed payments, additional payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

•	The person named to receive payment is other than the Contract Owner or beneficiary;

•	The person named is not an individual but is a non-natural person, such as a corporation; or

•	Any annuity payment would be less than the minimum annuity payment allowed.

Selecting the Annuity Start Date

You select the Annuity Start Date, which is the date on which the annuity payments commence. Unless we consent, the Annuity Start Date must be at least five years from the Contract Date but before the month immediately following the Annuitant’s 90th birthday. If on the Annuity Start Date a surrender charge remains and required minimum distributions are not required under the Tax Code, then the annuity option elected must include a period certain of at least 10 years.

If you do not select an Annuity Start Date, it will automatically begin in the month following the Annuitant’s 90th birthday.

If the Annuity Start Date occurs when the Annuitant is at an advanced age, such as over age 95, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS.” For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach the “applicable age” (see “Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and non-Roth IRAs, Start Date”) or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice when selecting an Annuity Start Date.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually, or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the Contract Owner. If so, such options may not be available to the beneficiary. In addition, the beneficiary’s rights may be restricted by the distribution requirements of the applicable federal tax laws.

The Annuity Options

The Contract has four annuity options. Payments under Options 1, 2, and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the Contract Value in the Subaccounts is transferred to the Company’s general account. If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by law. Monthly payment amounts for each of the available options are available on request.

The MGIB annuity options available under the MGIB rider are different from the options listed below. For additional information, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1. Income for a Fixed Period. Under this option, we make payments in equal installments according to the frequency you select for a fixed number of years based on the Contract Value on the Annuity Start Date. The fixed period must be between 5 and 30 years. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual, or quarterly installments. We will provide you with illustrations if you ask for them. If the Cash Surrender Value or Contract Value is applied under this option, a 10% additional tax may apply to the taxable portion of each annuity payment until the Contract Owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the Annuitant in equal installments according to the frequency you select and guarantee the payments for a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, payments are guaranteed until their sum equals the value of your Contract used to determine the annuity payments. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the Annuity Start Date. Amounts for ages not shown in the Contract are available on request.

Option 3. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the Contract Owner or beneficiary under the Contract. We guarantee payments will be made according to the frequency you select for as long as at least one of the named persons is living. There is no minimum number of payments.

Option 4. Annuity Plan. Under this option, your Contract Value can be applied to any other annuitization option that we choose to offer on the Annuity Start Date. Annuity payments under Option 4 may be fixed or variable, although only fixed payments are currently available. If payments are variable, they will be subject to and comply with the requirements of the 1940 Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and the Company, subject to any minimum distribution requirements imposed by federal tax law. The amounts we will pay are determined as follows:

•	For Options 1 and 2, we will continue any remaining guaranteed payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2. For the refund option, the amount paid at the death of the Annuitant is the value used to determine your annuity payments less the value of all annuity payments made;

•	For Option 3, no amounts are payable after both named persons have died; and

•	For Option 4, the annuity option agreement will state the amount we will pay, if any.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits that are available through the Contract. For details about each benefit, please see the corresponding section in this prospectus.

Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Provides a Death Benefit payable upon the death of either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person).	Base Contract Expense - 1.55% of Contract Value in each Subaccount	Base Contract Expense – 1.40% - 1.55% of Contract Value in each Subaccount	Automatically comes with the Contract. Fund selection can impact the benefit. Benefit will increase with additional premium payments and decrease with withdrawals.
Optional Quarterly/Annual Ratchet Enhanced Death Benefit	Enhances the Standard Death Benefit with any positive investment performance.	0.30% of Contract Value in each Subaccount	0.15% - 0.30% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar, or proportionally.

Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Optional 7% Solution Enhanced Death Benefit	Enhances the Standard Death Benefit with the return of a stated interest rate.	0.35% of Contract Value in each Subaccount	0.30% - 0.35% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional Max 7 Enhanced Death Benefit	Enhances the Standard Death Benefit with the greater of any positive investment performance or a stated interest rate.	0.55% of Contract Value in each Subaccount	0.55% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional Earnings Multiplier Benefit Rider	Enhances the Death Benefit equal to a certain percentage of gain in the Contract, adjusted for withdrawals.	0.30% of Contract Value annually.	0.30% of Contract Value annually.	No longer available to purchase. Once selected, this rider generally may not be cancelled. There is no benefit if there is no gain in the Contract, even though the fee continues to be deducted.
Optional Minimum Guaranteed Income Benefit Rider	Guarantees that a minimum amount of annuity income if you annuitize on the MGIB Date, regardless of fluctuating market conditions	1.50% of the MGIB Charge Base	0.75% of the MGIB Charge Base	No longer available to purchase. Fund selection can impact the benefit.
Optional Minimum Guaranteed Accumulation Benefit Rider	Provides a guarantee of a minimum accumulation value at the end of either a 10-year or 20-year period.	1.00% of the MGAB Charge Base	0.65% of the MGAB Charge Base	No longer available to purchase. Withdrawals may reduce the benefit proportionally. Limited ability to cancel the MGAB rider.
Optional LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider	Provides a guarantee of a minimum level of annual withdrawals for the life of the Annuitant, even if these withdrawals reduce your Contract Value to zero.	1.30% of the LifePay Plus Base	0.85% of the LifePay Plus Base	No longer available to purchase. Excess withdrawals can reduce or eliminate the benefit. Fund selection can impact the benefit.

Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Optional Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider	Provides a guarantee of a minimum level of annual withdrawals for both you and your spouse, even if these withdrawals reduce your Contract Value to zero.	1.50% of the Joint LifePay Plus Base	1.05% of the Joint LifePay Plus Base	No longer available to purchase. Excess withdrawals can reduce or eliminate the benefit. Fund selection can impact the benefit.

DEATH BENEFIT

Death Benefit Options

The Contract has a Standard Death Benefit and the following two optional death benefits that were available for election when you applied for the Contract:

•	The Quarterly/Annual Ratchet Enhanced Death Benefit; and

•	The 7% Solution/Max 7 Enhanced Death Benefit.

If you did not elect one of the optional Death Benefits at the time of application for the Contract, your Contract was issued with the Standard Death Benefit. Not all Death Benefit options were available at all issue ages or with all of the living benefit riders. Additionally, not all Death Benefit options were available in every state. The Death Benefit option applicable to your Contract cannot be changed.

A change in ownership of the Contract may affect the amount of the Death Benefit. The LifePay Plus and Joint LifePay Plus riders may also affect the Death Benefit. See your Contract for the Death Benefit Option applicable to you.

Death Benefit During the Accumulation Phase

During the accumulation phase, a Death Benefit (and the Earnings Multiplier Benefit, if elected) is payable when either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person) dies before the Annuity Start Date. Upon the first joint owner’s death, the surviving owner will become the beneficiary under the Contract. Assuming you are the Contract Owner, your beneficiary will receive a Death Benefit unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract. We calculate the Death Benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“Claim Date”). Surrender charges are waived in relation to premiums received before our receipt of due proof of death, and unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract, we will not accept additional premiums after we have received notice of death.

If there is a beneficiary who is not the spouse of the Contract Owner, the value of the Death Benefit may be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. If the spouse is the sole beneficiary of the Contract Owner, the value of the Death Benefit will remain allocated to the investment options in which Contract Value is allocated on the Claim Date and may be subject to market performance, positive or negative, from the Claim Date until the date of payment. If your beneficiary wants to receive the Death Benefit on a date later than this, it may affect the amount of the benefit payable in the future. Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, the proceeds may be received in a single lump-sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “WITHDRAWALS” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the Contract Owner. If so, such rights or options may not be available to the beneficiary.

If we do not receive a request to apply the Death Benefit proceeds to an annuity option, we will make a single payment in a lump-sum. We will generally pay Death Benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “FEDERAL TAX CONSIDERATIONS.” Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

Payment of the Death Benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

•	The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the Contract Value allocated to Excluded Funds; and

•	The greater of the Contract Value and the Cash Surrender Value (sometimes referred to as the “Base Death Benefit”), reduced by any Premium Credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to both Covered Funds and Excluded Funds equals premium payments plus Premium Credits allocated to Covered Funds or Excluded Funds, respectively, less proportional adjustments for any withdrawals and transfers. For Excluded Funds, this calculation is not used for benefit purposes but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version of the rider you have, withdrawals can reduce the Standard MGDB dollar for dollar or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a Standard MGDB of $125,000. After the withdrawal, the percentage reduction in the Standard MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore, although the reduction in Contract Value is just $10,000, the Standard MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Transfers among Fund categories do not reduce the overall Standard MGDB.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the Contract Value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected.

Each Enhanced Death Benefit locks in positive investment performance in a different way. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an element that locks annually at a specified interest rate, so your Death Benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate element and the associated additional charge. Each Enhanced Death Benefit option is explained further below.

For certain periods the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both the Quarterly Ratchet Enhanced Death Benefit; and the Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining Death Benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any Fund as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums and Premium Credits added to such Fund and also with respect to new transfers to such Fund.

For the period during which a portion of the Contract Value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the Base Contract Expense attributable to that portion of the Contract Value. The reduced Base Contract Expense will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and

•	The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the Contract Value allocated to Excluded Funds less any Premium Credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the Contract Date equaled the premium and Premium Credits allocated to Covered Funds. On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and

•	The Annual Ratchet MGDB in Covered Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the Contract Date equaled the premium plus Premium Credits allocated to Excluded Funds. On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and

•	The Annual Ratchet MGDB in the Excluded Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

Important Note:
The calculation of the Annual Ratchet MGDB allocated to Excluded Funds is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

For certain periods of time the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. On the Contract Date, the Quarterly Ratchet MGDB in Covered Funds equaled the premium and Premium Credits allocated to Covered Funds. On each quarterly Contract anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and

•	The Quarterly Ratchet MGDB in Covered Funds from the prior quarterly Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

A “quarterly Contract anniversary” is the date three months from the Contract Date that falls on the same date in the month as the Contract Date. If there is no corresponding date in the month, the quarterly Contract anniversary will be the first date of the next month. If the quarterly Contract anniversary falls on a weekend or holiday, we will use the value as of the subsequent business day.

On dates other than quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the Contract Date equaled the premium and Premium Credits allocated to Excluded Funds. On each quarterly Contract anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and

•	The Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

On dates other than quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

Important Note:
The calculation of the Quarterly Ratchet MGDB allocated to Excluded Funds is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version of the rider, withdrawals can reduce the Annual/Quarterly Ratchet MGDB dollar for dollar or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and an Annual and Quarterly Ratchet MGDB of $125,000. After the withdrawal, the percentage reduction in the Annual and Quarterly Ratchet MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore although the reduction in Contract Value is just $10,000, the Annual and Quarterly Ratchet MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Net transfers from Covered Funds to Excluded Funds will reduce the Annual and Quarterly Ratchet MGDB in Covered Funds proportionally. The increase in the Annual and Quarterly Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual and Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual and Quarterly Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual and Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the reduction in the Annual and Quarterly Ratchet MGDB in Excluded Funds.

The 7% Solution Enhanced Death Benefit equals the 7% Solution Death Benefit Element, which is the greater of:

•	The Standard Death Benefit; and

•	The lesser of:

○	3 times all premium payments plus Premium Credits adjusted for withdrawals (the “Cap”); and

○	The sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the Contract Value allocated to Excluded Funds, less any Premium Credits added within one year prior to the date of death.

Fund Categories. For purposes of calculating the 7% Solution Death Benefit Element, Covered Funds are all investment options not designated as Special Funds or Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•	The Voya Government Liquid Assets Portfolio;

•	The Fixed Interest Option; and

•	The ProFund VP Rising Rates Opportunity Portfolio (although it was closed to new allocations effective April 30, 2007). For Contracts issued prior to September 2, 2003, however, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund; and

•	The Voya Limited Maturity Bond Portfolio (although it was closed to new allocations effective March 12, 2004).

No investment options are currently designated as Excluded Funds. See APPENDIX E for examples of the impact on your 7% Solution Death Benefit Element of allocating Contract Value between Covered Funds and Special Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus Premium Credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the Cap. There is no accumulation once the Cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The 7% Solution Enhanced Death Benefit available for some Contracts issued in 2000 or earlier allows for accumulation to continue beyond age 80, subject to the dollar amount Cap. Please see your Contract for details regarding the terms of your Death Benefit.

The 7% MGDB allocated to Special Funds equals premiums plus Premium Credits allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation at 7% for amounts allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version of the rider, withdrawals can reduce the 7% MGDB dollar for dollar or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the percentage reduction in the 7% MGDB for each Fund category (i.e. Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The percentage reduction in the Cap equals the percentage reduction in total Contract Value resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a 7% MGDB of $125,000. After the withdrawal, the percentage reduction in the 7% MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore, although the reduction in Contract Value is just $10,000, the 7% MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Transfers among Fund categories do not reduce the overall 7% MGDB but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to Fund category to which the transfer is being made will equal the decrease in the Fund category from which the transfer is being made.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit (or the Quarterly Ratchet Enhanced Death Benefit for contracts issued before January 12, 2009) and the 7% Solution Death Benefit Element. When calculating the 7% Solution Death Benefit Element for the Max 7 Enhanced Death Benefit the Cap is 2.5 times all premium payments plus Premium Credits adjusted for withdrawals. Each component of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

In all cases described above, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced Death Benefit may not be available in all states.

Earnings Multiplier Benefit Rider

The Earnings Multiplier Benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. You may have added it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider was added to your Contract is referred to as the “rider effective date.” The rider is no longer available for purchase.

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:

•	The Maximum Base; and

•	The Contract Value on the Claim Date minus premiums and adjusted for withdrawals.

If the rider was added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:

•	150% of the Contract Value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and

•	The Contract Value on the Claim Date minus the Contract Value on the rider effective date, minus subsequent premiums and adjusted for subsequent withdrawals.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “CHARGES AND FEES – Optional Rider Charges – Earnings Multiplier Benefit Rider Charge” for a description of the charge.

Death Benefit During the Income Phase

Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, if any Contract Owner or any Annuitant dies after the Annuity Start Date, we will pay the beneficiary any certain benefit proceeds remaining under the Contract.

Contract Continuation After Death – Spouse

If at the Contract Owner’s death, the surviving spouse of the deceased Contract Owner is the sole beneficiary and such surviving spouse elects to continue the Contract as his or her own, if allowed under the requirements under the Tax Code, the following will apply:

•	If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value on that date is greater than zero, we will add such difference to the Contract Value. We will allocate such addition to the Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to Contract Value will not affect the guaranteed Death Benefit or any living benefit rider values. Any addition to Contract Value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;

•	The Death Benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes to the surviving spouse;

•	Any premiums paid after the Contract is continued will be subject to applicable surrender charges;

•	If you elected the Annual Ratchet Death Benefit (or Quarterly Ratchet Enhanced Death Benefit for certain periods of time) or the Max 7 Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 90 (or age 80 for certain versions of the enhanced death benefits), Ratchets will continue (or resume if deceased owner had already reached age 90, or age 80 for certain versions of the enhanced death benefits) until the new surviving spouse Contract Owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 80, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the Cap or the attained age of 80 is reached. If you elected the 7% Solution Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 80, the 7% Solution Enhanced Death Benefit continues for certain versions, while other versions allow the 7% Solution Enhanced Death Benefit to continue regardless of the spouse’s age;

•	If you purchased the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit among the Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio, or its successor; and

•	The Earnings Multiplier Benefit rider will continue if the surviving spouse is younger than age 76, the maximum rider issue age. If the surviving spouse is age 76 or older, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted Contract Value. The calculation of the benefit going forward will be: (1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (2) computed as if the rider were added to the Contract after issue and after the increase; and (3) based on the Maximum Base and percentages in effect on the original rider effective date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Contract Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the payment of the Death Benefit may be deferred, subject to limits under Tax Code section 72(s) or 401(a)(9) as applicable. See next section, “Required Distributions Upon Contract Owner’s Death.” No additional premium payments may be made.

If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value also on that date, is greater than zero, we will add such difference to the Contract Value. Such addition will be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Contract Owner will be waived. No additional premium payments may be made.

If you elected the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. The Earnings Multiplier Benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

Nonqualified Contracts. We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any Contract Owner of a nonqualified Contract, or any Annuitant (when a Contract Owner is not an individual but is a non-natural person), dies before the Annuity Start Date, we will distribute the Death Benefit payable to the beneficiary within five years of the Contract Owner’s date of death.

•	If the beneficiary is an individual, such beneficiary may elect, within the one-year period after the Contract Owner’s date of death, to receive the Death Benefit in the form of an annuity from us, provided that:

○	Such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and

○	Such distributions begin no later than one year after the Contract Owner’s date of death.

If the sole beneficiary is not the deceased owner’s surviving spouse, the distribution provisions described immediately above will apply even if the Annuitant and/or contingent Annuitant are alive at the time of the Contract Owner’s death.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the Contract Owner’s date of death, then we will pay the Death Benefit to the beneficiary in a cash payment within five years from the date of death. We will determine the Death Benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the Contract Owner’s death. Upon receipt of such election from the spouse at Customer Service:

•	All rights of the spouse as Contract Owner’s beneficiary under the Contract in effect prior to such election will cease;

•	The spouse will become the owner of the Contract and will also be treated as the contingent Annuitant, if none has been named and only if the deceased owner was the Annuitant; and

•	All rights and privileges granted by the Contract or allowed by us will belong to the spouse as Contract Owner of the Contract.

We deem the spouse to have made the election to continue the Contract if such spouse makes a premium payment to the Contract or fails to make a timely election for payment of the Death Benefit as described above.

Subject to availability and our then current rules, a spousal or non-spousal beneficiary who is an individual may elect to receive Death Benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If any Contract Owner of a nonqualified Contract dies on or after the Annuity Start Date, all of the Contract Owner’s rights granted under the Contract, if any, or allowed by us will pass to the Contract Owner’s beneficiary and must be distributed at least as rapidly as under the method of distribution being used at the date of the Contract Owner’s death.

Qualified Contracts. We will not allow any payment of benefits provided under a qualified Contract which does not satisfy the requirements of Section 401(a)(9) of the Tax Code. While the required distributions upon death rules for qualified Contracts are similar to those for nonqualified Contracts, there are significant differences. See “FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).”

OPTIONAL LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if selected, are available through an optional living benefit rider for an additional charge. Once selected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

The optional living benefit riders are no longer available to purchase, including purchase by existing Contract Owners.

The optional living benefit riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific Fund under the Contract. You should consult a qualified financial adviser in evaluating the riders. Customer Service may be able to answer your questions. The telephone number is 1-800-366-0066.

Four living benefit riders were available with the Contract, and they each offered a level of protection against the investment risks with your Contract:

•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract;

•	The Minimum Guaranteed Accumulation Benefit rider, which may be appropriate if you want a guaranteed Contract Value at the end of a specified period;

•	The LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are concerned that you may outlive your income; and

•	The Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. Only one living benefit rider may have been selected. Information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) can be found in the appendices to this prospectus.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on:

•	The amount of premiums you pay and any Premium Credits you receive during the first five Contract Years after you purchased the rider;

•	The amount of Contract Value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below);

•	The MGIB Rate (as defined below);

•	The adjustment for Special Fund or Excluded Fund transfers; and

•	Any withdrawals you take while the MGIB rider is in effect.

Allocating Contract Value to Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Rider Effective Date. The rider date is the date the MGIB rider becomes effective. The rider date is also the Contract Date if you purchased the rider when the Contract was issued.

No Cancellation. Once purchased, the MGIB rider may not be cancelled unless you cancel, surrender, annuitize or otherwise terminate the Contract. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if:

•	You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;

•	The Contract Owner or the first of joint owners or the Annuitant (when the Contract Owner is not an individual but is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract;

•	The Contract Value is insufficient to pay the charge for the MGIB rider; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

(1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:

(a)	Is the MGIB Rollup Base for Covered Funds;

(b)	Is the MGIB Rollup Base for Special Funds; and

(c)	Is the MGIB Rollup Base for Excluded Funds; and

(2)	Is the sum of (a) and (b) where:

(a)	Is the MGIB Ratchet Base for Covered Funds and Special Funds; and

(b)	Is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. These Fund categories apply to all calculations under the MGIB rider. Please see “THE FUNDS – Covered Funds, Special Funds and Excluded Funds.”

Covered Funds are any investment options not designated as Special Funds or Excluded Funds.

The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•	The Voya Government Liquid Assets Portfolio;

•	A Fixed Interest Option;

•	The ProFund VP Rising Rates Opportunity Portfolio (although it was closed to new allocations effective April 30, 2007); and

•	Voya Limited Maturity Bond Portfolio (although it was closed to new allocations March 12, 2004).

No investment options are currently designated as Excluded Funds.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date (subject to the terms and restrictions of the MGIB rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

If the Contract Value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, if available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s Death Benefits. For purposes of calculating any applicable Death Benefit guaranteed under the Contract any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the allocation restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your Contract Value reallocated in this manner.

If the version of the MGIB rider described in this section is not available in your state or at the time it was purchased, you may receive a version of the MGIB rider that does not contain a Fixed Allocation Funds Automatic Rebalancing requirement.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It is also not used in determining the amount of your Cash Surrender Value and Death Benefits. Any reset of Contract Value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below).

On the MGIB Date, your MGIB Benefit Base is equal to the greater of (1) and (2), where:

(1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:

(a)	Is the MGIB Rollup Base for Covered Funds;

(b)	Is the MGIB Rollup Base for Special Funds; and

(c)	Is the Contract Value allocated to Excluded Funds; and

(2)	Is the sum of (a) and (b) where:

(a)	Is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

(b)	Is the Contract Value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the Contract Value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

For purposes of the MGIB Rider, “eligible premiums” are those premiums and related Premium Credits added more than five years before the earliest MGIB Date. This means that, generally, premiums and related Premium Credits must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums and Premium Credits paid after that are not eligible premiums.

Calculation of the Maximum MGIB Rollup Base. The Maximum MGIB Rollup Base is 250% of eligible premiums and Premium Credits adjusted proportionally for withdrawals. This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value. The Maximum MGIB Rollup Base is not allocated by Fund category. If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums and Premium Credits adjusted proportionally for withdrawals.

Calculation of the MGIB Rollup Base The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums and Premium Credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. The MGIB Rate will not change for those Contracts that have purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal (including surrender charge and Market Value Adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value allocated to Covered Funds, Special Funds, or Excluded Funds. For example, if the Contract Value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge and Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds, and Excluded Funds, net transfers from a Fund category will reduce the applicable MGIB Rollup Base for that Fund proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in the Fund category. For example, if the Contract Value in Covered Funds is $1,000 and the transfer from Covered Funds to Excluded Funds is $250, then the Contract Value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1,200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the Contract Value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally, but the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the Contract Value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means is if in the previous example the transfer was from Excluded Funds to Covered Funds, there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the Fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer is that you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of the MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

•	On the rider effective date, eligible premiums plus Premium Credits or the Contract Value (if the rider is added after the Contract Date,) allocated to Covered Funds and Special Funds.

•	On each Contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

○	The current Contract Value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

○	The MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior Contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each quarterly Contract anniversary prior to attainment of age 90.

•	At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior Contract anniversary (the prior quarterly Contract anniversary for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for additional eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Withdrawals reduce each MGIB Ratchet Base proportionally. The percentage reduction in the MGIB Ratchet Base for each Fund category (i.e. Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal (including surrender charges and Market Value Adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including surrender charges and Market Value Adjustment) reduces the Contract Value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the Contract Value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including surrender charges and Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in Covered Funds and Special Funds. For example, if the Contract Value in Covered Funds and Special Funds is $1,000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the Contract Value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1,200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the Contract Value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally. But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the Contract Value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the Fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. Your MGIB Date is the next Contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the Annuity Start Date is based on your Contract Value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX B) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX B) applied to the then-current income factors in effect for the annuity option you selected; and

•	The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see APPENDIX B) that would otherwise apply at annuitization.

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the Contract Value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the Contract Value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the Contract Value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest Annuity Start Date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. The MGIB must be exercised in the 30-day period prior to any Contract anniversary. At your request, the Company may in its discretion extend the latest Contract Annuity Start Date without extending the MGIB Date. The following are the MGIB annuity options available under the MGIB rider:

•	Income for life (single life or joint life with 100% survivor) and a fixed period;

•	Income for a fixed period; and

•	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Available MGIB Annuity Options and/or fixed period durations may vary depending on whether the Contract is qualified or non-qualified. Also, once annuity payments start it may be necessary to modify the amount and/or durations of any remaining payments following your death in order to comply with the Tax Code. See “FEDERAL TAX CONSIDERATIONS.“

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider. This option may only be exercised in the 30 day period prior to a Contract anniversary. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in this prospectus. The Contract Value will be reduced proportionally. Any additional exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting Contract and MGIB rider values. This means the Contract and MGIB rider values will be adjusted proportionally. See “Calculation of the Maximum MGIB Rollup Base”, “Calculation of the MGIB Rollup Base” and “Calculation of the MGIB Ratchet Bases” above. Surrender charges will apply to amounts applied to partial annuitization.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the Annuitant may not be changed except when an Annuitant who is not a Contract Owner dies prior to annuitization. In such a case, a new Annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are joint owners, or at death of the Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB rider may result in a more favorable stream of annuity payments and different tax consequences under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract Value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Accumulation Benefit Rider (“MGAB rider”)

The MGAB rider is an optional benefit which provides you with a Minimum Guaranteed Accumulation Benefit (“MGAB”) intended to guarantee a minimum Contract Value at the end of a specified waiting period. The MGAB rider adds is a one-time adjustment to your Contract Value if your Contract Value on the MGAB Date is less than the MGAB Base. The MGAB rider thereby offers you protection if your Contract has lost value at the end of the waiting period that you elected. There is a separate charge for the MGAB rider. For a discussion of the charges we deduct under the MGAB rider, see “CHARGES AND FEES – Optional Rider Charges.”

There were two waiting periods you could choose from when you purchased the MGAB rider: a 10-year and a 20 year waiting period, A MGAB rider with a 10-year waiting period guarantees that other than for allocations to Excluded Funds and certain transfers, your Contract Value on the MGAB Date will at least equal your eligible premium payments and Premium Credits, reduced proportionally for withdrawals. Transfers made within three years prior to the MGAB Date will also reduce the MGAB Base proportionally. The MGAB rider with a 20-year waiting period guarantees that other than for allocations to Special Funds or Excluded Funds, your Contract Value on the MGAB Date will at least equal two times your eligible premiums and Premium Credits, reduced proportionally for withdrawals and reduced for transfers made within three years prior to the MGAB Date. If you add the 20-year option rider after the Contract Date, any payment of premiums after the rider effective date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

Rider Effective Date. The rider effective date is the date the MGAB rider becomes effective. The rider effective date is also the Contract Date if you purchased the rider when the Contract was issued.

The MGAB Date. We calculate your MGAB in the MGAB Date. If you purchased the MGAB rider on the Contract Date or added the MGAB rider within 30 days following the Contract Date, the MGAB Date is your tenth Contract anniversary for the 10-year waiting period or twentieth Contract anniversary for the 20-year waiting period. If you added the MGAB rider during the 30-day period preceding your first Contract anniversary, your MGAB Date will be the first Contract anniversary occurring ten years after (for the 10- year waiting period) or 20 years after (for the 20-year waiting period) after the rider effective date.

To calculate your MGAB:

•	We first calculate your MGAB Base (see below):

•	We then subtract your Contract Value on the MGAB Date from your aggregate MGAB Base. The Contract Value that we subtract includes both the Contract Value in the Subaccounts in which you are invested and the Contract Value in your Fixed Interest Options, if any; and

•	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the Subaccounts in which you are invested proportionally based on the proportion of your Contract Value in the Subaccounts on that date. If you do not have an investment in any Subaccount on the MGAB Date, we will allocate the MGAB to the Voya Government Liquid Assets Subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, Cash Surrender Value and death benefits will reflect the crediting of the MGAB to your Contract Value to the extent the Contract Value is used to determine such values.

MGAB Base. When calculating your MGAB we first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, Cash Surrender Value and death benefits.

The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of eligible premium and Premium Credits (or Contract Value), subsequently allocated eligible premiums and Premium Credits, withdrawals and transfers. Contract Value is used as the initial value if the MGAB rider is added after the Contract Date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

•	The MGAB Base allocated to Covered Funds;

•	The MGAB Base allocated to Special Funds; and

•	The lesser of the Contract Value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

No investment options are currently designated as Special Funds for the 10-year MGAB. The following investment options are designated as Special Funds for the 20-year MGAB:

•	The Voya Government Liquid Assets Portfolio;

•	The Venerable Strategic Bond Fund; and

•	The Fixed Interest Option.

No investment options are currently designated as Excluded Funds.

The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the 10-year MGAB and 3.53% for the 20-year MGAB.

The MGAB Base for Special Funds equals the allocated eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the 10-year or 20-year MGAB.

If you purchased the MGAB rider after the Contract Date, your MGAB Base equals your allocated Contract Value, plus premiums and Premium Credits added during the two-year period after your Rider Date, accumulated at the appropriate MGAB rate described above, and adjusted for Withdrawals and transfers.

Eligible premiums and Premium Credits are those received during the first two years after the rider effective date. Any additional premiums and Premium Credits added after the second rider anniversary are not included in the MGAB Base.

MGAB Charge Base. We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all Fund categories.

Adjustments to the MGAB Base and MGAB Charge Base. Withdrawals reduce the MGAB Base and MGAB Charge Base proportionally. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal.

Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds proportionally. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within three years of the MGAB Date.

Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds proportionally. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the Contract Value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Any transfer within three years of the MGAB Date (regardless of the category of the Funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, proportionally, based on the percentage of Contract Value transferred, without any corresponding increase.

Cancellation. If you elected the 20-year waiting period, you have a one-time right to cancel the MGAB rider on your first Contract anniversary that is at least ten years after the rider effective date. If you purchased the MGAB rider during the 30-day period following the Contract Date, your one-time right to cancel the rider occurs on the tenth anniversary of your Contract Date. To cancel, you need to send written notice to Customer Service at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess proportionally the portion of the MGAB rider charge for the current quarter.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider

Important Note:

The information immediately below pertains to the version of the LifePay Plus rider available for sale on and after April 28, 2008 through April 30, 2009 in states where approved. If this version of the LifePay Plus rider was not yet approved for sale in your state, or if you purchased a prior version, please see APPENDICES I, K and M for more information about the other versions of the individual minimum guaranteed withdrawal benefit rider that were available under the Contract.

The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals reduce your Contract Value to zero. Consequently, this rider may help if you are concerned that you may outlive your income.

Eligibility. The Annuitant must be the owner or one of the owners unless the owner is a non-natural person. Joint Annuitants are not allowed. The maximum issue age was 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is a non-natural person) on the rider effective date. The LifePay Plus rider was subject to broker/dealer availability. Please note that the LifePay Plus rider was not issued until your Contract Value was allocated in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

The LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.

Rider Effective Date. The rider effective date is the date that coverage under the LifePay Plus rider begins. If you purchased the LifePay Plus rider when the Contract was issued, the rider effective date is also the Contract Date. If the LifePay Plus rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

No Cancellation. Once purchased, the LifePay Plus rider may not be cancelled unless you cancel, surrender, annuitize, or otherwise terminate the Contract. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. This optional living benefit rider automatically terminates if:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the LifePay Plus rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when an owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions, and limitations of the LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins. We use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (because the Contract Value would be zero) until the Annuitant’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The LifePay Plus rider has a Death Benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s Death Benefit. The LifePay Plus rider allows for spousal continuation, if allowed under the requirements of the Tax Code.

LifePay Plus Base. The LifePay Plus Base was first calculated when you purchased the LifePay Plus rider. If you purchased the LifePay Plus rider on the Contract Date, then the LifePay Plus Base was equal to the initial premium, excluding any Premium Credit. If purchased after the Contract Date, the LifePay Plus Base was equal to the Contract Value on the rider effective date, excluding any Premium Credits applied during the preceding 36 months.

The LifePay Plus Base is increased, dollar for dollar, by any additional premiums (excluding any applicable Premium Credits). The LifePay Plus Base is called the MGWB Base in the LifePay Plus rider.

Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary to equal the greater of:

•	The current LifePay Plus Base; or

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months).

We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly Contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet. You will never pay more than the maximum annual charge. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome as cancelling the Annual Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year. Following this recalculation, the LifePay Plus Base is equal to the greatest of:

•	The current LifePay Plus Base;

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months); or

•	The LifePay Plus Base on the previous Contract anniversary, increased by the Step-up, plus any premiums received (excluding any applicable Premium Credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous Contract anniversary.

The amount of the Step-up is the product of the Step-up Tracker on the previous Contract anniversary times the Step-up percent, currently 6%. If this rider was purchased before January 12, 2009, the Step-up percent is 7%, The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the LifePay Plus Base. Any premiums received during a Contract Year (excluding any applicable Premium Credits) are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up was available in the first year if you purchased this rider after the Contract Date. Your first opportunity for a Step-up was not until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date. For example, if the LifePay Plus rider was purchased on March 15, 2009 and the Contract Date is January 1, 2009, the rider effective date would be April 1, 2009, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2010, a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2011.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees) AFTER the Annuitant reaches age 59½. On that date the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “ANNUITY OPTIONS”);

•	Reduction of the Contract Value to zero by an Excess Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•	Surrender of the Contract; or

•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of an owner that is a non-natural person), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when the Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Interest Options.

For example, assume the current Contract Value is $90,000 on a Contract with the LifePay Plus rider in the Lifetime Withdrawal Phase, the LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal) because the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees) or after the Lifetime Withdrawal Phase begins when any portion of a withdrawal during a Contract Year exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the next quarterly Contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Interest Options (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Examples 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that when the LifePay Plus rider is added after the Contract Date, any withdrawals before the rider effective date in the same Contract Year are counted when adding up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Percentages	Annuitant’s Age
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Percentages	Annuitant’s Age
5%	59½ to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the Annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “ANNUITY OPTIONS.”

Required Minimum Distributions. The LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined as of December 31 of the prior calendar year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Example 3 for an example.

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Example 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the LifePay Plus Rider. Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Example 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.

Lifetime Automatic Periodic Benefit Status. The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider. You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including Death Benefits) other than as provided under the LifePay Plus rider;

•	No further premium payments will be accepted;

•	All other Contract benefits (including the Annual Ratchets and Step-ups) end; and

•	All other riders attached to the Contract and their related charges will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until the Annuitant’s death when it terminates without value.

If when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the Annuitant is age 59½. During this time, the LifePay Plus rider’s Death Benefit remains payable upon the Annuitant’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each Contract anniversary.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to funds other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract Value in the Fixed Allocation Funds, which percentage depends on the rider effective date:

Rider Effective Date	Fixed Allocation Fund Percentage
On or after January 12, 2009	30%
Before January 12, 2009 but after October 6, 2008	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing” below.

We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay Plus rider was not issued until your Contract Value was allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on:

•	The rider effective date;

•	Each Contract anniversary;

•	Receipt of additional premium;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be sent to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner, or the Annuitant if the owner is a non-natural person). Also, a LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the Annuitant’s death.

LifePay Plus Death Benefit Base. The LifePay Plus rider has a Death Benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s Death Benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the LifePay Plus rider. If purchased on the Contract Date the LifePay Plus Death Benefit Base is equal to the initial premium (excluding any Premium Credit available with your Contract). If purchased after the Contract Date, the LifePay Plus Death Benefit Base is equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any additional premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the Death Benefit associated with the LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the Annuitant’s death. Upon the Annuitant’s death, any remaining LifePay Plus Death Benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract, if allowed under the requirements of the Tax Code (see “DEATH BENEFIT – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the Annuitant and sole owner. At the time the Contract is continued, the LifePay Plus Base is recalculated to equal the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed Death Benefit, UNLESS the continuing spouse is a joint owner and the original Annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the LifePay Plus Base is recalculated to equal the greater of:

•	The Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed Death Benefit; and

•	The last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

Regardless, the LifePay Plus rider’s guarantees resume on the next quarterly Contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the Annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new Annuitant’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted when adding up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only on a quarterly Contract anniversary (subject to the spouse becoming the Annuitant and sole owner).

Change of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;

•	Change of owner from one custodian to another custodian;

•	Change of owner from a custodian for the benefit of an individual to the same individual;

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

•	Change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g. the Base Contract Expense) would be deducted. See APPENDIX G for examples.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider

Important Note:

The information immediately below pertains to the version of the Joint LifePay Plus rider available for sale on and after April 28, 2008 through April 30, 2009 in states where approved. If this version of the Joint LifePay Plus rider was not yet approved for sale in your state, or if you purchased a prior version, please see APPENDICES J and L for more information about the other versions of the joint minimum guaranteed withdrawal benefit rider that were available under the Contract.

The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract Value to zero. Consequently, if you are married this rider may help if you are concerned that you and your spouse may outlive your income.

Eligibility. The Joint LifePay Plus rider was available for purchase only by individuals who were married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the Death Benefit becomes payable, subject to the owner, Annuitant and beneficiary requirements below. The maximum issue age was 80. Both spouses were required to meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Joint LifePay Plus rider was subject to broker/dealer availability. Please note that the Joint LifePay Plus rider was not issued unless the required owner, Annuitant and beneficiary designations were met and your Contract Value was allocated in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

The Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Contracts issued on and after September 12, 2006, were eligible for this version of the Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. Or if your Contract already had the Joint LifePay or Joint LifePay Plus rider, then you may have been eligible to elect this version of the Joint LifePay Plus rider for a limited time.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts:

•	Joint owners must be spouses, and one of the owners must be the Annuitant; and

•	For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary.

For qualified contracts, except as noted below for custodial IRAs, there may only be one owner who must also be the Annuitant, and the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs, and the Annuitant must be the beneficial owner of the custodial IRA, and beneficiary designations for custodial IRAs are subject to the same limits as any other qualified Contract. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs.

We reserve the right to verify the date of birth and social security number of both spouses.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Joint LifePay Plus rider. There must be two Active Spouses when you purchased the Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the Annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider, including continuing the Joint LifePay Plus rider upon spousal continuation of the Contract if allowed under the requirements of the Tax Code. Once a spouse ceases to be an Active Spouse, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse ceasing to be an Active Spouse include:

•	For Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

•	For Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary and for custodial IRAs, the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

•	The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Rider Effective Date. The rider effective date is the date that coverage under the Joint LifePay Plus rider begins. If you purchased the Joint LifePay Plus rider when the Contract was issued, the rider effective date is also the Contract Date. If the Joint LifePay Plus rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

No Cancellation. Once purchased, the Joint LifePay Plus rider may not be cancelled unless you cancel, surrender, annuitize, or otherwise terminate the Contract. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. This optional living benefit rider automatically terminates if:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when the owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary is an Active Spouse and elects to continue the Contract; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation on your death by an Active Spouse).

Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions, and limitations of the Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins. We use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (because Contract Value would be zero) until the last Active Spouse’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Joint LifePay Plus rider has a Death Benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s Death Benefit. The Joint LifePay Plus rider allows for spousal continuation, if allowed under the requirements of the Tax Code.

LifePay Plus Base. The LifePay Plus Base was first calculated when you purchased the Joint LifePay Plus rider. If you purchased the Joint LifePay Plus rider on the Contract Date, then the LifePay Plus Base is equal to the initial premium, excluding any Premium Credit. If purchased after the Contract Date, the LifePay Plus Base was equal to the Contract Value on the rider effective date, excluding any Premium Credits applied during the preceding 36 months.

The LifePay Plus Base is increased, dollar for dollar, by any additional premiums (excluding any applicable Premium Credits). The LifePay Plus Base is called the MGWB Base in the Joint LifePay Plus rider.

Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary to equal the greater of:

•	The current LifePay Plus Base; or

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months).

We call this recalculation the Annual Ratchet. If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly Contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet (or a Quarterly Ratchet for riders purchased before January 12, 2009). You will never pay more than the maximum annual charge. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual or Quarterly Ratchet, as applicable. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual or Quarterly Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling a forthcoming Annual or Quarterly Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year. Following this recalculation, the LifePay Plus Base is equal to the greatest of:

•	The current LifePay Plus Base;

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months); or

•	the LifePay Plus Base on the previous Contract anniversary, increased by the Step-up percentage, plus any premiums received (excluding any applicable Premium Credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous Contract anniversary.

The Step-up percentage is currently 6%. If this rider was purchased before January 12, 2009, the Step-up percentage is 7%.

Please note that no partial Step-up is available in the first year after you purchase this rider after the Contract Date. Your first opportunity for a Step-up was not until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date. For example, if the Joint LifePay Plus rider was purchased on March 15, 2007 and the Contract Date is January 1, 2007, the rider effective date would be April 1, 2007, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2008, a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees) AFTER the Annuitant reaches age 59½. On that date the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “ANNUITY OPTIONS”);

•	Reduction of the Contract Value to zero by an Excess Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•	Surrender of the Contract;

•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of an owner that is a non-natural person), unless your spouse beneficiary elects to continue the Contract; or

•	The last Active Spouse dies.

The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when the Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Interest Options.

For example, assume the current Contract Value is $90,000 on a Contract with the Joint LifePay Plus rider in the Lifetime Withdrawal Phase, the LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) because the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Interest Options (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Examples 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that when the Joint LifePay Plus rider is added after the Contract Date, any withdrawals before the rider effective date in the same Contract Year are counted when adding up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Percentages	Younger Active Spouse’s Age
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Percentages	Younger Active Spouse’s Age
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the LifePay Plus Base is recalculated, for example, upon The Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “ANNUITY OPTIONS.”

Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before December 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Example 3 for an example.

Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined as of December 31 of the prior calendar year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Example 3 for an example.

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Example 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Joint LifePay Plus Rider.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Example 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.

Lifetime Automatic Periodic Benefit Status. The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider. You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.  When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including Death Benefits) other than as provided under the Joint LifePay Plus rider;

•	No further premium payments will be accepted; and

•	All other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until the last Active Spouse’s death when it terminates without value.

If when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Joint LifePay Plus rider’s Death Benefit remains payable upon the last Active Spouse’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each Contract anniversary.

Investment Option Restrictions. While the Joint LifePay Plus rider is in effect, there are limits on the Funds to which your Contract Value may be allocated. Contract Value allocated to Funds other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract Value in the Fixed Allocation Funds which depends on the rider effective date:

Rider Effective Date	Fixed Allocation Fund Percentage
On or after January 12, 2009	30%
Before January 12, 2009 but after October 6, 2008	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on:

•	The rider effective date;

•	Each Contract anniversary;

•	Receipt of additional premium;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be sent to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or Annuitant if the owner is a non-natural person). Although spousal continuation may be available under the Tax Code for an additional spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the LifePay Plus Base. See “LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, for nonqualified Contracts there will be no change in the amount of your periodic payments and payments will continue until both spouses are deceased. For qualified contracts, payments may continue, subject to the rules related to distributions on death. See “FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).”

Death of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

LifePay Plus Death Benefit Base. The Joint LifePay Plus rider has a Death Benefit that is payable upon the first owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s Death Benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the Joint LifePay Plus rider. If purchased on the Contract Date the LifePay Plus Death Benefit Base is equal to the initial premium (excluding any Premium Credit available with your Contract). If purchased after the Contract Date, the LifePay Plus Death Benefit Base is equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any additional premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the Death Benefit associated with the Joint LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining LifePay Plus Death Benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract, if allowed under the requirements of the Tax Code (see “DEATH BENEFIT – Continuation After Death – Spouse”), the rider will also continue, provided the surviving spouse is an Active Spouse. At that time, the LifePay Plus Base is recalculated to equal the greater of:

•	The Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed Death Benefit; and

•	The last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the LifePay Plus Base. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;

•	Change of owner from one custodian to another custodian;

•	Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

•	For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g., the Base Contract Expense) would be deducted. See APPENDIX G for examples.

Loans. No loans are permitted on Contracts with the Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•	This section addresses some, but not all, applicable federal income tax rules related to owning, making elections and/or initiating transactions under the Contract and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

You should consult with a qualified tax and/or legal adviser before making elections or initiating transactions under the Contract. When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•	Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the Funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the Funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements, and we reserve the right to modify your Contract as necessary to do so;

•	Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•	Post-Death Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them, if necessary, to assure that they comply with the applicable requirements;

•	Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural owner should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•	Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. A Market Value Adjustment, if applicable, could increase the contract value. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, if available, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract.

10% Additional Tax. A distribution from a nonqualified Contract may be subject to an additional tax equal to 10% of the amount treated as income. In general, however, there is no additional tax on distributions:

•	Made on or after the taxpayer reaches age 59½;

•	Made on or after the death of a Contract Owner (or the primary Annuitant if the Contract Owner is a non-natural person);

•	Attributable to the taxpayer becoming disabled as defined in the Tax Code;

•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% additional tax does not apply to distributions from a nonqualified Contract that is an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the additional tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment, or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any “income on the contract” attributable to investments made after August 13, 1982; and

•	Lastly, from any remaining “investment in the contract” made after August 13, 1982.

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the amount exchanged from the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to a 10% additional tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each additional annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity Contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Subject to the Tax Code section 72(s), as applicable, amounts may be distributed from a nonqualified Contract because of your death or the death of the annuitant. Different distribution requirements apply if your death occurs:

•	On or after you begin receiving annuity payments under the Contract; or

•	Before you begin receiving such distributions.

If your death occurs on or after you begin receiving annuity payments, any remaining distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2026, your entire balance must be distributed by August 31, 2031. However, if distributions begin within one year of your death to a designated beneficiary, then payments may be made over one of the following timeframes:

•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. For this purpose, a “designated beneficiary” is an individual designated as a beneficiary by the contract owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of the contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•	If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a Death Benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these Death Benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Collateral Assignments, Pledges, Gratuitous Transfers, and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified Contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, additional increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the Contract at the time of the transfer. In such case, the transferee’s investment in the Contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other transactions, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies.

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract. We may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•	Sections 401(a), 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•	403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•	Individual Retirement Annuities (“IRA”) and Roth IRAs. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA or Roth IRA, as applicable, and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRA or Roth IRA, as applicable, qualification requirements; and

•	457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

The Company may offer or may have offered the Contract for use with certain other types of plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.

Distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA. A distribution from a 529 account, established under a state 529 qualified tuition program, may be transferred tax-free via a direct trustee-to-trustee transfer to a Roth IRA maintained for the 529 account’s designated beneficiary if certain conditions are satisfied. The maximum amount that may be transferred tax-free in any year cannot exceed the Roth IRA contribution limit for the 529 account’s designated beneficiary, and the aggregate amount for all years may not exceed $35,000.

A 10% additional tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Limits on IRA and Roth IRA Rollovers. You may roll over a distribution from an IRA to an IRA only once in any 12-month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have questions about these rules.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;

•	Distributions before age 59½ (subject to certain exceptions);

•	Distributions that do not conform to specified commencement and minimum distribution rules; and

•	Certain other circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract unless we consent in writing.

Contract Owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law, including any applicable non-discrimination rules under the Tax Code. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed Death Benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified agent/registered representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $72,000 (2026). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125, 132(f)(4), or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $24,500 (2026). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Contributions and premium payments to your account(s) will generally be excluded from your gross income unless contributed to a designated Roth account in the plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount not to exceed the lesser of:

•	$8,000 (2026); or

•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

For 2026, the catch-up contribution limits applicable to those who attain age 60, 61, 62, or 63 in 2026 is $11,250.

IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2026, the contribution to your traditional IRA generally cannot exceed the lesser of $7,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,100. Both of these contribution limits are subject to annual adjustments for cost-of-living increases. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2026, the contribution to a Roth IRA cannot exceed the lesser of $7,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,100. Both of these contribution limits are subject to annual adjustments for cost-of-living increases. The amount you can contribute to a Roth IRA is generally reduced by the amount of any contributions you make to an individual retirement plan for your benefit. Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Your employer generally may establish a SIMPLE IRA for you if your employer has 100 or fewer employees and maintains no other qualified retirement plan. You may make elective deferrals to a SIMPLE IRA by reducing your salary up to a limit. For 2026, the limit is $17,000. If you are age 50 or older, you can make an additional catch-up deferral of $4,000 (for a total of $21,000). If you attain age 60, 61, 62, or 63 in 2026, you can make an additional catch-up deferral of $5,250 (for a total of $22,250). All of these contribution limits are subject to annual adjustments for cost-of-living increases. Each year, your employer must contribute either (1) a matching contribution equal to your salary reduction (not including any additional catch-up deferral) up to a limit of 3% of your compensation or (2) a nonelective contribution equal to 2% of your compensation, not to exceed a limit, provided you earn at least $5,000. For 2026, the compensation limit is $360,000, adjusted annually for cost-of-living increases thereafter. These deferral limits may be increased in certain circumstances, which can depend on the size of the plan, the amount of the employer’s contribution, and whether the employer maintains other retirement plans.

Your employer may establish a SEP IRA for each eligible employee. Employer contributions cannot exceed the lesser of (1) 25% of your compensation or (2) a specified limit. For 2026, the limit is $72,000.

Distributions − General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments and Death Benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code;

•	The distribution is a qualified distribution from a designated Roth account; or.

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•	A required minimum distribution under Tax Code Section 401(a)(9);

•	A hardship withdrawal; or

•	Otherwise recognized under applicable regulations as not eligible for rollover.

Traditional IRAs. All distributions from a traditional IRA are generally taxed as received unless either one of the following is true:

•	The distribution is directly transferred or rolled over within 60 days to another traditional IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•	You made after-tax contributions to the traditional IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code. It is your responsibility to track these after-tax contributions.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of a distribution from a qualified Contract.

Exceptions to the 10% additional tax apply if:

•	You have attained age 59½;

•	You have become disabled, as defined in the Tax Code;

•	You have died and the distribution is to your beneficiary;

•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•	The distribution is paid directly to the government in accordance with an IRS levy;

•	The distribution is a qualified reservist distribution as defined under the Tax Code;

•	The distribution is a qualified birth or adoption distribution;

•	The distribution is an emergency personal expense distribution;

•	The distribution is an eligible distribution to a domestic abuse victim;

•	The distribution is made to an employee who is a terminally ill individual;

•	The distribution is eligible for relief extended to victims of certain federally-declared disasters; or

•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•	The distributions are not more than your qualified higher education expenses; or

•	You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•	You have separated from service with the plan sponsor at or after age 55;

•	You are a qualified public safety employee or a private sector firefighter taking a distribution from a governmental plan or from a qualified plan, a 403(a) plan, or a 403(b) contract and you separated from service after age 50;

•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•	The distribution is a distribution from a pension-linked emergency savings account as defined in the Tax Code.

The Tax Code may provide other exceptions or impose other additional taxes in other circumstances. You should consult your tax adviser regarding whether an exception applies in your circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not includible in gross income. A qualified distribution from a Roth IRA is a payment or distribution that meets the following two requirements:

•	It is made after the five-year period beginning with the first taxable year for which a contribution was made to any Roth IRA established for the benefit of the owner; and

•	It is:

○	Made on or after the date on which the owner attains age 59½;

○	Made to a beneficiary (or to the estate of the owner) on or after the death of the owner;

○	Attributable to the owner being disabled (within the meaning of the Tax Code); or

○	A qualified first-time homebuyer distribution (within the meaning of the Tax Code).

If a payment or a distribution from a Roth IRA is not a qualified distribution, the portion allocable to earnings is includible in gross income and may be subject to the 10% additional tax discussed above.

Special ordering rules apply for purposes of determining the taxable portion of a payment or distribution from a Roth account under a qualified plan.

Distributions − Eligibility

Distributions generally may occur only upon the occurrence of certain events. The terms of your 401(a), 401(k), 403(a) or 403(b) plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.  You should consult your plan administrator to determine if you are eligible to take a distribution from your plan.

401(a) Pension Plans, 401(k) Plans, and 403(b) Plans. Subject to the terms of your plan, distributions generally may occur only upon:

•	Retirement;

•	Death;

•	Disability;

•	Severance from employment;

•	Attainment of age 59½;

•	Termination of the plan; or

•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.  For 401(k) and 403(b) Plans, distributions generally may occur upon financial hardship.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions that generally apply to 403(b)(7) accounts under the Tax Code.

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (non-Roth 401(a), 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;

•	The time period in which all amounts in your Contract(s) must be distributed; and

•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain the “applicable age” or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k), 403(a), or 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain the “applicable age”; or

•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986, balance.

Applicable Age. The “applicable age” for purpose of starting required minimum distributions is:

If you were born…	Your “applicable age” is…
Before July 1, 1949	70½
After June 30, 1949, and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of the last valuation date, as applicable, of the preceding year by the applicable denominator. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed Death Benefits and any optional living benefit.

If you choose to take some or all of your RMDs in the form of annuity payments rather than withdrawals, the payments may be made over your life, your life and the life of your designated beneficiary, for a certain period, or for life with or without a period certain. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made might need to be accelerated at the end of the maximum allowed period (or otherwise modified after your death if permitted under federal tax law and by the Company) in order to comply with the post-death distribution requirements (described below).

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. The excise tax is reduced to 10% if a taxpayer receives a distribution during the “correction window” of the amount of the missed RMD from the same plan to which the excise tax relates and satisfies certain other conditions. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs and Designated Roth Accounts. Required minimum distributions are not applicable to Roth IRAs during your lifetime. For taxable years beginning on or before December 31, 2023, required minimum distributions during your lifetime were applicable to designated Roth accounts under 401(k) and 403(b) plans. For taxable years beginning after December 31, 2023, lifetime minimum distributions are no longer required for designated Roth accounts under 401(k) and 403(b) plans. Required minimum distributions must still be taken from designated Roth accounts for 2023, including those with a required beginning date of April 1, 2024.

Further information regarding required minimum distributions may be found in your Contract or plan.

Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Upon your death under a qualified Contract, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The Death Benefit provisions of your qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances, including for defined benefit plans under section 401(a).

Death before your required beginning date. In general, if you die before your required beginning date, and you have a designated beneficiary, any remaining interest in your Contract must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the IRA owner or an employee-annuitant. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin by the end of the calendar year following the year of your death and continue over the EDB’s remaining life expectancy after the EDB’s death. Special rules apply to EDBs who are minors and to beneficiaries that are not individuals.

Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Contract must continue to be distributed annually over the longer of your remaining life expectancy and your beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors and to beneficiaries that are not individuals.

Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA. In certain circumstances, the spouse may have to take a “hypothetical RMD” before transferring their interest or treating your IRA as their own.

Certain transition rules may apply. Please consult your tax adviser.

The minimum distribution requirements are complex and unclear in numerous respects.  In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You should consult a professional tax adviser for tax advice as to your particular situation.

Withholding

In general, the withholding rules described above for nonqualified Contracts also apply to Qualified Contracts. In addition, special withholding rules apply to eligible rollover distributions from 401(a), 401(k), 403(a) and 403(b) plans.

401(a), 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distribution to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

Assignment and Other Transfers

401(a), 401(k), 403(a) and 403(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;

•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•	The Company as collateral for a loan, if available; or

•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract (other than a transfer incident to a divorce or separation instrument in accordance with Tax Code Section 408(d)(6)) to any person other than the Company. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.  If you borrow any money under, or by use or assignment of, your IRA, the IRA will lose its tax-favored status, and you will be required to include in your gross income the fair market value of your IRA as of the first day of the tax year in which the borrowing, pledge, or assignment occurred. You may also be required to pay a 10% early distribution additional tax.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a LifePay Plus or Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans (if available), assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the LifePay Plus or Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

If applicable, payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the LifePay Plus or Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the LifePay Plus or Joint LifePay Plus rider, causing a proportional reduction of the LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

For qualified Contracts issued with a LifePay Plus or Joint LifePay Plus rider it is possible that the Death Benefit could raise an issue under the “minimum income threshold test” described in Treasury Reg. section 1.401(a)(9)-6 as the Death Benefit under these riders could be viewed as providing an increasing benefit. Please consult your legal and/or tax adviser about the tax consequences of living benefits Death Benefits.

Enhanced Death Benefits. The Contract offers a Death Benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a Death Benefit as other than an incidental Death Benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available Death Benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your legal and/or tax adviser about the tax consequences of enhanced Death Benefits.

Same-Sex Marriages

If allowed under the requirements of the Tax Code, the Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings, and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the Subaccounts.

OTHER INFORMATION

Reports to Contract Owners

We confirm purchase, transfer, and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the Contract Value, Cash Surrender Value, and the Death Benefit as of the end of the calendar quarter. The report will also show the allocation of your Contract Value and reflects the amounts deducted from or added to the Contract Value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the Funds in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•	On any business day when the NYSE is closed (except customary weekend and holiday closings);

•	When an emergency exists as determined by the SEC; or

•	During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan, but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

When you purchased the Contract, you had the right to cancel your Contract within your ten-day free look period. We deemed the free look period to expire 15 days after we mailed the Contract to you. Some states may have required a longer free look period. Those that cancelled their Contracts during the free look period received a refund equal to the greater of the Contract Value (which may have been more or less than the premium payments made) or, if required by your state, the original amount of the premium payment.

Because the Contract is no longer offered for new sales and the free look period for all existing Contracts have expired, there will generally be no more discussion of the free look period except to the extent it is relevant in relation to other Contract features or benefits.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC (“DSL”), 1475 Dunwoody Drive, Suite 200, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract as well as for our other variable contracts. DSL, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

DSL does not retain any commissions or compensation paid to it by the Company for Contract sales. Directed Services LLC entered into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Although the Contracts are no longer offered for new sales, DSL pays selling firms compensation for the past promotion and sale of the Contracts. Registered representatives of the selling firms who solicited sales of the Contracts typically receive a portion of the compensation paid by DSL  to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSL pays selling firms for past Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.00% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.00% of total premium payments.

DSL has special compensation arrangements with certain selling firms based on those firms’ aggregate sales of the Contracts or other criteria. These special compensation arrangements were not offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, DSL  may also pay selling firms additional compensation or reimbursement of expenses for their past efforts in selling the Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales; and

•	Additional cash or noncash compensation and reimbursements permissible under existing law.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

DSL may also compensate wholesalers/distributors, and their management personnel, for past Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract Values. DSL  may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders described in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for the past sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a selling firm or registered representative may have provided that registered representative a financial incentive to promote our contracts over those of another company, and may also have provided a financial incentive to promote one of our contracts over another.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Contract Value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments, if applicable, are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (including but not limited to cash, traveler’s cheques, starter checks from a new account, credit card checks and certain third-party checks) or restrict the amount of certain forms of premium payments or loan repayments (including but not limited to cashier’s checks, bank drafts, bank checks and treasurer’s checks totaling more than $10,000). In addition, we may require information as to why a particular form of payment was used and the source of the Funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, beneficiaries, and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their beneficiaries’ and other payees’ information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-800-366-0066.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX O. Also see your Contract, including any endorsements and riders, for details.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect on Separate Account B, the Company’s ability to meet its obligations under the Contract, or Directed Services LLC’s (“DSL”) ability to perform its obligations with respect to the Contract. Notwithstanding the foregoing:

•	Litigation. The Company and/or DSL are or may be involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, lawsuits could include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Certain claims could be asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations would not have a material adverse effect on either the Company’s or DSL’s operations or financial position.

•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including DSL, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations, and audits of the products and practices of the Company and/or DSL or the financial services industry. Any such examinations, inquiries, investigations, and audits could result in regulatory action against the Company and/or DSL. The potential outcome of such regulatory action would be difficult to predict but could subject the Company and/or DSL to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company’s and/or DSL’s policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action would have a material adverse effect on the Company’s or DSL’s financial position. It is the practice of the Company and DSL to cooperate fully in these matters.

The outcome of any lawsuit/arbitration or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for any litigation/arbitration and regulatory matter, and given the large and indeterminate amounts potentially sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain lawsuits/arbitrations or regulatory matters could, from time to time, have a material adverse effect upon the Company’s and/or DSL’s results of operations or cash flows in a particular period.

APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=380789701&doctype=pros.

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usamailbox@venerable.com. The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDERS” for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.83%	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.61%[1]	–*	–*	–*
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%[1]	–*	–*	–*

*	This Fund is relatively new and performance information for the full period is unavailable.
1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%	–*	–*	–*
Seeks to provide long term capital growth.

Venerable Emerging Markets Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, and Sands Capital Management, LLC

		Class V 1.44%[1]	–*	–*	–*
Seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.72%[1]	8.49%	–*	–*
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.84%[1]	–*	–*	–*
Seeks to provide long-term capital growth.

Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

		Class V 0.99%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.70%[1]	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.51%[1]	17.30%	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.65%[1]	–*	–*	–*
Seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.89%[1]	12.64%	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.85%	–*	–*	–*
Seeks to provide current income and long-term capital growth.

Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company LLP

		Class V 1.00%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.68%[1]	–*	–*	–*
Seeks to maximize total return while investing to obtain the average duration specified in the Fund’s prospectus.	Venerable Strategic Bond Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.80%[1]	6.87%	–*	–*
Seeks to provide long term capital growth.	Venerable US Large Cap Strategic Equity Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC Non-Discretionary Sub-Advisers: Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, and Putnam Investment Management, LLC	Class V 0.86%[1]	16.25%	–*	–*
Seeks to provide long term capital growth.

Venerable US Small Cap Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: Putnam Investment Management, LLC and Royce Investment Partners

		Class V 0.85%[1]	–*	–*	–*
Seeks high long term capital appreciation.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.86%[1]	–*	–*	–*
Seeks to provide long term capital growth

Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, and Wellington Management Company LLP

		Class V 0.85%[1]	–*	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	3.90%	2.93%	1.85%

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value. Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-year U.S. Treasury Bond.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1.59%	1.67%	14.28%	0.27%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	5.42%	1.86%	2.01%

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

Fixed Interest Allocation	Venerable Moderate Allocation Fund
Venerable Appreciation Allocation Fund	Venerable Moderate Appreciation Allocation Fund
Venerable Conservative Allocation Fund	Venerable World Moderate Allocation Fund
Venerable Conservative Appreciation Allocation Fund	Voya Government Liquid Assets Portfolio

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Venerable World Appreciation Allocation Fund

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Venerable Bond Index Fund	Venerable Inflation Focused Fund
Venerable Strategic Bond Fund

See “OPTIONAL LIVING BENEFIT RIDERS” in the prospectus for more information.

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)). We will credit your Fixed Interest Option(s) with a fixed rate of interest. We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate. In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts. We set the interest rates periodically. We may credit a different interest rate for each guaranteed interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period. If you take your money out from a Fixed Interest Option more than 30 days from the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract.

For Contracts issued in Florida, Minnesota, and Oregon, Fixed Interest Options with 1, 3, 5, 7, and 10 year guaranteed interest periods are currently available for new allocations. In all other states, the Fixed Account is not available for new allocations unless you are currently invested in the Fixed Interest Option with a 10-year guaranteed interest period.  See “The Maturity Date” below for information about availability of the Fixed Interest Options at the maturity date for the applicable guaranteed interest period.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select. We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days from its maturity date, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize, depending on current interest rates at the time of the transaction.

The Maturity Date

Before a Fixed Interest Option’s maturity date, we will notify you that the guaranteed interest period is expiring and provide you with your allocation options and how you can learn the then current interest rates being offered for any available Fixed Interest Options. Current interest rates may be lower than the interest rates applicable to the maturing Fixed Interest Option. You will need to provide us with new allocation instructions prior to the maturity date and if you do not your investment will automatically be reallocated as follows:

•	For Contracts issued in Florida, Minnesota, and Oregon where the Fixed Account is currently available, unless you give us different allocation instructions your investment will automatically be reallocated to a Fixed Interest Option with a guaranteed interest period of the same duration; and

•	For Contracts issued in all other jurisdictions where the Fixed Account is not currently available, unless you are already invested in the Fixed Interest Option with a 10-year guaranteed interest period you may elect to have your investment in the Fixed Interest Option reinvested in any other available investment option, including a Fixed Interest Option of the same duration, but if you do not make such an election your investment will automatically be reallocated to the Voya Government Liquid Assets Portfolio and you will no longer be able to invest in the Fixed Account.

B-1

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Account.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the Contract prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Option is $100. Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment. If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option. You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option. A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% additional tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. We will apply a Market Value Adjustment:

•	Whenever you surrender, withdraw, or transfer money from a Fixed Interest Option (unless made within 30 days from the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized. In the event of a partial withdrawal, transfer, or annuitization, we will add or subtract any Market Value Adjustment from the total amount surrendered, withdrawn, transferred, or  annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

B-2

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus

•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%. As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:

(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;

(3)	We add (1) and (2);

(4)	We subtract from (3) any transfers from that Fixed Interest Option; and

(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Option with a guaranteed interest period of one year or less. The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Assumptions used for Examples #1 and #2:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, the full amount invested in the Fixed Account is renewed into another 10-year guaranteed interest period;

•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;

•	No prior Withdrawals affecting the Fixed Account have been taken;

•	A 3% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:

•	The calculated Fixed Account value after application of the MVA; and

•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

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The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective  MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, a partial Withdrawal of $90,000 is taken;

•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;

•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;

•	A 0% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

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The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

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APPENDIX C – FIXED INTEREST DIVISION

A Fixed Interest Division option is not available for new investment allocations, although Contract Owners currently invested in the Fixed Interest Division with a 10-year guaranteed interest period may elect at the end of the guaranteed interest period to renew into a new 10-year guaranteed interest period. Failure to elect a new 10-year guaranteed interest period will result in your value in the Fixed Interest Division being automatically reallocated to the Voya Government Liquid Assets Portfolio. The Fixed Interest Division is part of our General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Except in a few states, the Fixed Interest Division is closed to new investments. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Interest Division.

Where available, interests in the Fixed Interest Division are offered through an Offering Brochure, which has more complete information. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Interest Division is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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APPENDIX D – SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumptions are used in this example:

•	You made an initial premium payment of $10,000;

•	You made additional premium payments of $10,000 in each of the second and third Contract Years (for total premium payments under the Contract of $30,000); and

•	You make a withdrawal at the end of the third Contract Year of 30% of the Contract Value, which is then $35,000.

In this example, $3,500 is the maximum Free Withdrawal Amount that you may withdraw without a surrender charge.

•	10% of the total Contract Value of $35,000, which is $3,500

The total amount withdrawn from the Contract would be $10,500

•	$35,000 x .30 = $10,500

Therefore, $7,000 is considered an excess withdrawal as part of the initial and additional premium payments of $10,000 and would be subject to an 8% surrender charge

•	$10,500 - $3,500 = $7,000

•	8% is the applicable Surrender Charge (as a percentage of Premium Payment withdrawn) according to the Surrender Charge schedule

The withdrawal charge is calculated as follows:

•	The 8% withdrawal charge is assessed against the $7,000 excess withdrawal:

•	= $7,000 x 8% = $560

The amount of the withdrawal paid to you will be $10,500, and in addition, $560 will be deducted from your Contract Value.

This example does not consider any Market Value Adjustment or deduction of any premium taxes.

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APPENDIX E – SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

Example #1: The following tables are intended to demonstrate the impact on your 7% Solution Minimum Guaranteed Death Benefit Element (7% MGDB) of allocating your Contract Value between Covered Funds and Special Funds, assuming $1,000 of Contract Value.

7% MGDB if 100% allocated to Covered Funds and 0% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	1,000	0	1,000
1	1,070	0	1,070
2	1,145	0	1,145
3	1,225	0	1,225
4	1,311	0	1,311
5	1,403	0	1,403
6	1,501	0	1,501
7	1,606	0	1,606
8	1,718	0	1,718
9	1,838	0	1,838
10	1,967	0	1,967

7% MGDB if 50% allocated to Covered Funds and 50% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	500	500	1,000
1	535	500	1,035
2	572	500	1,072
3	613	500	1,113
4	655	500	1,155
5	701	500	1,201
6	750	500	1,250
7	803	500	1,303
8	859	500	1,359
9	919	500	1,419
10	984	500	1,484

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7% MGDB if 0% allocated to Covered Funds and 100% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	0	1,000	1,000
1	0	1,000	1,000
2	0	1,000	1,000
3	0	1,000	1,000
4	0	1,000	1,000
5	0	1,000	1,000
6	0	1,000	1,000
7	0	1,000	1,000
8	0	1,000	1,000
9	0	1,000	1,000
10	0	1,000	1,000

7% MGDB if allocation transferred to Special Funds at the beginning of year 6
End of Year	Covered Funds	Special Funds	7% MGDB
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	—	1,403	1,403
7	—	1,403	1,403
8	—	1,403	1,403
9	—	1,403	1,403
10	—	1,403	1,403

7% MGDB if allocation transferred to Covered Funds at the beginning of year 6
End of Year	Covered Funds	Special Funds	7% MGDB
0	—	1,000	1,000
1	—	1,000	1,000
2	—	1,000	1,000
3	—	1,000	1,000
4	—	1,000	1,000
5	—	1,000	1,000
6	1,070	—	1,070
7	1,145	—	1,145
8	1,225	—	1,225
9	1,311	—	1,311
10	1,403	—	1,403

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Example #2: The following tables are intended to demonstrate the impact on your 7% Solution MGDB of allocating your Contract Value between Covered Funds and Excluded Funds (assuming an initial $1,000 allocation and market fluctuations thereafter).

7% MGDB if 50% allocated to Covered Funds and 50% allocated to Excluded Funds
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,070	1,020	1,045
2	572	490	572	490	1,145	980	1,062
3	613	520	613	520	1,225	1,040	1,133
4	655	550	655	550	1,311	1,100	1,205
5	701	450	701	450	1,403	900	1,151
6	750	525	750	525	1,501	1,050	1,275
7	803	600	803	600	1,606	1,200	1,403
8	859	750	859	750	1,718	1,500	1,609
9	919	500	919	500	1,838	1,000	1,419
10	984	300	984	300	1,967	600	1,284

7% MGDB if 100% is allocated to Covered Funds and 0% allocated to Excluded Funds
End of Year	7% MGDB	Contract Value	Death Benefit
0	1,000	1,000	1,000
1	1,070	1,020	1,070
2	1,145	980	1,145
3	1,225	1,040	1,225
4	1,311	1,100	1,311
5	1,403	900	1,403
6	1,501	1,050	1,501
7	1,606	1,200	1,606
8	1,718	1,500	1,718
9	1,838	1,000	1,838
10	1,967	600	1,967

7% MGDB if 0% is allocated to Covered Funds and 100% allocated to Excluded Funds
End of Year	7% MGDB	Contract Value	Death Benefit
0	1,000	1,000	1,000
1	1,070	1,020	1,020
2	1,145	980	980
3	1,225	1,040	1,040
4	1,311	1,100	1,100
5	1,403	900	900
6	1,501	1,050	1,050
7	1,606	1,200	1,200
8	1,718	1,500	1,500
9	1,838	1,000	1,000
10	1,967	600	600

Important Note:

Values shown are hypothetical illustrative values and not a projection. “7% MGDB” for amounts allocated to Excluded Funds is not payable as a benefit. The Death Benefit for amounts allocated to Excluded Funds equals Contract Value.

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7% MGDB if allocation transferred from Covered Funds to Excluded Funds at the beginning of year 6
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,501	1,050	1,050
7	—	—	1,606	1,200	1,606	1,200	1,200
8	—	—	1,718	1,500	1,718	1,500	1,500
9	—	—	1,838	1,000	1,838	1,000	1,000
10	—	—	1,967	600	1,967	600	600

Important Note:

7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

7% MGDB if allocation transferred from Excluded Funds to Covered Funds at the beginning of year 6
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,070	1,020	1,020
2	—	—	1,145	980	1,145	980	980
3	—	—	1,225	1,040	1,225	1,040	1,040
4	—	—	1,311	1,100	1,311	1,100	1,100
5	—	—	1,403	900	1,403	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Important Note:

7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and Contract Value transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as transfers from Excluded Funds to Covered Funds (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX F – EXAMPLES OF MINIMUM GUARANTEED INCOME BENEFIT CALCULATION

Example 1 - 0.00% Hypothetical Accumulation Rate

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009, and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%
	Rider Rollup Rate	n/a	6.00%	7.00%	7.00%
65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2 - 3.00% Hypothetical Accumulation Rate

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009, and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%
	Rider Rollup Rate	n/a	6.00%	7.00%	7.00%
65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

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Example 3 - 8.00% Hypothetical Accumulation Rate

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009, and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%
	Rider Rollup Rate	n/a	6.00%	7.00%	7.00%
65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4 - 9.78% Hypothetical Accumulation Rate

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009, and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%
	Rider Rollup Rate	n/a	6.00%	7.00%	7.00%
65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX G – LIFEPAY PLUS AND JOINT LIFEPAY PLUS PARTIAL WITHDRAWAL AMOUNT EXAMPLES

Adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Example 1: Adjustment to the LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. Because the LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the LifePay Plus Base and Contract Value before the withdrawal are $100,000 and $90,000, respectively, then the LifePay Plus Base will reduce by 3.33% ($3,000 / $90,000) to $96,667 ((1 - 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate proportional reduction to the LifePay Plus Base.

Adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:
Example 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Example 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Example 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent Contract Date was July 1, 2007, and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this Contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Example 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12% ($2,000 / ($50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Example 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same Contract Year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the Contract Year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

APPENDIX H – EXAMPLES OF FIXED ALLOCATION FUNDS AUTOMATIC REBALANCING

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

Additional Premium Payment Example

Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur because this allocation meets the required investment option allocation.

Next, assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total Contract Value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

Partial Withdrawal Example

Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur because this allocation meets the required investment option allocation.

Next, assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds. Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

H-1

APPENDIX I – LIFEPAY PLUS MINIMUM GUARANTEED WITHDRAWAL BENEFIT (“LIFEPAY PLUS”) RIDERS

Important Note:
The information immediately below pertains to the form of the LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider. The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. Consequently, this rider may help if you are concerned that you may outlive your income.

Eligibility. The Annuitant must be the owner or one of the owners unless the owner is a non-natural person. Joint Annuitants are not allowed. The maximum issue age was 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is a non-natural person) on the Contract anniversary on which the rider is effective. Please note that the LifePay Plus rider was not issued until your Contract Value was allocated in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

Rider Effective Date. The rider effective date is the date the LifePay Plus rider becomes effective If you purchased the LifePay Plus rider when the Contract was issued, the rider effective date is also the Contract Date. If the LifePay Plus rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the rider effective date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. We reserve the right to change the charge for this rider, subject to the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

No Cancellation. Once purchased, the LifePay Plus rider may not be cancelled unless you cancel, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. This optional rider automatically terminates if:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the LifePay Plus rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when the owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly Contract anniversary following the Annuitant reaching age 59½ has not yet passed. While the LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly Contract anniversary following the Annuitant reaching age 59½, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•	Reduction of the LifePay Plus Base to zero, at which time the rider will terminate;

•	The annuity commencement date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status” below);

•	The surrender or annuitization of the Contract; or

•	The death of the owner or the first of joint owners or the Annuitant (when the owner is a non-natural person) unless your spouse beneficiary elects to continue the Contract.

Please note that the withdrawals while the LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly Contract anniversary following the Annuitant’s age 59½ has passed. If your first withdrawal is taken before this date and the Contract is in the Guaranteed Withdrawal Status, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly Contract anniversary following the Annuitant reaching age 59½. This status continues until the earliest of:

•	The annuity commencement date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•	The surrender or annuitization of the Contract; or

•	The death of the owner (first owner in the case of joint owners, Annuitant in the case the owner is a non-natural person), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. This action, however, will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the LifePay Plus Rider Works. The LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on rider effective date and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The LifePay Plus Base (called the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the LifePay Plus rider on the Contract Date, the initial LifePay Plus Base is equal to the initial premium (excluding any Premium Credit available with your Contract); or

•	If you purchased the LifePay Plus rider after the Contract Date, the initial LifePay Plus Base is equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

During the Growth Phase, the initial LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any Premium Credits applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly Contract anniversary, the LifePay Plus Base is recalculated as the greater of:

•	The current LifePay Plus Base; and

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten Contract anniversaries, the LifePay Plus Base is recalculated as the greatest of:

•	The current LifePay Plus Base;

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and

•	The LifePay Plus Base on the previous Contract anniversary, increased by 7%, plus any eligible premiums (which do not include any Premium Credits applied during the preceding 36 months) and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first Contract anniversary following a complete Contract Year after the rider effective date.

The LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums received during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the LifePay Plus rider (see “LifePay Plus Reset” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by of the greater of:

•	The Contract Value; and

•	the LifePay Plus Base as of the last day of the Growth Phase.

The first withdrawal after the rider effective date (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentages, which vary by age of the Annuitant on the date the Withdrawal Phase begins, are as follows:

Percentages	Annuitant’s Age
5%*	0 to 75*
6%	76 to 80
7%	81+
*	If the Withdrawal Phase begins before the quarterly Contract anniversary on or after the Annuitant reaches age 59½, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly Contract anniversary on or after the Annuitant reaches age 59½, the LifePay Plus Base will automatically be reset to the current Contract Value (excluding any Premium Credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached, while you are in the LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, then the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and

•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Premium Credit deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Premium Credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Examples 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay Plus rider, subject to the following rules:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before December 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;

•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;

•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Example 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or the Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or the Contract Year, as applicable.

LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly Contract anniversary we will increase (or “reset”) the LifePay Plus Base to the current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation), if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the Funds to which your Contract Value may be allocated. Contract Value allocated to Funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds. You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be sent to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner or the Annuitant if the owner is a non-natural person).

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, if allowed under the requirements of the Tax Code, the rider will also continue on the next quarterly Contract anniversary, provided the spouse becomes the Annuitant and sole owner. See “DEATH BENEFIT – Continuation After Death – Spouse.”

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;

•	On the date the rider is continued, the LifePay Plus Base will be reset to equal the greater of the LifePay Plus Base and the then current Contract Value;

•	The LifePay Plus charges will restart and be the same as were in effect prior to the Claim Date;

•	Ratchets, which stop on the Claim Date, are restarted, effective on the date the rider is continued;

•	Any remaining step-ups will be available, and if the rider is continued before an annual Contract anniversary when a step-up would have been available, then that step-up will be available;

•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

•	The rider’s Standard Withdrawal Benefit will be available until the quarterly Contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase;

•	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the Claim Date;

•	On the quarterly Contract anniversary that the date the rider is continued:

○	If the surviving spouse was not the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; or

○	If the surviving spouse was the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider; and

•	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the Claim Date.

Effect of LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay Plus rider, the Death Benefit is payable, but the rider terminates. If the beneficiary is the owner’s spouse, however, and the spouse elects to continue the Contract, the Death Benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other Death Benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death – Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;

•	Change of owner from one custodian to another custodian;

•	Change of owner from a custodian for the benefit of an individual to the same individual;

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Example 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the $5,000 Maximum Annual Withdrawal.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceeds the $5,000 Maximum Annual Withdrawal then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Example 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the $5,000 Maximum Annual Withdrawal.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceeds the $5,000 Maximum Annual Withdrawal there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Example 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Example 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the Contract Value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

APPENDIX J – JOINT LIFEPAY PLUS MINIMUM GUARANTEED WITHDRAWAL BENEFIT (“JOINT LIFEPAY PLUS”) RIDERS

Important Note:
The information immediately below pertains to the form of the Joint LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider. The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. Consequently, this rider may help if you are concerned that you and your spouse may outlive your income.

Eligibility. The Joint LifePay Plus rider was only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the Death Benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations were required in order to purchase the Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements” below. The maximum issue age was 80. Both spouses must have met the issue age requirements. The issue age is the age of the owners on the Contract anniversary on the rider effective date. The Joint LifePay Plus rider was available for Contracts issued on and after August 20, 2007, (subject to availability and state approvals) that did not already have a living benefit rider. The Joint LifePay Plus rider was not issued if the initial allocation to investment options was not in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations were required in order to purchase the Joint LifePay Plus rider. These designations depended upon whether the Contract was issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must have allowed for the surviving spouse to continue the Contract when the Death Benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint Annuitants are not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the Annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Effective Date. The Joint LifePay Plus rider effective date is the date the Joint LifePay Plus rider becomes effective. If you purchased the Joint LifePay Plus rider when the Contract was issued, the Joint LifePay Plus rider effective date is also the Contract Date. If the Joint LifePay Plus rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the Joint LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the rider and charges will begin on the next following quarterly Contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five Contract Years. You will never pay more than the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B. We reserve the right to change the charge for this rider, subject to the maximum annual charge.

No Cancellation. Once purchased, the Joint LifePay Plus rider may not be cancelled unless you cancel, surrender, annuitize, or otherwise terminate the Contract. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional living benefit rider automatically terminates if:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when the owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract and is an active spouse for purposes of the Join LifePay Plus rider; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death by an active spouse).

Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation, if allowed under the requirements of the Tax Code. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned Contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider. However, all charges for the Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly Contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the Joint LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly Contract anniversary following the youngest active spouse’s 65th birthday, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

•	Reduction of the Joint LifePay Plus Base to zero, at which time the rider will terminate;

•	The annuity commencement date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status” below);

•	The surrender or annuitization of the Contract; or

•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the Joint LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly Contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly Contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

•	The annuity commencement date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•	The surrender of the Contract; or

•	The death of the owner (first owner in the case of joint owners, Annuitant in the case the owner is a non-natural person), unless your active spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Joint LifePay Plus Rider Works. The Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Joint LifePay Plus Base (called the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay Plus rider on the Contract Date, the initial Joint LifePay Plus Base is equal to the initial premium (excluding any Premium Credit, available with your Contract); or

•	If you purchased the Joint LifePay Plus rider after the Contract Date, the initial Joint LifePay Plus Base is equal to the Contract Value on the effective date of the Joint LifePay Plus rider (excluding any Premium Credits applied during the preceding 36 months).

During the Growth Phase, the initial Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or Premium Credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly Contract anniversary, the Joint LifePay Plus Base is recalculated as the greater of:

•	The current Joint LifePay Plus Base; and

•	The current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten Contract anniversaries, the Joint LifePay Plus Base is recalculated as the greatest of:

•	The current Joint LifePay Plus Base;

•	The current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and

•	The Joint LifePay Plus Base on the previous Contract anniversary, increased by 7%, plus any eligible premiums (which do not include any Premium Credits applied during the preceding 36 months) and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first Contract anniversary following a complete Contract Year after the rider effective date.

The Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Joint LifePay Plus rider (see “Joint LifePay Plus Reset” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of:

•	The Contract Value; and

•	The Joint LifePay Plus Base as of the last day of the Growth Phase.

The first withdrawal after the rider effective date (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentages, which vary by age of the youngest active spouse on the date the Withdrawal Phase begins, are as follows:

Percentages	Youngest Active Spouse’s Age
5%*	0 to 75*
6%	76 to 80
7%	81+
*	If the Withdrawal Phase begins before the quarterly Contract anniversary on or after the younger spouse reaches age 65, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly Contract anniversary on or after the younger spouse reaches age 65, the Joint LifePay Plus Base will automatically be reset to the current Contract Value (excluding any Premium Credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the Joint LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the Contract Value determined after the deduction of the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Premium Credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Premium Credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Examples 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay Plus rider, subject to the following:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before December 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;

•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;

•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and

•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Example 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the Joint LifePay Plus rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Joint LifePay Plus rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the Joint LifePay Plus rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay Plus rider at the time this status begins. If both spouses are active under the Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or the Contract Year, as applicable.

Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly Contract anniversary we will increase (or “reset”) the Joint LifePay Plus Base to the current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation), if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Joint LifePay Plus rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Joint LifePay Plus rider is in effect, there are limits on the Funds to which your Contract Value may be allocated. Contract Value allocated to Funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be sent to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case the owner is a non-natural person). Although spousal continuation may be available under the Tax Code for an additional spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (first owner in the case of joint owners; or Annuitant in the case of an owner that is a non-natural person) may cause the termination of the Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract, if allowed under the requirements of the Tax Code, and becomes the sole owner and Annuitant, the Joint LifePay Plus rider will remain in effect pursuant to its original terms and Joint LifePay Plus coverage and charges will continue. As of the date the Contract is continued, the Joint LifePay Plus Base will be reset to the current Contract Value, if greater, and the Maximum Annual Withdrawal will be recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the Contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the Contract, Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the Death Benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay Plus rider terminates and Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, if allowed under the requirements of the Tax Code, you may not change the Annuitant. The Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;

•	Change of owner from one custodian to another custodian for the benefit of the same individual;

•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary Contract beneficiary; and

•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Example 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Example 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Example 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Example 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the Contract Value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

APPENDIX K – LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (“LIFEPAY”) RIDER

(Available for Contracts issued through August 20, 2007, subject to state approval.)

LifePay Rider. The LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. Consequently, this rider may help if you are concerned that you may outlive your income.

Purchase. In order to purchase the LifePay rider, the Annuitant must have been the owner or one of the owners, unless the owner is a non-natural person. Joint Annuitants were not allowed. The minimum issue age was 50 and the maximum issue age was 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is a non-natural person) on the Contract anniversary on which the rider is effective. Some broker dealers may have limited the availability of the rider to younger ages. The LifePay rider was not issued if the initial allocation to investment options was not in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

Rider Effective Date. The rider effective date is the date the LifePay rider becomes effective. If you purchased the LifePay rider when the Contract was issued, the rider effective date is also the Contract Date. If the LifePay rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the LifePay rider, a living benefit, is deducted quarterly and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract was issued, the charges will still be deducted on quarterly Contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the Contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider effective date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

No Cancellation. Once purchased, the LifePay rider may not be cancelled unless you cancel, surrender, annuitize, or otherwise terminate the Contract. These events automatically cancel the LifePay rider.

Termination. The LifePay rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional living benefit rider automatically terminates if:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the LifePay rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when an owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

LifePay Rider Phases. The LifePay rider has two phases. The first phase, called the Growth Phase, begins on the rider effective date and ends as of the business day before the first withdrawal is taken (or when the Annuity Start Date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the Annuity Start Date, whichever occurs first.

LifePay Base. The LifePay Base (called the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the LifePay rider on the Contract Date, the initial LifePay Base is equal to the initial premium, plus Premium Credits, if any; or

•	If you purchased the LifePay rider after the Contract Date, the initial LifePay Base is equal to the Contract Value on the rider effective date.

The initial LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and Premium Credits, if any (“eligible premiums”). The LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current LifePay Base on each quarterly Contract anniversary after the rider effective date and during the Growth Phase. The LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the LifePay rider (see “LifePay Reset Option” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of:

•	The Contract Value; and

•	The LifePay Base as of the last day of the Growth Phase.

The first withdrawal after the rider effective date (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the Annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50 to 59	4%
60 to 75	5%
76 to 80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the LifePay rider is in the Growth Phase, and the Annuity Start Date is reached, the LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, the withdrawal is considered an “excess withdrawal” and Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal, the excess withdrawal, is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and

•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is taken, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Examples 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the LifePay rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay rider, subject to the following:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before December 31 of that year) applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;

•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Example 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Guaranteed Withdrawal Status. This status begins on the rider effective date and continues until the earliest of:

•	The Annuity Start Date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

•	The surrender or annuitization of the Contract; or

•	The death of the owner (or first owner in the case of joint owners, or the Annuitant in the case the owner is a non-natural person), unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal if the Maximum Annual Withdrawal percentage of the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract Value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the LifePay rider will not exceed the maximum annual charge of 1.20%. See Example 4 below.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including Death Benefits) other than as provided under the LifePay rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or the Contract Year, as applicable.

Investment Option Restrictions. While the LifePay rider is in effect, there are limits on the Funds to which your Contract Value may be allocated. Contract Value allocated to Funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay rider was not issued until your Contract Value was allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s Death Benefits. For purposes of calculating any applicable Death Benefit guaranteed under the Contract, any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Rebalancing Dates occur on:

•	The rider effective date;

•	Each Contract anniversary;

•	Receipt of additional premium;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay rider and charges terminate on the earlier of:

•	If the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“Claim Date”) of the owner (or in the case of joint owners, the first owner, or the Annuitant, if the owner is a non-natural person); or

•	The date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, if allowed under the requirements of the Tax Code (see “DEATH BENEFIT – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

•	The spouse is at least 50 years old on the date the Contract is continued; and

•	The spouse becomes the Annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;

•	On the date the rider is continued, the LifePay Base will be reset to equal the greater of the LifePay Base and the then current Contract Value;

•	The LifePay charges will restart and be the same as were in effect prior to the Claim Date; and

•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase;

•	On the Contract anniversary following the date the rider is continued:

○	If the surviving spouse was not the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract Value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the Claim Date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; or

○	If the surviving spouse was the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the Claim Date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract Value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the Claim Date and withdrawals may continue under the rider provisions; and

•	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the Claim Date.

Effect of LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay rider, the Death Benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the Death Benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider until the death of the Annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other Death Benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;

•	Change of owner from one custodian to another custodian;

•	Change of owner from a custodian for the benefit of an individual to the same individual;

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the LifePay rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the LifePay rider are not subject to surrender charges.

Loans (if available). The portion of any Contract Value used to pay off an outstanding loan balance will reduce the LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Example 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Example 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Example 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Example 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the Contract Value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

APPENDIX L – JOINT LIFEPAY MINIMUM GUARANTEED WITHDRAWAL BENEFIT (“JOINT LIFEPAY”) RIDER

(Available for Contracts issued through August 20, 2007, subject to state approval.)

Joint LifePay Rider. The Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. Consequently, this rider may help if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Joint LifePay rider was only available for purchase by individuals who were married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the Death Benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations were required in order to purchase the Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age was 55 and the maximum issue age was 80. Both spouses must have met these issue age requirements on the Contract anniversary on which the Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may have limited the maximum issue age to ages younger than age 80, but in no event lower than age 55. The Joint LifePay rider was not issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations were required in order to purchase the Joint LifePay rider. These designations depended upon whether the Contract was issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the Death Benefit becomes payable, as provided by the Tax Code. Non-natural custodial owners were only allowed with IRAs (“custodial IRAs”). Joint Annuitants were not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. We reserve the right to verify the date of birth and social security number of both spouses.

For a jointly owned nonqualified Contracts, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the Annuitant must be one of the spouses.

For IRAs there may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the same requirements. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Effective Date. The Joint LifePay rider effective date is the date the Joint LifePay rider becomes effective. If you purchased the Joint LifePay rider when the Contract was issued, the Joint LifePay rider effective date is also the Contract Date. If the Joint LifePay rider was added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the charges will still be deducted on quarterly Contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the Contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider effective date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

No Cancellation. Once purchased, the Joint LifePay rider may not be cancelled unless you cancel, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the Joint LifePay rider.

Termination. The Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	You surrender or otherwise terminate your Contract during the accumulation phase or begin receiving income phase payments in lieu of payments under the Joint LifePay rider;

•	The Contract Owner or the first of joint owners or the Annuitant (when the owner is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract; or

•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Other circumstances that may cause the Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay rider after the first spouse’s death by electing spousal continuation, if allowed under the requirements of the Tax Code. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;

•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and

•	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned Contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay rider. However, all charges for the Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce” below.

As described below, certain features of the Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

Joint LifePay Rider Phases. The Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the rider effective date and ends as of the business day before the first withdrawal is taken (or when the Annuity Start Date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than investment advisory fees, as described below) or the Annuity Start Date, whichever occurs first. During the accumulation phase of the Contract, the Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the Contract, the Joint LifePay rider may only be in the Withdrawal Phase. The Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the Contract Value has been reduced to zero, the Joint Life Pay rider and Contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Joint LifePay Base. The Joint LifePay Base (called the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay rider on the Contract Date, the initial Joint LifePay Base is equal to the initial premium, plus Premium Credits; or

•	If you purchased the Joint LifePay rider after the Contract Date, the initial Joint LifePay Base is equal to the Contract Value on the rider effective date.

The initial Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and Premium Credits, if any (“eligible premiums”). The Joint LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current Joint LifePay Base, valued on each quarterly Contract anniversary after the rider effective date and during the Growth Phase. The Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Joint LifePay rider (see “Joint LifePay Reset Option” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of:

•	The Contract Value; and

•	The LifePay Base as of the last day of the Growth Phase.

The first withdrawal after the rider effective date (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55 to 64	4%
65 to 75	5%
76 to 80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Joint LifePay rider is in the Growth Phase, and the Annuity Start Date is reached, the Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, the withdrawal is considered an “excess withdrawal” and the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is to the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and

•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is taken, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Examples 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay rider, subject to the following:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before December 31 of that year) applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;

•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;

•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;

•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;

•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;

•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and

•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Example 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Joint LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the Joint LifePay rider is issued (the “effective date of the Joint LifePay rider”) and continues until the earliest of:

•	The Annuity Start Date;

•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual;

•	The surrender of the Contract; or

•	The death of the owner (or first owner in the case of joint owners, or the Annuitant in the case the owner is a non-natural person), unless your active spouse beneficiary elects to continue the Contract.

Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the Reset Effective Date. The reset option is only available when the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the Contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the Joint LifePay rider charge will not increase for resets exercised within the first five Contract Years. See Example 4 below.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Joint LifePay rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including Death Benefits) other than as provided under the Joint LifePay rider;

•	No further premium payments will be accepted; and

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay rider at the time this status begins. If both spouses are active under the Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals, pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Investment Option Restrictions. While the Joint LifePay rider is in effect, there are limits on the Funds to which your Contract Value may be allocated. Contract Value allocated to Funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Joint LifePay rider was not issued until your Contract Value was allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. We consider the Venerable Strategic Bond Fund to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Rebalancing Dates occur on:

•	The rider effective date;

•	Each Contract anniversary;

•	Receipt of additional premium;

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” By electing to purchase the Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case the owner is a non-natural person). Although spousal continuation may be available under the Tax Code for a additional spouse, the Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The death of the owner (first owner in the case of joint owners, the Annuitant in case of the owner is a non-natural person) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and Annuitant, the Joint LifePay rider will remain in effect pursuant to its original terms and Joint LifePay coverage and charges will continue. As of the date the Contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the date the Contract is continued. Such a reset will not count as an exercise of the Joint LifePay Reset Option, and rider charges will not increase.

•	If the surviving spouse elects not to continue the Contract, Joint LifePay rider coverage and charges will cease upon the earlier of payment of the Death Benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay rider terminates and Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the Annuitant. The Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;

•	Change of owner from one custodian to another custodian for the benefit of the same individual;

•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

•	Change of owner from an individual to a custodian for the benefit of the same individual;

•	Collateral assignments;

•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary Contract beneficiary; and

•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Loans (if available). The portion of any Contract Value used to pay off an outstanding loan balance will reduce the Joint LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the Joint LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Example 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Example 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Example 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Example 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the Contract Value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

APPENDIX M – MINIMUM GUARANTEED WITHDRAWAL BENEFIT (PRINCIPALGUARD)

(Applicable to Contracts issued in states where LifePay was not available.)

Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider. The MGWB rider, marketed under the name, PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your Contract Value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider effective date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

•	If you purchased the MGWB rider on the Contract Date: your premium payments received during the first two Contract Years; or

•	If you purchased the MGWB rider after the Contract Date: your Contract Value on the rider effective date, including any premiums received that day, and any additional premium payments received during the two-year period commencing on the rider effective date.

To maintain the guarantee, withdrawals in any Contract Year may not exceed 7% of your Eligible Payment Amount as adjusted, as defined below. If your Contract Value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the Free Withdrawal Amount will be subject to surrender charges. Once your Contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of:

•	The MGWB Withdrawal Account allocated to Covered Funds; and

•	The lesser of:

○	The MGWB Withdrawal Account allocated to Excluded Funds; and

○	The Contract Value in Excluded Funds.

Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining Contract Value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds proportionally. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the Contract Value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples” below.

Once your Contract Value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net Contract Value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It will not affect your annuitization, surrender and Death Benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your Contract Value is greater than zero. See “WITHDRAWALS.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

•	Your Contract Value is greater than zero;

•	Your MGWB Withdrawal Account is greater than zero;

•	You have not reached your latest allowable Annuity Start Date;

•	You have not elected to annuitize your Contract; and

•	You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract, or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the Cash Surrender Value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your Contract Value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

•	Your MGWB Withdrawal Account is greater than zero;

•	You have not reached your latest allowable Annuity Start Date;

•	You have not elected to annuitize your Contract; and

•	You have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next Contract anniversary until the earliest of:

•	Your Contract’s latest Annuity Start Date;

•	The death of the owner; or

•	Your MGWB Withdrawal Account is exhausted.

These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, the Contract will not provide any benefits except those provided by the MGWB rider, and all other riders terminate. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of:

•	Payment of all MGWB periodic payments;

•	Payment of the Commuted Value (defined below); or

•	The owner’s death.

On the Contract’s latest Annuity Start Date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your Annuity Start Date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth Contract anniversary following the rider effective date, if the Contract Value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the Contract Value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on Contract anniversaries. If you elect the Reset Option, the Step-up benefit is not available.

Step-up Benefit. If the rider effective date is the same as the Contract Date, beginning on the fifth Contract anniversary following the rider effective date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the Contract Value is greater than the MGWB Withdrawal Account. If you elect the Step-up Benefit:

•	We reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of Contract Value; and

•	You must wait at least five years from the Step-up date to elect the Reset Option.

The Step-up Benefit may be elected only one time under the MGWB Rider. Election of the Step-up Benefit is limited to Contract anniversaries only. Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-up Benefit will not be available.

Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of Annuitant, if the owner is a non-natural person), but the Death Benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the Contract Value steps up to the minimum guaranteed Death Benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The Death Benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must have been age 80 or younger on the rider effective date. The MGWB rider must have been purchased on the Contract Date. If the rider was not yet available in your state, the Company may have in its discretion allowed purchase of this rider during the 30-day period preceding the first Contract anniversary after the date of state approval.

Minimum Guaranteed Withdrawal Benefit Rider Charge:1

As an Annual Charge[2]	As a Quarterly Charge	Maximum Annual Charge if Step-up Benefit Elected[3]
0.45% of Contract Value	0.1125% of Contract Value	1.00% of Contract Value

1	We deduct optional rider charges from the Subaccounts in which you are invested on each quarterly contract anniversary and proportionally on termination of the Contract; if the value in the Subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Option(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
2	If you choose to reset the MGWB Rider the charge for the MGWB will increase to an annual charge of 1.00% of contract value. Please see “Minimum Reset Option” above.
3	If your rider was issued prior to May 1, 2005, and you elect the Step-up Benefit, we will increase the charge for the MGWB rider to the maximum annual charge of 1.00% of contract value. Please see “Step-up Benefit” above.

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new Contract Value is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced proportionally based on the ratio of the Excess Withdrawal Amount to the Contract Value (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the Contract Value (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether Contract Value is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new Contract Value is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the entire amount withdrawn to the Contract Value (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the Contract Value (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether Contract Value is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new Contract Value for Covered Funds is $52,000 ($60,000 - $8,000), and the new Contract Value for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced proportionally based on the ratio of any Excess Withdrawal Amount from Covered Funds to the Contract Value in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount withdrawn from Excluded Funds to the Contract Value in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the Contract Value (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether Contract Value is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers Funds from Excluded Funds to Covered Funds

Assume the Contract Value before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new Contract Value for Covered Funds is $70,000 ($60,000 + $10,000), and the new Contract Value for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Excluded Funds to the Contract Value in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers Funds from Covered Funds to Excluded Funds

Assume the Contract Value before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new Contract Value for Covered Funds is $50,000 ($60,000 - $10,000), and the new Contract Value for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Covered Funds to the Contract Value in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

APPENDIX N – MINIMUM GUARANTEED WITHDRAWAL BENEFIT

(Applicable to certain Contracts issued in 2003 and before.)

Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB Rider is an Optional Benefit which guarantees that if your Contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two Contract Years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any Contract Year may not exceed 7% of your adjusted Eligible Payment Amount. If your Contract Value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The charge for this version of the MGWB Rider is deducted quarterly of the original Eligible Payment Amount:

Maximum Annual Charge	Current Annual Charge
1.00%	0.65%

For contracts issued with a prior version of this MGWB rider, the current charge is 0.50%. For a further discussion of the charges we deduct under the MGWB rider, see “Optional Rider Charges.” Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

•	If you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

•	If you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

Once issued the rider may not be cancelled.

The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is tracked separately for Special and Non-Special Funds (if applicable*) and adjusted for any withdrawals and transfers between Special and Non-Special Funds. Periodic Payments will reduce the MGWB Withdrawal Account by the dollar amount of the withdrawal.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Special and non-Non-Special Funds. The MGWB Withdrawal Account equals the sum of:

•	The MGWB Withdrawal Account allocated to Non-Special Funds, if any; and,

•	The lesser of:

○	The Eligible Payment Amount allocated to Special Funds, if any; and

○	The Contract Value in the Special Funds, if any.

Thus, investing in the Special Funds may limit the MGWB Withdrawal Account. However, the MGWB Withdrawal Account is also subject to a “floor”, discussed later, which may partially offset the effects of investing in Special Funds.

Fund Categories. The pre-2000 MGWB rider has no Fund categorization. The 2001 MGWB rider categorizes Funds as Non-Special or Special. The 2003 MGWB rider refers to Non-Special Funds as Covered Funds and Special Funds as Excluded Funds. The Fixed Interest Options are the only investment options currently designated as Special Funds for purposes of calculating the MGWB Withdrawal Account. Non-Special or Covered Funds are any investment options not designated as Special Funds.

Depending on the version of your rider, withdrawals may impact your MGWB Withdrawal Account differently. For some versions, withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. For other versions, withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your Contract Value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net Contract Value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

The floor for your MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your Contract Value is zero.

If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your Contract Value is greater than zero. See the “Withdrawals” Section for more information. Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

•	Your Contract Value is greater than zero;

•	Your MGWB Withdrawal Account or the floor is greater than zero;

•	Your latest allowable Annuity Start Date has not been reached;

•	You have not elected to annuitize your Contract; and

•	You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract, or surrendered the Contract.

Any Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your Contract Value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

•	Your MGWB Withdrawal Account or the floor is greater than zero;

•	Your latest allowable Annuity Start Date has not been reached;

•	You have not elected to annuitize your Contract; and

•	You have not died, changed the ownership of the Contract, or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next Contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of:

•	Your Contract’s latest Annuity Start Date,

•	The death of the Contract Owner; or

•	Until your MGWB Withdrawal Account is exhausted.

We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your Contract Value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of:

•	Payment of all MGWB periodic payments and payment of the Commuted Value (defined below); or

•	The Contract Owner’s death.

On the Contract’s latest Annuity Start Date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your Annuity Start Date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

Death Benefit During Automatic Periodic Benefit Status. Depending on the version of the rider, the death benefit payable during Automatic Periodic Benefit Status may vary. For some versions, it also could have varied based on the base Contract Death Benefit elected. For certain rider versions, if you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the Death Benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the Death Benefit during the Automatic Periodic Benefit Status, we deem your Contract Value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the Death Benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected Death Benefit option. For other versions of the base Contract Death Benefit and other versions of the MGWB rider, the death benefit payable while in Automatic Periodic Benefit Status will be the MGWB Withdrawal Account.

APPENDIX O – STATE VARIATIONS

This APPENDIX O contains important state specific variations for Contracts issued in Massachusetts, Washington and Oregon. The prospectus and this APPENDIX O provide a general description of the Contract, so please see your Contract, any endorsements, and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

•	The Fixed Interest Division is not available;

•	Loans under 403(b) contracts are not available; and

•	The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

•	The Fixed Account is not available;

•	The Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge is only deducted from the Subaccounts in which you are invested. No deduction will be made from the Fixed Interest Option;

•	The Annual Contract Administrative Charge is $30; and

•	The following describes the Death Benefit options for Contracts issued in the State of Washington on or before April 30, 2009. Other than as described below, please see the prospectus for a full description of your Death Benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum Death Benefit payable under each of the Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•	The Contract Value; and

•	The Cash Surrender Value.

The Standard Death Benefit equals the greatest of:

•	The Base Death Benefit;

•	The Floor; and

•	The Standard Minimum Guaranteed Death Benefit.

The Floor for the Death Benefit is the total premium payments made under the Contract reduced by a proportional adjustment for any withdrawal.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a proportional adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain Funds, and the Fixed Interest Division are designated as “Special Funds.”

The following investment options are designated as Special Funds: the Voya Government Liquid Assets Portfolio and the Fixed Interest Division.

The ProFund VP Rising Rates Opportunity Portfolio is also a Special Fund but was closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund but was closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio was re-designated as a Covered Fund for all current and future investments.

We may, with 30 days’ notice to you, designate any Fund as a Special Fund on existing Contracts with respect to new premiums added to such Fund and also with respect to new transfers to such Fund. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the Contract Value is allocated to a Special Fund, we may, at our discretion, reduce the Base Contract Expense attributable to that portion of the Contract Value. The reduced Base Contract Expense will be applicable only during that period.

The 5.5% Solution is not available as a standalone Death Benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit.

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

•	The Standard Death Benefit;

•	The floor; and

•	The sum of the Contract Value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contracts issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your Death Benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of Contract Value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a proportional adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the proportional adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where:

(a)	Is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal;

(b)	Is the Contract Value of the withdrawal; and

(c)	Is the Contract Value allocated to Non-Special Funds before the withdrawal.

The amount of the proportional adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where:

(a)	Is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal;

(b)	Is the Contract Value of the withdrawal; and

(c)	Is the Contract Value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the Contract Value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5% Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: if you transfer Contract Value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of Contract Value transferred) just prior to the transfer will be frozen (with 0% additional growth) unless the Contract Value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for Contract Value allocated directly to Special Funds, that portion of the floor will be the Contract Value allocated and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed Death Benefit above. Your Death Benefit will be the greater of the floor and the Death Benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and

•	The Annual Ratchet Minimum Guaranteed Death Benefit.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

•	The initial premium payment;

•	Increased dollar for dollar by any premium added after issue:

•	Adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current Contract Value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit proportionally, based on the amount withdrawn. The amount of the proportional adjustment for withdrawals will equal (a) times (b) divided by (c) where:

(a)	Is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal;

(b)	Is the Contract Value of the withdrawal; and

(c)	Is the Contract Value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this Death Benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

In all cases described above, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced Death Benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain Funds as “Excluded Funds.” Excluded Funds will include certain Funds that, due to their volatility, will be excluded from the Death Benefit guarantees that might otherwise be provided. We may add new Funds as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days’ notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your Death Benefit.

For the period of time, and to the extent, that you allocate premium or Contract Value to Excluded Funds, your Death Benefit attributable to that allocation will equal the Contract Value of that allocation. Any guarantee of Death Benefit in excess of Contract Value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The Death Benefit provided under the Contract may be reduced to the extent that you allocate premium or Contract Value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded Funds will reduce all Death Benefit components for Excluded Funds proportionally. Except with respect to any maximum guaranteed Death Benefit, the resulting increase in the Non-Excluded Funds Death Benefit component will equal the lesser of the reduction in the Death Benefit for Excluded Funds and the Contract Value transferred. With respect to the maximum guaranteed Death Benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed Death Benefit will equal the reduction in the maximum guaranteed Death Benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds Death Benefit components proportionally. The resulting increase in the Death Benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds Death Benefit components.

The charges, fees and expenses are as described in the prospectus for the applicable variable annuity Contract with the exception of the charge for the Max 5.5 Enhanced Death Benefit. The charge for the Max 5.5 Enhanced Death Benefit elected is 0.25%.

For Contracts issued in the State of Oregon:  The Annuity Start Date must be:

•	At least nine years from the Contract Date or the ninth contract anniversary following the most recent premium payment, if later; and

•	Before the month end of the month immediately following the Annuitant’s 90th birthday or ten years from the Contract Date, if later.

•	If it is necessary to deduct the annual administrative charge from your Fixed Interest Division allocations, such deduction will be limited to the amount of interest credited to such allocation(s) in excess of the minimum guaranteed interest rate of 3%; and

•	A surrender charge will not be deducted when you surrender the Contract on the Annuity Start Date.

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STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information (“SAI”) that includes the financial statements and the related notes to financial statements for the Company and for Separate Account B and additional information about the Company, Separate Account B and the Contracts has been filed with the SEC. It is available without charge on request. To obtain a copy of the SAI or inquire about your Contract, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066. The SAI is included in this prospectus by reference.

Reports and other information about the Contract, the Company and the Separate Account are also available on the SEC’s website at http://www.sec.gov, and that copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. When looking for information regarding the Contracts offered through this prospectus on the SEC’s website, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28755.

GoldenSelect Premium Plus®, Contract I.D. C00002509	May 1, 2026

Venerable Insurance and Annuity Company
and Separate Account B of Venerable Insurance and Annuity Company
GoldenSelect Fleet Premium Plus®

May 1, 2026,  Prospectus

This prospectus describes GoldenSelect Fleet Premium Plus®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through our Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since before May 1, 2003, and this prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:

•	Subaccounts of the Separate Account, each of which invests in an underlying mutual fund (the “Funds”). See APPENDIX A for more information about the Funds available through the Contract.

In certain states and in limited circumstances, fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) may also be available. See APPENDIX B and APPENDIX  C for more information about the Fixed Interest Options that may be available through the Contract.

The Contract is a complex investment and involves risk, including potential loss of principal. Your Contract Value will vary daily to reflect the investment performance of the  Subaccount(s) you select and any interest credited to your allocations to the Fixed Interest Options. For Contracts sold in some states, not all Funds or Fixed Interest Options may be available.

This prospectus provides information that you should know before investing and should be kept for future reference.

New regulations adopted by the Securities and Exchange Commission (“SEC”) require paper copies of the shareholder reports for the Funds available through your Contract to be sent to you by mail, unless you specifically elect to receive copies of the reports from the Company electronically. To elect and consent to the electronic receipt of Fund shareholder reports and other required documents, like this prospectus, please access your account information at Venerable.com and navigate to the “My Profile” section to manage your delivery preferences. You may also write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.

The Contract is not a short-term investment, and withdrawals from or surrender of the Contract may be subject to a maximum 8% surrender charge, negative Contract adjustments, taxes, and tax penalties, if applicable. All obligations, guarantees, and benefits of the Contract are subject to the financial strength and claims paying ability of the Company.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at  Investor.gov.

Allocations to a Subaccount investing in a Fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is a complex investment and involves risks, including the possible loss of the principal amount invested.

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SPECIAL TERMS

The following terms have special meaning and are used throughout this prospectus. Other special terms are generally defined in the sections where those terms appear.

Annuitant	The person designated by you to be the measuring life in determining annuity payments.
Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Claim Date	The date on which we calculate the value of the Death Benefit, which is the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork.
Contract

The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect Fleet Premium Plus variable annuity. The Contract has two phases:

  The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and

  The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract).

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options

Investment options that earn a stated amount of interest for a specified period of time (until its maturity date). A withdrawal from certain Fixed Interest Options more than 30 days from its maturity date may be subject to a Market Value Adjustment.

Free Withdrawal Amount	The percentage of Contract Value that may be withdrawn from the Contract each year without incurring a surrender charge.
Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment

An adjustment to the Contract Value for surrenders, withdrawals, transfers, or annuitization from certain Fixed Interest Options more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.

Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account

Separate Account B, which is the separate investment account of the Company that supports the Contract. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each of which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

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OVERVIEW OF THE CONTRACT

Purposes of the Contract

The Contract is no longer available for new purchasers. The Contract was available to help investors accumulate assets to provide or supplement the investors’ retirement income in connection with certain arrangements that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such special tax treatment (“nonqualified Contracts”).

The Contract has two principal phases:

•	The accumulation phase is the period between the date the Contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your Contract (the “Annuity Start Date”). During the accumulation phase your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and

•	The income phase begins on the Annuity Start Date and is the period during which you receive regular annuity payments from your Contract according to the annuity option you choose. Once you begin receiving annuity payments, you will not be able to take additional withdrawals, the Contract’s living benefits terminate and the Death Benefit, if any, will be as provided under the annuity option selected.

During the accumulation phase the Contract gives you the potential to grow your assets by allocating your Contract Value to one or more of the available investment options, which include:

•	Funds, which are available through an investment in the corresponding Subaccount of the Separate Account. See APPENDIX A for more information about each available Fund, including its investment objective, adviser and subadviser(s), if any, current expenses, and performance.

In certain states and in limited circumstances, Fixed Interest Options, which may have various guaranteed interest periods, and provide a way to earn a fixed rate of interest may be available. See APPENDIX B, APPENDIX C and your Contract for more information about and the availability of the Fixed Interest Options.

The Contract also has various other features and benefits that may be available at an additional cost and that are summarized below.

Withdrawal Benefits. The following three types of withdrawals are currently available under the Contract during the accumulation phase, which may be subject to surrender charges and a Market Value Adjustment:

•	Regular withdrawals, which must be at least $100;

•	Systematic withdrawals, which may be a fixed amount or a percentage of premiums not previously withdrawn, may be taken monthly, quarterly, or annually;

•	IRA withdrawals, which are available under a non-Roth IRA Contract, allow for withdrawals necessary to comply with the minimum distribution requirements under the Tax Code.

You could lose a significant amount of money due to surrender charges and/or a Market Value Adjustment for amounts surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option. See “WITHDRAWALS” section for more information.

Annuity Options. Various annuity options are available during the income phase of the Contract that allow for payments:

•	For a fixed number of years;

•	For the life of the annuitant with payments guaranteed for a fixed number of years;

•	For the lives of two persons; or

•	According to another annuity option we may make available.

Once an annuity option is elected, we will issue a supplemental written agreement putting the annuity option into effect, and the Contract will no longer have any Contract Value that may be withdrawn. The Contract’s death benefits and other living benefits then terminate. See “ANNUITY OPTIONS” section for more information.

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Death Benefits. The Contract has a Standard Death Benefit and the following two optional Death Benefits were available, each which have the potential to enhance the Standard Death Benefit:

•	Annual Ratchet Enhanced Death Benefit; and

•	7% Solution/Max 7 Enhanced Death Benefit.

Additionally, the Earnings Multiplier Benefit Rider, if elected, enhances the applicable death benefit equal to a certain percentage of gain in the Contract, adjusted for withdrawals. There is an additional charge for the optional death benefits and the Earnings Multiplier Benefit Rider.

The applicable death benefit is paid when either the Contract Owner or the first of joint owners or the Annuitant (when the Contract Owner is not an individual) dies before the Annuity Start Date. See “DEATH BENEFIT” section for more information.

Optional Living Benefit. For an additional charge, a living benefit rider was available with the Contract, and it offered a level of protection against the investment risks with your Contract:

•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract.

See “OPTIONAL LIVING BENEFIT RIDER” section for more information.

Loans. Loans are available through the Contracts issued in relation to 403(b) plans. Loans incur a loan interest charge. See “403(b) PLAN LOANS” section for more information.

Extra-Contractual Services, Benefits, and Programs. The Company may make available services, benefits, and programs in relation to the Contract that are offered on a discretionary and extra-contractual basis. The Company reserves the right, in its sole discretion, to modify or discontinue any such extra-contractual service, benefit, or program at any time and without prior notice.

You should regularly review with your investment professional your Contract’s features and benefits and its corresponding fees and charges to determine if it continues to meet your financial goals given your investment time horizon, liquidity needs and risk tolerance.

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KEY INFORMATION

Important information you should consider about the Contract:

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender the Contract within nine (9) years following a premium payment, you may be assessed a surrender charge. The surrender charge is generally a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 8% of each premium payment. For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 premium payment.  See “Surrender Charge” for more information.

Also, if all or a portion of your investment is surrendered, withdrawn, transferred, or annuitized from a Fixed Interest Option before the expiration of its guaranteed interest period, a Market Value Adjustment may apply. The Market Value Adjustment may be positive, negative or have no impact on your Contract Value. You could lose interest previously earned in an investment in a Fixed Interest Option due to a negative Market Value Adjustment. For example, if you allocated $100,000 to the Fixed Interest Option earning 4% with a 10 year guarantee period and later withdraw or transfer the entire amount five years before the 10 years have ended, you could lose up to $13,936.89 of any prior earned interest in that Fixed Interest Option, assuming a 1.5% guaranteed minimum interest rate. This amount may be in addition to surrender charges, taxes, and tax penalties, if applicable. See APPENDIX B for more information about the Market Value Adjustment.

Are there Transaction Charges?

Yes. In addition to surrender charges and a Market Value Adjustment, if applicable, there may be an additional charge if:

  You transfer Contract Value between Subaccounts;

  You request that withdrawal proceeds be mailed for overnight delivery;

  State or local premium taxes become due; or

  You take a 403(b) Plan Loan.

See “Charges Deducted from the Contract Value.”

6

FEES, EXPENSES, AND ADJUSTMENTS (continued)
Are there Ongoing Fees and Expenses?

Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.40%	1.48%
	Fund fees and expenses	0.53%	1.58%
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0.15%	0.75%

1 As a percentage of Account Value in each Subaccount. This fee includes the Mortality and Expense Risk Charge, the Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses, and the annual dollar based Administrative Charge converted into an annual percentage.    We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year.    The annual dollar based Administrative Charge is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more. The minimum amount reflects this waiver, while the maximum amount does not. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.

2 As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements.

3 As a percentage of Contract Value or Benefit Base depending on the Optional Benefit elected. Refer to your Contract schedule pages for the fees and charges that apply to the Optional Benefits you have elected.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

	Lowest Annual Cost: $1,693	Highest Annual Cost: $3,349

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Least expensive Contract class and Fund fees and expenses;

  No Optional Benefits;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

Assumes:

  Investment of $100,000;

  5% annual appreciation;

  Most expensive Contract class and combination of Optional Benefits and Fund fees and expenses;

  No sales charges; and

  No additional purchase payments, transfers, or withdrawals.

	See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” for more information.

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RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” for more information
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract, including loss of principal.
Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to nine (9) years after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options more than 30 days from its maturity date. Withdrawals and surrenders may also be subject to taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

At the end of a guaranteed interest period, amounts allocated to a Fixed Interest Option will be reallocated according to your instructions. If no instructions are received, they will be reallocated either to a Fixed Interest Option with a guaranteed interest period of the same duration, or to the Voya Government Liquid Assets Portfolio, depending on the state in which your contract was issued. See Appendices B and C for more information about the availability of the Fixed Interest Options and reallocations when no instructions are received.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option before making an investment decision. This information can be found in the Fund prospectuses and Appendix B and Appendix C for the Fixed Interest Options.

The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDER” for more information.

What are the Risks Related to the Insurance Company?

All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

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RESTRICTIONS
Are there Limits on the Investment Options?

Yes. There may be a $25 charge for each transfer between  Subaccounts after the first 12 in a Contract Year. See “Charges Deducted from the Contract Value” for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract. Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information.

The Contract is not designed to serve as a vehicle for frequent transfers. We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges. We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information.

Are there any Restrictions on Contract Benefits?

Yes. We may restrict or limit amounts that may be allocated to certain Funds. Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact on those Optional Benefits. We may change a category into which a Fund is placed in the future.  See “OPTIONAL LIVING BENEFIT RIDER” for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis. A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn. See “OPTIONAL LIVING BENEFIT RIDER” and “DEATH BENEFIT” for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract. None of the Optional Benefits are currently available for election. See “DEATH BENEFIT” for more information.

TAXES See “FEDERAL TAX CONSIDERATIONS” for more information.
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement arrangement (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% additional tax for withdrawals and surrenders before age 59½.

CONFLICTS OF INTEREST See “Selling the Contract” for more information.
How are Investment Professionals Compensated?

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on the value of Contracts sold through the firm. This compensation is not paid directly by Contract Owners or the Separate Account. This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own. You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or taking withdrawals from the Contract. Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected. See “CHARGES AND FEES” for more information.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or take withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses1

Standard Surrender Charge

Complete Years Since Premium Payment	0	1	2	3	4	5	6	7	8	9+
Surrender Charge (as a percentage of each premium payment)[2]	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%

Transfer Charge	$25 per transfer, currently zero
Premium Tax[3]	0% to 3.5%
Overnight Charge[4]	$20
Loan Fee[5]	$25

The next table describes the negative Market Value Adjustment, in addition to any transaction expenses, that may apply if all or a portion of your investment in certain Fixed Interest Options is withdrawn more than 30 days from its maturity date.

Maximum Negative Market Value Adjustment[6] (as a percentage of earned interest withdrawn)	100% of Interest earned in excess of the Fixed Interest Option’s Guaranteed Minimum Interest Rate.

1	If you invested in the Fixed Account, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your Contract Value and/or your transfer or surrender amount.
2	Deducted upon surrender or a withdrawal of amounts in excess of the Free Withdrawal Amount, if applicable. The surrender charge percentage we use is determined by the number of years since receipt of the premium payment to which the charge relates. See “Charges and Fees – Surrender Charge” for more information.
3	Any premium tax is deducted from the Contract Value.
4	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.
5	Loans are available only through Contracts issued in relation to certain 403(b) plans. The fee is deducted from the Contract Value for each loan.
6	A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. A Market Value Adjustment applies to surrenders, withdrawals, transfers, and annuitization from certain Fixed Interest Options more than 30 days from its maturity date. Any negative Market Value Adjustment is limited by a Floor Guarantee. See “Market Value Adjustment” and “Market Value Adjustment Examples with Application of the Floor Guarantee” in Appendix B for more information.

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The next table describes the maximum charges that you could pay each year during the time that you own the Contract (not including Fund fees and expenses), based on the most recently available Optional Benefits. If you chose to purchase an Optional Benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expense[1]	$40
Base Contract Expenses[2]	1.40% or 1.45% of the average Contract Value in each Subaccount.
Optional Benefit Expenses:[3]
Annual Ratchet Enhanced Death Benefit[4]	0.30% of the average Contract Value in each Subaccount.
7% Solution/Max 7 Enhanced Death Benefit[5]	0.55% of the average Contract Value in each Subaccount.
Minimum Guaranteed Income Benefit Rider[6]	1.50% of MGIB Charge Base annually (the current charge is 0.75%)
Loan Interest Rate Spread	3.00% of the amount allocated to the special loan account

The next item shows the minimum and maximum total annual operating expenses of the Funds currently available for investment that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available through the Contract, including their annual expenses, can be found in Appendix A of this prospectus.

Annual Fund Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[7]	0.53%	1.58%

1	We deduct this charge on each Contract anniversary and on surrender. We waive this charge if the total of your premium payments is $100,000 or more, or if your Contract Value at the end of a Contract Year is $100,000 or more.
2	The Base Contract Expense includes the Mortality and Expense Risk Charge and the Annual Asset Based Administrative Charge described in the Contract and in prior prospectuses. Refer to your Contract schedule pages for the fees and charges that apply to your Contract.
3	Optional Benefit charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an Optional Benefit charge is sometimes a charge base or Contract Value, as applicable. Optional Benefit charges are deducted from the Contract Value in your Subaccount allocations (and/or your Fixed Interest Option allocations if there is insufficient Contract Value in the Subaccounts). The Optional Benefit charges vary depending on when the benefit was added to your Contract and the maximum charge for earlier versions may be greater than those shown above. Refer to your Contract schedule pages for the charges applicable to the Optional Benefit(s) you elected.
4	The charge for the Annual Ratchet Enhanced Death Benefit varied over time.
5	For certain periods the 7% Solution, the Max 7 Enhanced Death Benefit or both were available.
6	Currently deducted quarterly.
7	These are the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements. Please note that the Fund fees shown in APPENDIX A are after (net of) any expense reimbursements or fee waiver arrangements.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses, annual Fund expenses, and transaction expenses except any transfer charges, premium taxes, and overnight charges are excluded.

These examples assume all Contract Value is allocated to the Subaccounts, and as a consequence do not reflect any Market Value Adjustment applicable to certain Fixed Interest Options. Your costs could differ from those shown below if you allocate your Contract Value to the Fixed Interest Options.

The examples assume that you invest $100,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and Optional Benefits available for an additional charge. Although your costs may be higher or lower, based on these assumptions your costs would be:

Example 1: If you surrender or annuitize your Contract at the end of the applicable time period:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.40%	$11,311	$18,101	$24,123	$35,742
Base Contract Expense of 1.45%	$12,753	$22,549	$31,753	$52,250

Example 2: If you do not surrender or annuitize your Contract:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.40%	$3,311	$10,101	$17,123	$35,742
Base Contract Expense of 1.45%	$4,753	$14,549	$24,753	$52,250

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PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are several risks associated with purchasing and owning the Contract, which are summarized below.

Risk of Loss. You can lose money investing in the Contract, including loss of principal and getting back less than you invested in the Contract.

Risk of Poor Investment Performance. You should regularly evaluate the Contract’s long-term investment potential and risks. For amounts you allocate to the Subaccounts of the Separate Account:

•	Your values will fluctuate with the markets, interest rates and the performance of the underlying Funds;

•	You assume the risk that your values may decline or not perform to your expectations;

•	Each Fund has various investment risks, and some funds are riskier than others;

•	There is no assurance that any of the Funds will achieve its stated investment objective;

•	The particular risks associated with each Fund are detailed in the Fund’s prospectus;

•	You should read each Fund’s prospectus and understand the risks associated with it before allocating Contract Value to its corresponding Subaccount; and

•	If you request a full surrender, the applicable surrender charge percentage will be applied to the total amount of each premium payment subject to a surrender charge, even if your Contract Value is less than the sum of your premium payments because of poor investment performance and/or fees and charges. The surrender charge assessed may be greater than the amount that would be assessed if the surrender charge percentage was applied only to the amount actually surrendered.

For amounts you allocate to the Fixed Interest Options:

•	Interest rates we declare will change over time to reflect then current market conditions; and

•	You assume the risk that interest rates for guaranteed interest periods in the future may be less than current interest rates for the same or similar guaranteed interest periods.

You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate given your financial goals, investment time horizon and risk tolerance.

The Contract is not a short-term investment. The Contract is not appropriate if you need ready access to cash. Surrender charges apply for nine (9) years  after each premium payment. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. A Market Value Adjustment may also apply for surrenders, withdrawals, transfers, or annuitizations from certain Fixed Interest Options more than 30 days from its maturity date. If the Market Value Adjustment is negative, you could lose 100% of the interest previously earned in excess of the guaranteed minimum interest rate. In addition to surrender charges and negative Market Value Adjustment, there may be taxes and tax penalties on withdrawals from or surrender of your Contract. The benefits of tax deferral and the optional living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Contract Benefit Risk. Subaccount selection and withdrawals can impact and reduce the death benefits and living benefits available under the Contract See “BENEFITS AVAILABLE UNDER THE CONTRACT,” and for more details about each benefit, please see the corresponding section in this prospectus.

Insurance Company and Business Continuity Risks. All obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Options, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

All businesses are subject to potential business disruption because of, among other things, power outages, weather related events, natural disasters and public health and safety concerns, including those associated with pandemics. To help prepare for these types of events, the Company has adopted a comprehensive approach to planning for possible disruptions to its critical business operations that allows it to quickly react in the event of a crisis or other major event. This approach includes crisis management, business continuity, business impact, disaster recovery and crisis communication elements that are regularly monitored and tested so as to reduce the risk that our business operations are materially disrupted for a significant period of time.

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Contract Changes Risk. We reserve the right to:

•	Close or remove subaccounts to future investment and to substitute Subaccounts that are currently available under the Contract. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;

•	Restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options; See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;

•	Limit the number of transfers between investment options or suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information; and

•	Increase current charges for certain living benefits, but not above the guaranteed maximum charges allowed. See “OPTIONAL LIVING BENEFIT RIDER” and Minimum Guaranteed Income Benefit (“MGIB”) Rider for more information.

Cybersecurity Risks. Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

VENERABLE INSURANCE AND ANNUITY COMPANY, SEPARATE ACCOUNT B, AND AVAILABLE FIXED INTEREST ALLOCATION OPTIONS

The Company

We are an Iowa domiciled life insurance company that is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuity contracts. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Prior to September 1, 2019, we were known as Voya Insurance and Annuity Company. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018, we became an indirect wholly owned subsidiary of VA Capital Company LLC (“VA Capital”), a limited liability company domiciled in the State of Delaware. Our direct parent company is Venerable Holdings, Inc. (“Venerable”), a holding company domiciled in the State of Delaware.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable is responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility, and all obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.

Financial Statements. Financial statements and the related notes to financial statements for Venerable Insurance and Annuity Company are included in the Statement of Additional Information (“SAI”). Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

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We are relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934. In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the Securities Exchange Act of 1934.

Separate Account B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the 1940 Act. Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into Subaccounts. Each Subaccount invests exclusively in shares of one Fund. Each Fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a Fund are credited to or charged against the corresponding Subaccount of Separate Account B without regard to any other income, gains, or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from Subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B.

If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. The fees we charge for the Contract constitute excess assets that we transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts and will keep the Separate Account fully funded to cover such liabilities.

Subaccounts. Subaccounts of the Separate Account, each of which invests in an underlying Fund. Contract Value allocated to a Subaccount will vary based on the investment experience for the underlying Fund in which it invests. You could lose the entire amount invested in a Subaccount. See “THE FUNDS” and APPENDIX A for detailed information about each Fund currently available under your Contract, including its investment objective, investment adviser and any  subadvisers, current expenses, and performance.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B are included in the SAI. Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

Addition, Deletion or Substitution of Subaccounts and Other Changes. We may make additional Subaccounts available to you under the Contract. These Subaccounts will invest in Funds we find suitable for your Contract. We may also withdraw or substitute Funds, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We do not guarantee that each Fund will always be available for investment through the Contract. If we feel that investment in any of the Funds has become inappropriate for the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. Whether a Fund has become inappropriate for the purposes of the Contract will be determined by us based upon factors that include, but are not limited to, the Fund’s fees and expenses, performance history, actual or potential impact on our hedging program used to support our Contract guarantees, and the availability through the Contract of similarly styled and/or managed Funds. If you elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a Fund subject to those instructions, we will execute your instructions using the substituted or proposed replacement Fund, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement Fund may have higher fees and charges than any Fund it replaces.

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Subject to SEC approval, we reserve the right to:

•	Deregister Separate Account B under the 1940 Act;

•	Operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

•	Operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

•	Restrict or eliminate any voting rights as to Separate Account B;

•	Combine Separate Account B with other accounts; and

•	Transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

Voting Rights. We will vote the shares of a Fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Fund in our own right, we may decide to do so.

We determine the number of shares that you have in a Subaccount by dividing the Contract’s Contract Value in that Subaccount by the net asset value of one share of the Fund in which a Subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contract Owners invested in that Subaccount. We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion. The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

Fixed Interest Allocation Options

In certain states and in limited circumstances, you may also allocate your Contract Value to the available Fixed Interest Options. Each Fixed Interest Option has a guaranteed interest period. For certain Fixed Interest Options, a Market Value Adjustment may apply to surrenders, withdrawals, transfers, and annuitizations before the end of the applicable guaranteed interest period. The Market Value Adjustment may have no impact or a significant positive or negative impact on the amount surrendered, withdrawn, transferred, or annuitized. We will notify you in advance of the expiration of a guaranteed interest period, and absent direction as to where to reallocate the value of amounts invested, your investment in the Fixed Interest Option will be allocated as described in Appendix B and Appendix C. See APPENDIX B and APPENDIX C for more information about each Fixed Interest Option, including its name, availability, minimum guaranteed interest rate, available guaranteed interest periods, and the potential for a Market Value Adjustment, if applicable, and the default investment option at the end of the guaranteed interest period.

THE FUNDS

You will find more detailed information about each Fund currently available under your Contract in “APPENDIX A” including each Fund’s name and share class, investment objective, investment adviser and any subadvisers, current expenses, and performance.

If you received a summary prospectus for any of the underlying Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

Please refer to the Fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at 1-800-366-0066, by accessing the SEC’s website, or by contacting the SEC Public Reference Branch. Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your allocation among the Funds.

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Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria and/or if the Fund has not attracted significant allocations under the Contract. We have included certain  Funds, at least in part, because they are managed or subadvised by our affiliates or former affiliates.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

Fund of Funds

Certain Funds are designated as “Fund of Funds.” Funds offered in a Fund of Funds structure may have higher fees and expenses than a Fund that invests directly in debt and equity securities. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds. These Funds are identified in APPENDIX A.

Funds with Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. Funds that employ a managed volatility strategy help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. Funds that employ a managed volatility strategy are identified in APPENDIX A.

Restricted Funds

Currently, no Funds have been identified as Restricted Funds under the Contract. Notwithstanding, we may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to Funds and with respect to new transfers to Funds. We may establish any limitations, at our discretion, as a percentage of premium or Contract Value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations:

•	No more than $999,999,999; and

•	No more than 30 percent of Contract Value.

We may change these limits, at our discretion, for new contracts, premiums, transfers, or withdrawals.

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We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g., premium payments, reallocations, withdrawals, dollar cost averaging). If the Contract Value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of Contract Value from the Restricted Funds. However, if the Contract Value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which Contract Value is allocated, so that the percentage of Contract Value in the Restricted Funds following the withdrawal is less than or equal to the percentage of Contract Value in the Restricted Funds prior to the withdrawal.

We will allocate proportionally the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated Subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the Contract Value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform you or your agent/registered representative that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total Contract Value in Restricted Funds, we will permit the reallocation even if the percentage of Contract Value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENT OPTIONS – Excessive Trading Policy” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining Death Benefits and benefits under certain living benefit riders, we assign the investment options to one of three categories of Funds. The categories are:

•	Covered Funds;

•	Special Funds; and

•	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the Death Benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a Death Benefit, or for calculating one Death Benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of Funds with a Death Benefit, please see “DEATH BENEFIT – Death Benefit During the Accumulation Phase” and APPENDIX E for examples. These categories of Funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “OPTIONAL LIVING BENEFIT RIDER – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee or payment of other amounts (sometimes referred to as revenue sharing);

•	For certain share classes, 12b-1 fees; and

•	Service fees.

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12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;

•	Maintaining customer financial records;

•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•	Recordkeeping for customers, including subaccounting services;

•	Answering customer inquiries about account status and purchase and redemption procedures;

•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and

•	Receiving, tabulating, and transmitting proxies executed by customers.

The management fee, 12b-1 fees, and service fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance the costs associated with past distribution of the Contract.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and expenses and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability.

Assets allocated to (i)  Funds affiliated with the Company, meaning Venerable Funds managed by Venerable Investment Advisers, LLC or another Venerable affiliate, and (ii)  Funds formerly affiliated with the Company, meaning Voya Funds managed by Voya Investments, LLC or another Voya affiliate, generally generate the largest dollar amount of revenue for the Company. Assets allocated to Funds that were never affiliated with the Company generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Venerable Funds. The revenue received by the Company from the affiliated Venerable Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Venerable Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from the affiliated Venerable Funds provide the Company with a financial incentive to offer these Funds through the Contract rather than other Funds.

Additionally, in the case of affiliated Venerable Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.

Revenue Received from Formerly Affiliated Voya Funds. The revenue received by the Company from the formerly affiliated Voya Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

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In the case of formerly affiliated Voya Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the formerly affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the formerly affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the formerly affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from a formerly affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from the formerly affiliated Voya Funds provide the Company with a financial incentive to offer these Funds through the Contract rather than other Funds.

Additionally, in the case of formerly affiliated Voya Funds subadvised by third parties, no direct payments are made to the Company or the formerly affiliated investment adviser by the subadvisers.

Revenue Received from Funds Never Affiliated with the Company. Some of these Funds or their affiliates pay us more than others and some of the amounts we receive may be significant. We receive more revenue from the affiliated Venerable Funds and the formerly affiliated Voya Funds than we do from Funds that were never affiliated with the Company.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of Contract Owners of various contracts participating in the Funds conflict, we, the Boards of Trustees or Directors of the Funds, and any other insurance companies participating in the Funds will monitor events to identify and resolve any material conflicts that may arise.

Fund Expenses

Fees are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Please see “CHARGES AND FEES – Fund Expenses” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. We expect to profit from the charges, including the Base Contract Expense and rider and benefit charges, and we may use such profits to finance the costs associated with past distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges deducted from your Contract Value, except daily charges, deducted directly from a single Subaccount designated by the Company. Currently, we use the Voya Government Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated Subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your Contract Value:

Surrender Charge. We will deduct a surrender charge if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the nine (9) year period from the date we receive and accept a premium payment.

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The surrender charge generally equals a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the Contract Value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Since Premium Payment	0	1	2	3	4	5	6	7	8	9+
Surrender Charge (as a percentage of each Premium Payment)	8%	8%	8%	8%	7%	6%	5%	3%	1%	0%

If you request a partial withdrawal, the applicable surrender charge percentage is applied to the amount of each premium payment withdrawn in excess of the Free Withdrawal Amount (described below). For example, assume the Contract was established with an initial premium payment of $100,000 no investment earnings and a $15,000 withdrawal was requested in the first Contract Year. The Free Withdrawal Amount is $10,000. The remaining $5,000 of the withdrawal request is subject to the 8% surrender charge percentage.

If you fully surrender your Contract, the applicable surrender charge percentage is applied to the total amount of each premium payment subject to a surrender charge, rather than the amount actually surrendered. This means that if the Contract Value is less than the sum of the premium payments at the time of the request (e.g., due to poor investment performance and/or fees and charges), the surrender charge assessed may be greater than the amount that would be assessed if the surrender charge percentage was applied to the amount actually surrendered. For example, assume the Contract was established with an initial premium payment of $100,000 and a full surrender was requested in the first Contract Year at a time when the Contract Value had declined to $90,000 due to poor investment performance and/or fees and charges. The maximum surrender charge percentage associated with the Contract would be applied to the entire $100,000 premium payment, and not the $90,000 Contract Value surrendered.

Amounts withdrawn that are not subject to the surrender charge are not considered withdrawals of any premium payment. We also treat premium payments that have been invested the longest as being withdrawn first. We treat premium payments as withdrawn before earnings for purposes of calculating the surrender charge. However, federal income tax rules treat earnings under your Contract as withdrawn first. See “FEDERAL TAX CONSIDERATIONS.”

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events:

•	You begin receiving qualified extended medical care on or after the first Contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or

•	You are first diagnosed by a qualified medical professional, on or after the first Contract anniversary, as having a qualifying terminal illness.

We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.
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Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any Contract Year exceeds the Free Withdrawal Amount. If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the Contract Value in proportion to the Contract Value in each Subaccount or Fixed Interest Option from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire Contract Value in such Subaccounts or Fixed Interest Options, we will deduct charges proportionately from all other Subaccounts and Fixed Interest Options in which you are invested. Any withdrawal from the Fixed Account more than 30 days from its maturity date will trigger a Market Value Adjustment. See APPENDIX B for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:

•	We treat premiums as being withdrawn on a first-in, first-out basis; and

•	Amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments.

We have included an example of how this works in APPENDIX D. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your Contract Value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or LifePay Plus Base), if exercised, on the Annuity Start Date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your Contract Value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the Annuity Start Date.

Annual Contract Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the Cash Surrender Value payable to you. The charge is $40 per Contract. We waive this charge if your Contract Value is $100,000 or more at the end of a Contract Year or the total of your premium payments is $100,000 or more or under other conditions established by us. We deduct the charge proportionately from all Subaccounts in which you are invested. If there is no Contract Value in those Subaccounts, we will deduct the charge from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a Contract Year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a Contract Year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Loan Fee. We assess a $25 fee for processing loans, which may be available only through Contracts issued in relation to 403(b) plans. Interest is also charged and credited on amounts taken as a loan from 403(b) contracts. See “403(b) PLAN LOANS” for more information.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying Funds as a result of withdrawals, transfers, or other Fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Contract Value. For a more complete description of the Funds’ fees and expenses, review each Funds’ prospectus.

No underlying Fund currently charges a redemption fee.

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Charges Deducted from the Subaccounts

Base Contract Expense varies by Contract class and the maximum charge is 1.45% annually of the average daily assets you have in each Subaccount. Your Contract class depends on when you purchased your Contract. Refer to your Contract Schedule Pages for the Base Contract Expense that applies to you. The Base Contract Expense includes both the Mortality and Expense Risk Charge and the Asset Based Administrative Charge discussed in the Contract and in prior prospectuses.

There is an additional charge if you elected either of the optional enhanced death benefits. The maximum charges for these optional enhanced death benefits are as follows:

	Base Contract Expense*	Additional Enhanced Death Benefit Expense	Total*
Standard Death Benefit	1.45%	--	1.45% annually
Annual Ratchet Enhanced Death Benefit*	1.45%	0.30%	1.75% annually
7% Solution/Max 7 Enhanced Death Benefit**	1.45%	0.55%	2.00% annually
*	For certain periods the charge for the Annual Ratchet Death Benefit varied. Refer to your Contract schedule pages for the fees and charges that apply for the benefits you have elected.
**	For certain periods the 7% Solution Enhanced Death Benefit, the Max 7 Enhanced Death Benefit or both were available. Refer to your contract schedule for the fees and charges that apply for the benefits you have elected.

The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each Subaccount. The Base Contract Expense compensates the Company for the expenses incurred with administering the Contract, the risks that charges will not cover actual expenses incurred and Death Benefit and annuitization risks. The Death Benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the Base Contract Expense, we may use such profits to finance the costs associated with past distribution of the Contract.

Optional Rider Charges

Some features and benefits of the Contract were available by rider for an additional charge. The optional rider availability was subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for each optional rider benefit available under existing Contracts. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Rider benefits are subject to conditions and limitations. For more information about how the living benefit rider works, including the defined terms used in connection with the rider, as well as the conditions and limitations, please see “OPTIONAL LIVING BENEFIT RIDER.”

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

This charge is deducted from the Subaccounts in which you are invested. We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “OPTIONAL LIVING BENEFIT RIDER – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option. With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity. For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

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Fund Expenses

As shown in the Fund prospectuses and described herein, each Fund deducts management fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus and see APPENDIX A.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before deciding to allocate Contract Value to a Fund.

Contract Adjustments

For certain Fixed Interest Options, a Market Value Adjustment may apply to surrenders, withdrawals, transfers, and annuitizations before the end of the applicable guaranteed interest period. The Market Value Adjustment may have no impact or a significant positive or negative impact on the amount surrendered, withdrawn, transferred, or annuitized. The Market Value Adjustment is designed to protect us from losses on our own investments that support our interest guarantees when amounts are withdrawn prematurely. The maximum percentage loss associated with a negative Market Value Adjustment is 100% of interest earned in excess of the applicable guaranteed minimum interest rate. Any Market Value Adjustment is in addition to all other fees and charges.

The Market Value Adjustment is determined using a formula that takes into account the then current interest rates, the interest being credited to the Fixed Interest Option, and the period of time remaining in the guaranteed interest period. Any Market Value Adjustment can fluctuate daily, and you may contact Customer Service at 1-800-366-0066 for information about the current Market Value Adjustment, if any, on amounts invested in an applicable Fixed Interest Option.

Please see APPENDIX B for more information about the Fixed Interest Option that has the potential for a Market Value Adjustment. See also the SAI for details about the method for calculating any Market Value Adjustment.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available Funds through Separate Account B. See APPENDIX A for more information on the available Funds. It also provides a means for you to invest in a Fixed Interest Option through the Fixed Account. See APPENDIX B for more information on the Fixed Account and APPENDIX C for more information about the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at 1-800-366-0066.

We no longer offer the Contract for sale to new purchasers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not own this Contract:

•	If you are looking for a short-term investment; or

•	If you cannot risk getting back less money than you put in.

IRAs and other qualified plans already provide for tax-deferral found in this Contract. For an additional cost, the Contract provides other features and benefits including Death Benefits and the ability to receive a lifetime income. Considering the additional costs, Contract Owners of qualified Contracts should regularly review their continued need for the additional features and benefits they have elected. See “FEES AND EXPENSES” and “CHARGES AND FEES.” If you have elected a Living Benefit or an Enhanced Death Benefit Option and your Contract is tax-qualified, see “FEDERAL TAX CONSIDERATIONS - Tax Consequences of Living Benefits and Enhanced Death Benefits.”

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When considering your investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Contract Date, Contract Year and Annuity Start Date

The date the Contract became effective is the Contract Date. Contract anniversaries are measured from the Contract Date. Each 12-month period following the Contract Date is a Contract Year. The Annuity Start Date is the date you start receiving annuity payments under your Contract.

Contract Owner

You are the Contract Owner. You have the rights and options described in the Contract. One or more individuals may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable Death Benefit if such Death Benefit is available for multiple owners. In the event a selected Death Benefit is not available, the Standard Death Benefit will apply. See “DEATH BENEFIT” below for more information about the Death Benefit during the accumulation phase and the Death Benefit during the income phase.

The Death Benefit becomes payable when you die. If the owner is a non-natural person (an entity), the Death Benefit is payable upon the death of the Annuitant. In the case of a sole Contract Owner who dies before the Annuity Start Date, we will pay the beneficiary the Death Benefit then due. The sole Contract Owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the Contract Owner. In the case of a joint owner of the Contract dying before the Annuity Start Date, we will designate the surviving Contract Owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owners” below.

Joint Owners

For nonqualified Contracts only, joint owners may be named. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the Death Benefit will be payable. Joint owners may only select the Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the Death Benefit and could have federal tax consequences. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit or 7% Solution/Max 7 Enhanced Death Benefit will cause that Death Benefit to end, and if the older joint owner is under age 861 on the date of the ownership change the Standard Death Benefit will apply. If the older joint owner is age 861 or over on the date of the ownership change, the Death Benefit will be the Cash Surrender Value. The Base Contract Expense going forward will reflect the change in Death Benefit. Please note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit or the 7% Solution/Max 7 Enhanced Death Benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant

The Annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint Annuitant may also be designated. You are the Annuitant unless you name another Annuitant in the application. The Annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of an owner that is a non-natural person and joint Annuitants, the oldest Annuitant’s age is used. The Contract Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Start Date. You may not change the Annuitant after the Contract is in effect except as described below.

1	The age at which adding a joint owner causes a change in the Death Benefit varied over time. Refer to your contract schedule pages for the age that applies to your contract.

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If the Contract Owner is an individual, and the Annuitant dies before the Annuity Start Date and a contingent Annuitant has been named, the contingent Annuitant becomes the Annuitant. If the Annuitant dies before the Annuity Start Date and there is no contingent Annuitant, the Contract Owner will become the Annuitant. In the event of joint owners, the youngest joint owner will be the contingent Annuitant. The Contract Owner may designate a new Annuitant within 60 days of the death of the Annuitant. If the Annuitant was the sole Contract Owner and there is no beneficiary designation, the Annuitant’s estate will be the beneficiary.

If the Contract Owner is not an individual but is a non-natural person, and the Annuitant dies before the Annuity Start Date, we will pay the designated beneficiary the Death Benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the Contract Owner will be the beneficiary.

Regardless of whether a Death Benefit is payable, if the Annuitant dies and any Contract Owner is not an individual but is a non-natural person, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the Contract Owner is not an individual but is a non-natural person.

Please note that only the Standard Death Benefit is available on a Contract with joint Annuitants.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any Death Benefit proceeds. The beneficiary may become the successor Contract Owner if the beneficiary is the Contract Owner’s spouse and the Contract Owner dies before the Annuity Start Date. We pay Death Benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner).

If the primary beneficiary dies before the Death Benefit is payable, we pay the Death Benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the Death Benefit proceeds to the Contract Owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any Death Benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the Annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the Death Benefit, the guaranteed minimum Death Benefit and/or the Death Benefit option applied to the Contract, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the Annuitant’s age if the owner is a non-natural person). The new owner’s death will determine when a Death Benefit is payable (the Annuitant’s death if the owners is a non-natural person).

Before Ownership Change	Age of New Owner	After Ownership Change
Standard Death Benefit	85* and under	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit**	79* and under	Annual Ratchet Enhanced Death Benefit**
Annual Ratchet Enhanced Death Benefit**	80 to 85*	Standard Death Benefit
7% Solution/Max 7 Enhanced Death Benefit**	79* and under	7% Solution/Max 7 Enhanced Death Benefit**
7% Solution/Max 7 Enhanced Death Benefit**	80 to 85*	Standard Death Benefit
*	For certain periods, the age of the new owner varied for determining the impact of a change in ownership on the availability of an enhanced death benefit after the change. Refer to your Contract schedule pages for the maximum age that applies to your Contract.
**	The availability of these enhanced death benefits varied depending on when the benefit was elected. Refer to your Contract Schedule pages for the benefit that you elected.

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In the event the new owner is over the age at which they can retain the Standard Death Benefit, or the new owner is not an individual but is a non-natural person (other than a trust for the benefit of the owner or Annuitant), the Death Benefit after the ownership change will be the Cash Surrender Value. The Base Contract Expense going forward will reflect the change in Death Benefit. Please note that once a Death Benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any of the enhanced death benefit options.

An ownership change may cause a living benefit rider to terminate, depending on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “OPTIONAL LIVING BENEFIT RIDER – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

You have the right to change beneficiaries during the Annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the Death Benefit specified by the beneficiary to the extent permitted under Tax Code Section 72(s) or 401(a)(9), as applicable. You may also be able to restrict a beneficiary’s right to elect an annuity payment option or receive a lump-sum payment. If so, such rights or options must comply with applicable provisions for the Tax Code and will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request in good order. The change will not affect any payment made or action taken by us before recording the change.

Crediting of Premium Payments

You may make additional premium payments of $500 or more ($50 for qualified Contracts) at any time up to the Contract anniversary after your 85th birthday. We may change the additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the Contract Value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

We processed your initial premium within two business days after receipt and allocated the payment according to the instructions you specified at the Accumulation Unit value next determined once the application and all information necessary for processing the Contract were complete. We will process additional premium payments within one business day if we receive all information necessary. In certain states we also accept additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may have retained your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application could not be completed within this period, we informed you of the reasons for the delay and returned the premium payment immediately unless you directed us to hold the premium payment until the application was completed. If you chose to have us hold the premium payment, we held it in a non-interest bearing account.

If your premium payment is transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer:

•	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the Contract Value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

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We will ask about any missing information related to additional premium payments. We will allocate the additional premium payment(s) proportionally according to the current Subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a Subaccount is no longer available (including due to a Fund purchase restriction) or requested in error, we will allocate the additional premium payment(s) proportionally among the other Subaccount(s) in your current allocation. For any additional premium payments, we will credit the payment designated for a Subaccount of Separate Account B at the Accumulation Unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the Subaccounts selected by you, we convert the premium payment into Accumulation Units. We divide the amount of the premium payment and Premium Credit allocated to a particular Subaccount by the value of an Accumulation Unit for the Subaccount to determine the number of Accumulation Units of the Subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each Subaccount vary with its investment performance.

In some states, we may have required that an initial premium designated for a Subaccount of Separate Account B be allocated to a Subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio) during the free look period. After the free look period, we then converted your Contract Value (your initial premium plus any earnings less any expenses) into Accumulation Units of the Subaccounts you previously selected. The Accumulation Units were allocated based on the Accumulation Unit value next computed for each Subaccount. Initial premium that was to be allocated to the Fixed Interest Options was allocated to the Fixed Interest Options with the guaranteed interest period you had chosen.

Additional Credit to Premium

We will add a credit to your Contract Value based on each premium payment (“Premium Credit”). We will add the Premium Credit proportionally to each subaccount and Fixed Interest Option as the premium payment is allocated. The Premium Credit is a minimum of 4% of the premium payment. We may increase the Premium Credit at our discretion. If we increase the Premium Credit we may reduce it also at our discretion, but we will not reduce it below the minimum Premium Credit of 4%, and we will give at least 30 days’ notice of any planned reduction.

The Premium Credit constitutes earnings (and not premiums paid by you) for federal tax purposes.
In any of the following circumstances, we deduct a Premium Credit from the amount we pay to you or your beneficiary:

•	If a death benefit becomes payable, we will deduct any Premium Credits added to your contract within one year prior to death; and

•	If we waive any surrender charge, we will deduct any Premium Credit added to your Contract Value within one year.

If we deduct a Premium Credit from any amount we pay to you, we will only deduct the full dollar amount of the Premium Credit. You will retain any gains, and you will also bear any losses, that are attributable to the Premium Credit we deduct.

Once we have waived any surrender charge, we will not add any additional Premium Credit to any additional premium you pay on or after the date of any such waiver.

While no specific charge is made for the Premium Credit, the surrender charges are higher and the surrender charge period longer than under our products not offering a Premium Credit. Also, the Base Contract Expense is higher than that charged under other products providing comparable features, but which have no Premium Credit. We may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Premium Credit. In addition, there may be circumstances under which the Contract Owner may be worse off from having received a Premium Credit. Negative performance associated with the Premium Credit at any time will reduce the Contract Value more than if the Premium Credit had not been applied.

Contract Value

We determine your Contract Value on a daily basis beginning on the Contract Date. Your Contract Value is the sum of:

•	The Contract Value in the Fixed Interest Options; and

•	The Contract Value in each Subaccount in which you are invested.

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On the Contract Date, we allocated your Contract Value to each Subaccount and/or a Fixed Interest Option specified by you, unless the Contract was issued in a state that required the return of premium payments during the free look period. In such a case, the portion of your initial premium and added Premium Credit not allocated to a Fixed Interest Option may have been allocated to a Subaccount specially designated by the Company during the free look period for this purpose (the Voya Government Liquid Assets Portfolio).

Contract Value in Fixed Interest Options. The Contract Value in your Fixed Interest Options is the sum of premium payments and Premium Credits allocated to the Fixed Interest Options under the Contract, plus Contract Value transferred to the Fixed Interest Options, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Options (including any Market Value Adjustment applied to such transfer or withdrawal), Contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the Contract Date, the Contract Value in the Subaccounts in which you are invested is equal to the initial premium paid and added Premium Credit designated to be allocated to the Subaccounts.

On each business day after the Contract Date, we calculate the amount of Contract Value in each Subaccount as follows:

(1)	We take the Contract Value in the Subaccount at the end of the preceding business day;

(2)	We multiply (1) by the Subaccount’s Net Rate of Return since the preceding business day;

(3)	We add (1) and (2);

(4)	We add to (3) any additional premium payments and Premium Credits, and then add or subtract any transfers to or from that Subaccount; and

(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any Contract fees and premium taxes.

The Net Rate of Return equals the Net Investment Factor minus one.

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the Subaccount. The Net Investment Factor is calculated for each Subaccount as follows:

(1)	We take the net asset value of the Subaccount at the end of each business day;

(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the Subaccount and reinvested in such Subaccount. We subtract from that amount a charge for our taxes, if any;

(3)	We divide (2) by the net asset value of the Subaccount at the end of the preceding business day; and

(4)	We then subtract the applicable daily charges from the Subaccount: the Base Contract Expense; and any optional rider charges.

Calculations for the Subaccounts are made on a per Accumulation Unit basis. Each Subaccount of Separate Account B has its own Accumulation Unit value. The Accumulation Units are valued at the close of each business day that the New York Stock Exchange (“NYSE”) is open for trading, normally 4:00 p.m. Eastern Time. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Fund in which the Subaccount invests. Shares in the Funds are valued at their net asset value.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value will fluctuate daily based on the investment results of the Subaccounts in which you are invested and interest credited to Fixed Interest Options and any Market Value Adjustment. See APPENDIX B for a description of the calculation of Cash Surrender Value under any Fixed Interest Option. We do not guarantee any minimum Cash Surrender Value. On any date during the accumulation phase, your Cash Surrender Value equals:

•	Your Contract Value;

•	Adjusted for any Market Value Adjustment for amounts invested in the Fixed Interest Options; and

•	Reduced by any surrender charge, any charge for premium taxes, any redemption fees, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

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Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the Annuitant is living and before the Annuity Start Date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the Cash Surrender Value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more annuity options. We will usually pay the Cash Surrender Value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% additional tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

TRANSFERS AMONG YOUR INVESTMENT OPTIONS

Before the Annuity Start Date, you may transfer your Contract Value among the Subaccounts in which you are invested and your Fixed Interest Options. We currently do not charge you for transfers made during a Contract Year but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if in our business judgment such modification or termination is necessary or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Option taken more than 30 days from its maturity date unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds, Excluded Funds, and other Funds may negatively impact your Death Benefit or rider benefits.

If you allocate Contract Value to an investment option that has been designated as a Restricted Fund, your ability to transfer Contract Value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the Contract Value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total Contract Value in the Restricted Fund, the reallocation will be permitted even if the percentage of Contract Value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “OPTIONAL LIVING BENEFIT RIDER.”

The minimum amount that you may transfer is $100 or, if less, your entire Contract Value held in a Subaccount or a Fixed Interest Option. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Option, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount to the Subaccounts you specify. There is no additional charge to participate in the dollar cost averaging program. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

Fixed Interest Options with durations of six months and one year may be available for use exclusively with the dollar cost averaging program.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the Subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Option subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the Contract, we will inform you or your agent/registered representative that we cannot process the transfer and that new instructions are required. Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you use a Fixed Interest Option as the source account for dollar cost averaging and terminate the dollar cost averaging program when there is money remaining in the dollar cost averaging Fixed Interest Option, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Option.

If you do not specify to which Subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the Subaccounts in which you are invested proportionally, subject to any Fund purchase restrictions. The transfer date is the same day each month as your Contract Date. If, on any transfer date, your Contract Value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders.

You are permitted to transfer Contract Value to a Restricted Fund, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of Contract Value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);

•	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and

•	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional Subaccounts or Fixed Interest Options to be source accounts under the dollar cost averaging program or withdraw any Subaccount or Fixed Interest Option from the dollar cost averaging program. We may also stop offering dollar cost averaging Fixed Interest Options or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

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Automatic Rebalancing

If you have at least $10,000 of Contract Value invested in the Subaccounts of Separate Account B, you may elect to have your investments in the Subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in the dollar cost averaging program. Automatic rebalancing is subject to any Fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

Under automatic rebalancing we will transfer amounts under your Contract on a quarterly, semi-annual, or annual calendar year basis among the Subaccounts to maintain the investment blend of your selected Subaccounts. Automatic rebalancing percentages must be in whole percentages. Rebalancing does not affect any amounts that you have allocated to Fixed Interest Options. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Contract Value among the Subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

Upon advance notice we may modify, suspend, or terminate the automatic rebalancing program at any time.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;

•	Forced and unplanned portfolio turnover;

•	Lost opportunity costs; and

•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We provide multi-fund variable insurance and retirement products and have adopted an Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or

•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

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We currently define Excessive Trading as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same Fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new premium payments, withdrawals, and loans, if available);

•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and

•	Transactions initiated by us or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same Fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those which involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying Fund available through the variable insurance products issued by us, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, we are required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund or all Funds within the Fund family.

WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before death of the Contract Owner. If you request a withdrawal for more than 90% of the Cash Surrender Value and the remaining Cash Surrender Value after the withdrawal is less than $1,000, we treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Options or Subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the Subaccounts in which you are invested. If there is not enough Contract Value in the Subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Option taken more than 30 days from its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the Contract Value as of the close of business on the day we receive your withdrawal request in good order at Customer Service. The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, additional withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal. In this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all Subaccounts.

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Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals described below are subject to taxation on an income first basis. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% additional tax. See “FEDERAL TAX CONSIDERATIONS” for more details. Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law.

We offer three types of withdrawals: regular withdrawals, systematic withdrawals, and IRA withdrawals.

Regular Withdrawals. You may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Option more than 30 days from its maturity date. See APPENDIX B for more information on the application of Market Value Adjustment.

Systematic Withdrawals. You may choose to receive automatic systematic withdrawal payments from the Contract Value in the Subaccounts in which you are invested or from the interest earned in your Fixed Interest Options. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the Subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all Subaccounts in which Contract Value is invested. If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you additionally allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all Subaccounts in which Contract Value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be a fixed amount or an amount based on a percentage of your Contract Value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If you want fixed amount systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed amount systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your Contract Value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Options to interest earned during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with distributions under Sections 72(q) and 72(t) of the Tax Code. A Fixed Interest Option may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit an additional premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a Contract Year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a regular withdrawal.

Subject to availability, for nonqualified Contracts a spousal or non-spousal beneficiary may be able to elect to receive Death Benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals. Subject to availability, for qualified Contracts stretch payments are available only to individuals that are eligible designated beneficiaries under federal tax law. See FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed amount systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Sections 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your Contract Value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Option exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your Contract Value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals, which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code, may exceed the maximum described above. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals. If you have a non-Roth IRA Contract and will be at least the “applicable age” (see “Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and non-Roth IRAs, Start Date”) during the current calendar year, you may elect to have distributions made to you to satisfy minimum distribution requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Tax Code rules governing mandatory distributions under IRAs. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, you will need to take distributions adequate to satisfy the requirements imposed by federal tax law. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law, unless you are satisfying those mandatory distribution rules through withdrawals from other IRA accounts.

You choose the frequency of your IRA withdrawals (monthly, quarterly, or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

We calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount each year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the Contract Value, we will cancel the Contract and send you the amount of the Cash Surrender Value.

You may change the payment frequency of your IRA withdrawals once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

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An IRA withdrawal from a Fixed Interest Option in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charges.

403(b) PLAN LOANS

Availability. If your Contract was issued in relation to a 403(b) retirement plan, 403(b) Plan Loans may be available to you if specifically permitted by the terms of your plan and in your state. If available, you may initiate a loan at any time during the accumulation phase prior to reaching the age at which required minimum distributions must begin. Some states may limit the number of loans that may be outstanding at any one time.

Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

Things to Consider Before Initiating a Loan. When you initiate a loan we transfer an amount equal to the loan, on a pro-rata basis, from each of the investment options in which your Contract Value is allocated to a special loan account within our general account where it is held as collateral for your outstanding loan balance. Consequently, consider the following before initiating a loan:

•	Loan Fee. A $25 loan fee is deducted from your Contract Value when initiating a loan;

•	Potential loss of Investment Return. Taking a loan reduces your opportunity to participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options; and

•	Loan Interest. Interest is both charged and credited on loan amounts allocated to the special loan account. The interest rate charged is 6% annually, and the interest rate credited is 3% annually. The difference between the rate charged and the rate credited on loans is called the loan interest rate spread, which is retained by the Company.

Loan Amount. The minimum loan amount is $1,000, and the maximum loan amount is the lesser of:

•	The greater of:

○	50% of your Cash Surrender Value, less any outstanding loan balance; or

○	$10,000 less any outstanding loan balance;

•	$50,000 less the highest outstanding loan balance in the last 12 months; or

•	The greater of:

○	90% of your Cash Surrender Value; or

○	Your Cash Surrender Value minus $2,500.

Repayment. You are required to establish a repayment schedule when initiating a loan. Repayment terms may vary, but generally range from one to five years in duration. When you initiate a loan, a repayment amount is determined and you choose whether to repay the loan over the term on a monthly or quarterly basis. Once chosen, your repayment term and frequency cannot be changed. You may always pay more than the agreed upon repayment amount, and you may pay off the loan before the end of its term.

Loan repayments received will reduce the outstanding loan balance and such amounts, net of loan interest, will be transferred on a pro rata basis from the special loan account to the investment options in which your Contract Value is then allocated.

Past Due Loans. A loan will become past due when a scheduled payment has not been received. Any loan payments made on a past due loan will apply to the oldest delinquent payment first for the purposes of avoiding defaulting on the loan. Any amount past due for more than three months will cause the loan to be in default.

Defaulted Loans. When a loan is in default, the outstanding loan amount, including accrued interest, is treated as a normal disbursement for tax purposes and will be reported as a taxable distribution to the IRS. The distribution may be subject to additional tax under the Tax Code. To the extent a loan that has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. If you have defaulted on a loan, interest will continue to accumulate on the balance until the loan is paid or you have a distributable event. Additionally, certain other tax rules apply to distributions from the contract. See “FEDERAL TAX CONSIDERATIONS ‒ Taxation of Qualified Contracts” for additional information.

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Withdrawals to Repay a Loan. If permitted under the 403(b) plan, you may take a withdrawal from your Contract to make a loan payment or repay a loan that is in default, but any such withdrawal will be subject to the normal consequences of a withdrawal, including possible surrender charges and a Market Value Adjustment from amounts withdrawn from a Fixed Interest Option. We cannot apply any amount withdrawn directly to a loan repayment. Rather, you will need to take the withdrawal and return the loan payment to us with a personal check or in another accepted method of payment.

ANNUITY OPTIONS

Annuitization of Your Contract

If the Annuitant and Contract Owner are living on the Annuity Start Date, we will begin making payments to the Contract Owner under an annuity option. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the Annuity Start Date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided any waiting period or other specified condition has been met. Except as provided under certain riders, there is no Death Benefit after the Annuity Start Date.

Your choice of an annuity option may be limited, depending on your use of the Contract. Certain annuity options and/or certain period certain durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to the required minimum distribution rules in Tax Code Section 401(a)(9). In addition, for qualified Contracts once annuity payments start under an annuity option, it may be necessary to modify those payments following the Annuitant’s death in order to comply with new requirements under the required minimum distribution rules. See “FEDERAL TAX CONSIDERATIONS - Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).”

You may also elect an annuity option on surrender of the Contract for its Cash Surrender Value or you may choose one or more annuity options for the payment of Death Benefit proceeds while it is in effect and before the Annuity Start Date. If, at the time of the Contract Owner’s death or the Annuitant’s death (if the Contract Owner is not an individual but is a non-natural person), no option has been chosen for paying Death Benefit proceeds, the beneficiary may choose an annuity option. In such a case, if allowed under applicable tax law, the payments will be based on the life expectancy of the beneficiary rather than the life of the Annuitant. In all events, payments of Death Benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity payment that we will make is $20. We may require that a single sum payment be made if the Contract Value is less than $2,000 or if the calculated monthly annuity payment is less than $20.

For each annuity option, we will issue a supplemental written agreement putting the annuity option into effect. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used, the interest credited to the Fixed Interest Options, and the investment performance of the Funds if variable options are available and selected.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payment under our current annuity options will last either for a specified period of time or for the life of the Annuitant, or both – depending on the option selected. We will determine the amount of the annuity payments on the Annuity Start Date by multiplying the Contract Value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000. The applicable payment factor will depend on:

•	The annuity option selected;

•	The payment date;

•	The frequency of payments you choose; and

•	The age (and gender, where appropriate under applicable law) of the Annuitant or the beneficiary.

Surrender charges might apply depending on the annuity options.  As a general rule, more frequent annuity payments will result in smaller individual annuity payments. Likewise, annuity payments that are anticipated over a longer period of time will also result in smaller individual annuity payments. Because our current annuity options provide only for fixed payments, additional payments will not differ from the amount of your first annuity payment.

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Our approval is needed for any option where:

•	The person named to receive payment is other than the Contract Owner or beneficiary;

•	The person named is not an individual but is a non-natural person, such as a corporation; or

•	Any annuity payment would be less than the minimum annuity payment allowed.

Selecting the Annuity Start Date

You select the Annuity Start Date, which is the date on which the annuity payments commence. Unless we consent, the Annuity Start Date must be at least five years from the Contract Date but before the month immediately following the Annuitant’s 90th birthday. If on the Annuity Start Date a surrender charge remains and required minimum distributions are not required under the Tax Code, then the annuity option elected must include a period certain of at least 10 years.

If you do not select an Annuity Start Date, it will automatically begin in the month following the Annuitant’s 90th birthday.

If the Annuity Start Date occurs when the Annuitant is at an advanced age, such as over age 95, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS.” For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach the “applicable age” (see “Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and non-Roth IRAs, Start Date”) or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice when selecting an Annuity Start Date.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually, or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the Contract Owner. If so, such options may not be available to the beneficiary. In addition, the beneficiary’s rights may be restricted by the distribution requirements of the applicable federal tax laws.

The Annuity Options

The Contract has four annuity options. Payments under Options 1, 2, and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the Contract Value in the Subaccounts is transferred to the Company’s general account. If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by law. Monthly payment amounts for each of the available options are available on request.

The MGIB annuity options available under the MGIB rider are different from the options listed below. For additional information, please see “OPTIONAL LIVING BENEFIT RIDER – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1. Income for a Fixed Period. Under this option, we make payments in equal installments according to the frequency you select for a fixed number of years based on the Contract Value on the Annuity Start Date. The fixed period must be between 5 and 30 years. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual, or quarterly installments. We will provide you with illustrations if you ask for them. If the Cash Surrender Value or Contract Value is applied under this option, a 10% additional tax may apply to the taxable portion of each annuity payment until the Contract Owner reaches age 59½.

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Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the Annuitant in equal installments according to the frequency you select and guarantee the payments for a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, payments are guaranteed until their sum equals the value of your Contract used to determine the annuity payments. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the Annuity Start Date. Amounts for ages not shown in the Contract are available on request.

Option 3. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the Contract Owner or beneficiary under the Contract. We guarantee payments will be made according to the frequency you select for as long as at least one of the named persons is living. There is no minimum number of payments.

Option 4. Annuity Plan. Under this option, your Contract Value can be applied to any other annuitization option that we choose to offer on the Annuity Start Date. Annuity payments under Option 4 may be fixed or variable, although only fixed payments are currently available. If payments are variable, they will be subject to and comply with the requirements of the 1940 Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and the Company, subject to any minimum distribution requirements imposed by federal tax law. The amounts we will pay are determined as follows:

•	For Options 1 and 2, we will continue any remaining guaranteed payments. Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2. For the refund option, the amount paid at the death of the annuitant is the value used to determine your annuity payments less the value of all annuity payments made;

•	For Option 3, no amounts are payable after both named persons have died; and

•	For Option 4, the annuity option agreement will state the amount we will pay, if any.

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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits that are available through the Contract. For details about each benefit, please see the corresponding section in this prospectus.

Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Provides a Death Benefit payable upon the death of either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person).	Base Contract Expense – 1.45% of Contract Value in each Subaccount	Base Contract Expense – 1.40% - 1.45% of Contract Value in each.	Automatically comes with the Contract. Fund selection can impact the benefit. Benefit will increase with additional premium payments and decrease with withdrawals.
Optional Annual Ratchet Enhanced Death Benefit	Enhances the Standard Death Benefit with any positive investment performance.	0.30% of Contract Value in each Subaccount	0.15% - 0.30% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional 7% Solution Enhanced Death Benefit	Enhances the Standard Death Benefit with the return of a stated interest rate.	0.35% of Contract Value in each Subaccount	0.30% - 0.35% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional Max 7 Enhanced Death Benefit	Enhances the Standard Death Benefit with the greater of any positive investment performance or the 7% Solution Enhanced Death Benefit.	0.55% of Contract Value in each Subaccount	0.55% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional Minimum Guaranteed Income Benefit Rider	Guarantees that a minimum amount of annuity income if you annuitize on the MGIB Date, regardless of fluctuating market conditions	1.50% of the MGIB Charge Base	0.75% of the MGIB Charge Base	No longer available to purchase. Fund selection can impact the benefit.

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DEATH BENEFIT

Death Benefit Options

The Contract has a Standard Death Benefit and the following three optional death benefits that were available for election when you applied for the Contract:

•	The Annual Ratchet Enhanced Death Benefit; and

•	The 7% Solution/Max 7 Enhanced Death Benefit.

If you did not elect one of the optional Death Benefits at the time of application for the Contract, your Contract was issued with the Standard Death Benefit. Not all Death Benefit options were available at all issue ages or with all of the living benefit riders. Additionally, not all Death Benefit options were available in every state. The Death Benefit option applicable to your Contract cannot be changed.

A change in ownership of the Contract may affect the amount of the Death Benefit. See your Contract for the Death Benefit Option applicable to you.

Death Benefit During the Accumulation Phase

During the accumulation phase, a Death Benefit (and the Earning Multiplier Benefit, if elected) is payable when either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person) dies before the Annuity Start Date. Upon the first joint owner’s death, the surviving owner will become the beneficiary under the Contract. Assuming you are the Contract Owner, your beneficiary will receive a Death Benefit unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract. We calculate the Death Benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“Claim Date”). Surrender charges are waived in relation to premiums received before our receipt of due proof of death, and unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract, we will not accept additional premiums after we have received notice of death.

If there is a beneficiary who is not the spouse of the Contract Owner, the value of the Death Benefit may be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. If the spouse is the sole beneficiary of the Contract Owner, the value of the Death Benefit will remain allocated to the investment options in which Contract Value is allocated on the Claim Date and may be subject to market performance, positive or negative, from the Claim Date until the date of payment. If your beneficiary wants to receive the Death Benefit on a date later than this, it may affect the amount of the benefit payable in the future. Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, the proceeds may be received in a single lump-sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “Systematic Withdrawals” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the Contract Owner. If so, such rights or options may not be available to the beneficiary.

If we do not receive a request to apply the Death Benefit proceeds to an annuity option, we will make a single payment in a lump-sum. We will generally pay Death Benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “FEDERAL TAX CONSIDERATIONS.” Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

Payment of the Death Benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

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Standard Death Benefit. The Standard Death Benefit equals the greater of:

•	The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the Contract Value allocated to Excluded Funds; and

•	The greater of the Contract Value and the Cash Surrender Value (sometimes referred to as the “Base Death Benefit”), reduced by any Premium Credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to both Covered Funds and Excluded Funds equals premium payments plus Premium Credits allocated to Covered Funds or Excluded Funds, respectively, less proportional adjustments for any withdrawals and transfers. For Excluded Funds, this calculation is not used for benefit purposes but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the Standard MGDB by the withdrawal amount, known as dollar for dollar, or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a Standard MGDB of $125,000. After the withdrawal, the percentage reduction in the Standard MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore, although the reduction in Contract Value is just $10,000, the Standard MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Transfers among Fund categories do not reduce the overall Standard MGDB.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the Contract Value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected.

Each Enhanced Death Benefit locks in positive investment performance in a different way. The Annual Ratchet Enhanced Death Benefit annually locks in positive Fund performance, if any. The 7% Solution Death Benefit has an element that locks annually at a specified interest rate. The Max 7 Enhanced Death Benefit has an element associated with fund performance and a specified interest rate element, so your Death Benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include fund performance, a specified interest rate element and the associated additional charge. Each Enhanced Death Benefit option is explained further below.

Allocation restrictions apply for purposes of determining Death Benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any Fund as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums and Premium Credits added to such Fund and also with respect to new transfers to such Fund.

For the period during which a portion of the Contract Value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the Base Contract Expense attributable to that portion of the Contract Value. The reduced Base Contract Expense will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and

•	The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the Contract Value allocated to Excluded Funds less any Premium Credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

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The Annual Ratchet MGDB allocated to Covered Funds on the Contract Date equaled the premium and Premium Credits allocated to Covered Funds. On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and

•	The Annual Ratchet MGDB in Covered Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the Contract Date equaled the premium plus Premium Credits allocated to Excluded Funds. On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and

•	The Annual Ratchet MGDB in the Excluded Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

Important Note:
The calculation of the Annual Ratchet MGDB allocated to Excluded Funds is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the Annual Ratchet MGDB by the dollar amount of the withdrawal, also known as dollar for dollar, or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and an Annual Ratchet MGDB of $125,000. After the withdrawal, the percentage reduction in the Annual Ratchet MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore, although the reduction in Contract Value is just $10,000, the Annual Ratchet MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The 7% Solution Enhanced Death Benefit equals the 7% Solution Death Benefit Element, which is the greater of:

•	The Standard Death Benefit; and

•	The lesser of:

○	3 times all premium payments adjusted for withdrawals (the “Cap”); and

○	The sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the Contract Value allocated to Excluded Funds, less any Premium Credits added within one year prior to the date of death.

Fund Categories. For purposes of calculating the 7% MGDB, Covered Funds are all investment options not designated as Special Funds or Excluded Funds.

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For purposes of calculating the 7% MGDB, the following investment options are designated as Special Funds:

•	The Voya Government Liquid Assets Portfolio;

•	The Fixed Interest Option; and

•	The Voya Limited Maturity Bond Portfolio (although it was closed to new allocations effective March 12, 2004).

No investment options are currently designated as Excluded Funds. See APPENDIX E for examples of the impact on your 7% Solution Death Benefit of allocating Contract Value between Covered Funds and Special Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus Premium Credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the Cap. There is no accumulation once the Cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The 7% Solution Enhanced Death Benefit available for some Contracts issued in 2000 or earlier allows for accumulation to continue beyond age 80, subject to the dollar amount Cap. Please see your Contract for details regarding the terms of your Death Benefit.

The 7% MGDB allocated to Special Funds equals premiums plus Premium Credits allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation at 7% for amounts allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the 7% MGDB dollar for dollar or proportionally. If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal. If the reduction is done proportionally, the percentage reduction in the 7% MGDB for each Fund category (i.e. Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The percentage reduction in the Cap equals the percentage reduction in total Contract Value resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested. For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a 7% MGDB of $125,000. After the withdrawal, the percentage reduction in the 7% MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%). Therefore, although the reduction in Contract Value is just $10,000, the 7% MGDB will be reduced by $12,500 (10% * $125,000 = $12,500). See Appendix F for examples of the withdrawal adjustment for Contracts other than May 2002 Contracts.

Transfers among Fund categories do not reduce the overall 7% MGDB but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to Fund category to which the transfer is being made will equal the decrease in the Fund category from which the transfer is being made.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Enhanced Death Benefit. When calculating the 7% Solution Death Benefit Element for the Max 7 Enhanced Death Benefit the Cap is 2.5 times all premium payments plus Premium Credits adjusted for withdrawals. Each component of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

In all cases described above, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced Death Benefit may not be available in all states.

Death Benefit During the Income Phase

Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, if any Contract Owner or any Annuitant dies after the Annuity Start Date, we will pay the beneficiary any certain benefit proceeds remaining under the Contract.

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Contract Continuation After Death – Spouse

If at the Contract Owner’s death, the surviving spouse of the deceased Contract Owner is the sole beneficiary and such surviving spouse elects to continue the Contract as his or her own, if allowed under the requirements under the Tax Code, the following will apply:

•	If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value on that date is greater than zero, we will add such difference to the Contract Value. We will allocate such addition to the Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to Contract Value will not affect the guaranteed Death Benefit or any living benefit rider values. Any addition to Contract Value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;

•	The Death Benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes to the surviving spouse;

•	Any premiums paid after the Contract is continued will be subject to applicable surrender charges; and

•	If you elected the Annual Ratchet Death Benefit or the Max 7 Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 90 (or 80 for certain versions of the enhanced death benefits), Ratchets will continue (or resume if deceased owner had already reached age 90, or 80 for certain versions of the enhanced death benefits) until the new surviving spouse Contract Owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 80, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the Cap or the attained age of 80 is reached. If you elected the 7% Solution Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 80, the 7% Solution Enhanced Death Benefit continues for certain versions, while other versions allow the 7% Solution Enhanced Death Benefit to continue regardless of the spouse’s age.

Contract Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the payment of the Death Benefit may be deferred, subject to limits under Tax Code section 72(s) or 401(a)(9) as applicable. See next section, “Required Distributions Upon Contract Owner’s Death.” No additional premium payments may be made.

If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value also on that date, is greater than zero, we will add such difference to the Contract Value. Such addition will be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Contract Owner will be waived. No additional premium payments may be made.

If you elected the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. The Earnings Multiplier Benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

Nonqualified Contracts. We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any Contract Owner of a nonqualified Contract, or any Annuitant (when a Contract Owner is not an individual but is a non-natural person), dies before the Annuity Start Date, we will distribute the Death Benefit payable to the beneficiary within five years of the Contract Owner’s date of death.

•	If the beneficiary is an individual, such beneficiary may elect, within the one-year period after the Contract Owner’s date of death, to receive the Death Benefit in the form of an annuity from us, provided that:

○	Such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and

○	Such distributions begin no later than one year after the Contract Owner’s date of death.

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If the sole beneficiary is not the deceased owner’s surviving spouse, the distribution provisions described immediately above will apply even if the Annuitant and/or contingent Annuitant are alive at the time of the Contract Owner’s death.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the Contract Owner’s date of death, then we will pay the Death Benefit to the beneficiary in a cash payment within five years from the date of death. We will determine the Death Benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the Contract Owner’s death. Upon receipt of such election from the spouse at Customer Service:

•	All rights of the spouse as Contract Owner’s beneficiary under the Contract in effect prior to such election will cease;

•	The spouse will become the owner of the Contract and will also be treated as the contingent Annuitant, if none has been named and only if the deceased owner was the Annuitant; and

•	All rights and privileges granted by the Contract or allowed by us will belong to the spouse as Contract Owner of the Contract.

We deem the spouse to have made the election to continue the Contract if such spouse makes a premium payment to the Contract or fails to make a timely election for payment of the Death Benefit as described above.

Subject to availability and our then current rules, a spousal or non-spousal beneficiary who is an individual may elect to receive Death Benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If any Contract Owner of a nonqualified Contract dies on or after the Annuity Start Date, all of the Contract Owner’s rights granted under the Contract, if any, or allowed by us will pass to the Contract Owner’s beneficiary and must be distributed at least as rapidly as under the method of distribution being used at the date of the Contract Owner’s death.

Qualified Contracts. We will not allow any payment of benefits provided under a qualified Contract which does not satisfy the requirements of Section 401(a)(9) of the Tax Code. While the required distributions upon death rules for qualified Contracts are similar to those for nonqualified Contracts, there are significant differences. See “FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).”

OPTIONAL LIVING BENEFIT RIDER

Some features and benefits of the Contract, if selected, are available through an optional living benefit rider for an additional charge. Once selected, the rider generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

The optional living benefit rider is no longer available to purchase, including purchase by existing Contract Owners.

The optional living benefit rider does not guarantee any return of principal or premium payments and does not guarantee performance of any specific Fund under the Contract. You should consult a qualified financial adviser in evaluating the rider. Customer Service may be able to answer your questions. The telephone number is 1-800-366-0066.

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MINIMUM GUARANTEED INCOME BENEFIT (“MGIB”) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and Premium Credits added during the five contract years after you purchase the rider, the amount of Contract Value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a “Floor” which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see “Optional Rider Charges.” Ordinarily, the amount of income that will be available to you on the Annuity Start Date is based on your Contract Value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

•	Your annuity income based on your Contract Value adjusted for any Market Value Adjustment (see the Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

•	Your annuity income based on your Contract Value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

•	The MGIB annuity income based on the greater of the Floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the Floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment that would otherwise apply at annuitization.

Prior to your latest Annuity Start Date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract Annuity Start Date without extending the MGIB Benefit Date.

Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a Contract Value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your Cash Surrender Value and death benefits. Any reset of Contract Value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or Contract Value) and subsequently allocated eligible premiums, withdrawals, and transfers. Contract value is used as the initial value if the rider is added after the Contract Date. The MGIB Benefit Base equals the sum of the Contract Value of Special Funds and the MGIB Base for Non-Special Funds.

The MGIB Base is equal to the lesser of:

•	Your initial premium (or Contract Value on the rider effective date if you purchased the MGIB rider after the Contract Date), plus any eligible additional premiums and Premium Credits added to your Contract reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

•	The MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net Contract Value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

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Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

2. We then determine the Floor. The Floor will be calculated in the same manner as the MGIB Base described above, except if you transfer Contract Value to a Special Fund, the Floor will not be reduced by the transfer. Instead, a portion of the Floor (equal to the percentage of Contract Value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the Contract Value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the Floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for Contract Value allocated directly to Special Funds, that portion of the Floor will be the Contract Value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the Floor as described for the MGIB Base above.

3. Then we determine the MGIB annuity income by multiplying the greater of the minimum Floor and your MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the applicable income factor, and then dividing by $1,000.

Two MGIB Income Options are available under the MGIB Rider:

•	Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Period Certain; and

•	Income for a 20-30 Year Period Certain.

We reserve the right to offer other income plans in connection with the MGIB rider on the MGIB Benefit Date.

On the MGIB Benefit Date, we would apply the greater of the Floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

The MGIB Benefit Date. If you purchased the MGIB rider on the Contract Date or added the MGIB rider within 30 days following the Contract Date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the Contract Date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider effective date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once the MGIB rider is purchased, the Annuitant may not be changed unless an Annuitant who is not a Contract owner dies prior to annuitization, a new Annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date. THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT’S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB rider may result in a more favorable stream of annuity payments and different tax consequences under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract Value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•	This section addresses some, but not all, applicable federal income tax rules related to owning, making elections and/or initiating transactions under the Contract and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

You should consult with a qualified tax and/or legal adviser before making elections or initiating transactions under the Contract. When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

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Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•	Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the Funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the Funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements, and we reserve the right to modify your Contract as necessary to do so;

•	Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•	Post-Death Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them, if necessary, to assure that they comply with the applicable requirements;

•	Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural owner should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•	Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. A Market Value Adjustment, if applicable, could increase the contract value. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, if available, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract.

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10% Additional Tax. A distribution from a nonqualified Contract may be subject to an additional tax equal to 10% of the amount treated as income. In general, however, there is no additional tax on distributions:

•	Made on or after the taxpayer reaches age 59½;

•	Made on or after the death of a Contract Owner (or the primary Annuitant if the Contract Owner is a non-natural person);

•	Attributable to the taxpayer becoming disabled as defined in the Tax Code;

•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% additional tax does not apply to distributions from a nonqualified Contract that is an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the additional tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment, or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any “income on the contract” attributable to investments made after August 13, 1982; and

•	Lastly, from any remaining “investment in the contract” made after August 13, 1982.

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the amount exchanged from the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to a 10% additional tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each additional annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity Contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Subject to the Tax Code section 72(s), as applicable, amounts may be distributed from a nonqualified Contract because of your death or the death of the annuitant. Different distribution requirements apply if your death occurs:

•	On or after you begin receiving annuity payments under the Contract; or

•	Before you begin receiving such distributions.

If your death occurs on or after you begin receiving annuity payments, any remaining distributions must be made at least as rapidly as under the method in effect at the time of your death.

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If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2026, your entire balance must be distributed by August 31, 2031. However, if distributions begin within one year of your death to a designated beneficiary, then payments may be made over one of the following timeframes:

•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. For this purpose, a “designated beneficiary” is an individual designated as a beneficiary by the contract owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of the contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•	If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a Death Benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these Death Benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Collateral Assignments, Pledges, Gratuitous Transfers, and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified Contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, additional increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the Contract at the time of the transfer. In such case, the transferee’s investment in the Contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other transactions, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

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Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies.

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract. We may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•	Sections 401(a), 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•	403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•	Individual Retirement Annuities (“IRA”) and Roth IRAs. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA or Roth IRA, as applicable, and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRA or Roth IRA, as applicable, qualification requirements; and

•	457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

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The Company may offer or may have offered the Contract for use with certain other types of plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.

Distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA. A distribution from a 529 account, established under a state 529 qualified tuition program, may be transferred tax-free via a direct trustee-to-trustee transfer to a Roth IRA maintained for the 529 account’s designated beneficiary if certain conditions are satisfied. The maximum amount that may be transferred tax-free in any year cannot exceed the Roth IRA contribution limit for the 529 account’s designated beneficiary, and the aggregate amount for all years may not exceed $35,000.

A 10% additional tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Limits on IRA and Roth IRA Rollovers. You may roll over a distribution from an IRA to an IRA only once in any 12-month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have questions about these rules.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;

•	Distributions before age 59½ (subject to certain exceptions);

•	Distributions that do not conform to specified commencement and minimum distribution rules; and

•	Certain other circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract unless we consent in writing.

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Contract Owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law, including any applicable non-discrimination rules under the Tax Code. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed Death Benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified agent/registered representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $72,000 (2026). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125, 132(f)(4), or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $24,500 (2026). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Contributions and premium payments to your account(s) will generally be excluded from your gross income unless contributed to a designated Roth account in the plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount not to exceed the lesser of:

•	$8,000 (2026); or

•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

For 2026, the catch-up contribution limits applicable to those who attain age 60, 61, 62, or 63 in 2026 is $11,250.

IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2026, the contribution to your traditional IRA generally cannot exceed the lesser of $7,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,100. Both of these contribution limits are subject to annual adjustments for cost-of-living increases. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2026, the contribution to a Roth IRA cannot exceed the lesser of $7,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,100. Both of these contribution limits are subject to annual adjustments for cost-of-living increases. The amount you can contribute to a Roth IRA is generally reduced by the amount of any contributions you make to an individual retirement plan for your benefit. Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

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Your employer generally may establish a SIMPLE IRA for you if your employer has 100 or fewer employees and maintains no other qualified retirement plan. You may make elective deferrals to a SIMPLE IRA by reducing your salary up to a limit. For 2026, the limit is $17,000. If you are age 50 or older, you can make an additional catch-up deferral of $4,000 (for a total of $21,000). If you attain age 60, 61, 62, or 63 in 2026, you can make an additional catch-up deferral of $5,250 (for a total of $22,250). All of these contribution limits are subject to annual adjustments for cost-of-living increases. Each year, your employer must contribute either (1) a matching contribution equal to your salary reduction (not including any additional catch-up deferral) up to a limit of 3% of your compensation or (2) a nonelective contribution equal to 2% of your compensation, not to exceed a limit, provided you earn at least $5,000. For 2026, the compensation limit is $360,000, adjusted annually for cost-of-living increases thereafter. These deferral limits may be increased in certain circumstances, which can depend on the size of the plan, the amount of the employer’s contribution, and whether the employer maintains other retirement plans.

Your employer may establish a SEP IRA for each eligible employee. Employer contributions cannot exceed the lesser of (1) 25% of your compensation or (2) a specified limit. For 2026, the limit is $72,000.

Distributions − General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments and Death Benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code;

•	The distribution is a qualified distribution from a designated Roth account; or.

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•	A required minimum distribution under Tax Code Section 401(a)(9);

•	A hardship withdrawal; or

•	Otherwise recognized under applicable regulations as not eligible for rollover.

Traditional IRAs. All distributions from a traditional IRA are generally taxed as received unless either one of the following is true:

•	The distribution is directly transferred or rolled over within 60 days to another traditional IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•	You made after-tax contributions to the traditional IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code. It is your responsibility to track these after-tax contributions.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of a distribution from a qualified Contract.

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Exceptions to the 10% additional tax apply if:

•	You have attained age 59½;

•	You have become disabled, as defined in the Tax Code;

•	You have died and the distribution is to your beneficiary;

•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•	The distribution is paid directly to the government in accordance with an IRS levy;

•	The distribution is a qualified reservist distribution as defined under the Tax Code;

•	The distribution is a qualified birth or adoption distribution;

•	The distribution is an emergency personal expense distribution;

•	The distribution is an eligible distribution to a domestic abuse victim;

•	The distribution is made to an employee who is a terminally ill individual;

•	The distribution is eligible for relief extended to victims of certain federally-declared disasters; or

•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•	The distributions are not more than your qualified higher education expenses; or

•	You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•	You have separated from service with the plan sponsor at or after age 55;

•	You are a qualified public safety employee or a private sector firefighter taking a distribution from a governmental plan or from a qualified plan, a 403(a) plan, or a 403(b) contract and you separated from service after age 50;

•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•	The distribution is a distribution from a pension-linked emergency savings account as defined in the Tax Code.

The Tax Code may provide other exceptions or impose other additional taxes in other circumstances. You should consult your tax adviser regarding whether an exception applies in your circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not includible in gross income. A qualified distribution from a Roth IRA is a payment or distribution that meets the following two requirements:

•	It is made after the five-year period beginning with the first taxable year for which a contribution was made to any Roth IRA established for the benefit of the owner; and

•	It is:

○	Made on or after the date on which the owner attains age 59½;

○	Made to a beneficiary (or to the estate of the owner) on or after the death of the owner;

○	Attributable to the owner being disabled (within the meaning of the Tax Code); or

○	A qualified first-time homebuyer distribution (within the meaning of the Tax Code).

If a payment or a distribution from a Roth IRA is not a qualified distribution, the portion allocable to earnings is includible in gross income and may be subject to the 10% additional tax discussed above.

Special ordering rules apply for purposes of determining the taxable portion of a payment or distribution from a Roth account under a qualified plan.

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Distributions − Eligibility

Distributions generally may occur only upon the occurrence of certain events. The terms of your 401(a), 401(k), 403(a) or 403(b) plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.  You should consult your plan administrator to determine if you are eligible to take a distribution from your plan.

401(a) Pension Plans, 401(k) Plans, and 403(b) Plans. Subject to the terms of your plan, distributions generally may occur only upon:

•	Retirement;

•	Death;

•	Disability;

•	Severance from employment;

•	Attainment of age 59½;

•	Termination of the plan; or

•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.  For 401(k) and 403(b) Plans, distributions generally may occur upon financial hardship.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions that generally apply to 403(b)(7) accounts under the Tax Code.

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (non-Roth 401(a), 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;

•	The time period in which all amounts in your Contract(s) must be distributed; and

•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain the “applicable age” or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k), 403(a), or 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain the “applicable age”; or

•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986, balance.

Applicable Age. The “applicable age” for purpose of starting required minimum distributions is:

If you were born…	Your “applicable age” is…
Before July 1, 1949	70½
After June 30, 1949, and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75

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Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of the last valuation date, as applicable, of the preceding year by the applicable denominator. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed Death Benefits and any optional living benefit.

If you choose to take some or all of your RMDs in the form of annuity payments rather than withdrawals, the payments may be made over your life, your life and the life of your designated beneficiary, for a certain period, or for life with or without a period certain. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made might need to be accelerated at the end of the maximum allowed period (or otherwise modified after your death if permitted under federal tax law and by the Company) in order to comply with the post-death distribution requirements (described below).

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. The excise tax is reduced to 10% if a taxpayer receives a distribution during the “correction window” of the amount of the missed RMD from the same plan to which the excise tax relates and satisfies certain other conditions. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs and Designated Roth Accounts. Required minimum distributions are not applicable to Roth IRAs during your lifetime. For taxable years beginning on or before December 31, 2023, required minimum distributions during your lifetime were applicable to designated Roth accounts under 401(k) and 403(b) plans. For taxable years beginning after December 31, 2023, lifetime minimum distributions are no longer required for designated Roth accounts under 401(k) and 403(b) plans. Required minimum distributions must still be taken from designated Roth accounts for 2023, including those with a required beginning date of April 1, 2024.

Further information regarding required minimum distributions may be found in your Contract or plan.

Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Upon your death under a qualified Contract, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The Death Benefit provisions of your qualified Contract shall be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances, including for defined benefit plans under section 401(a).

Death before your required beginning date. In general, if you die before your required beginning date, and you have a designated beneficiary, any remaining interest in your Contract must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the IRA owner or an employee-annuitant. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin by the end of the calendar year following the year of your death and continue over the EDB’s remaining life expectancy after the EDB’s death. Special rules apply to EDBs who are minors and to beneficiaries that are not individuals.

Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Contract must continue to be distributed annually over the longer of your remaining life expectancy and your beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors and to beneficiaries that are not individuals.

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Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA. In certain circumstances, the spouse may have to take a “hypothetical RMD” before transferring their interest or treating your IRA as their own.

Certain transition rules may apply. Please consult your tax adviser.

The minimum distribution requirements are complex and unclear in numerous respects.  In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You should consult a professional tax adviser for tax advice as to your particular situation.

Withholding

In general, the withholding rules described above for nonqualified Contracts also apply to Qualified Contracts. In addition, special withholding rules apply to eligible rollover distributions from 401(a), 401(k), 403(a) and 403(b) plans.

401(a), 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distribution to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

Assignment and Other Transfers

401(a), 401(k), 403(a) and 403(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;

•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•	The Company as collateral for a loan, if available; or

•	The enforcement of a federal income tax lien or levy.

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IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract (other than a transfer incident to a divorce or separation instrument in accordance with Tax Code Section 408(d)(6)) to any person other than the Company. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.  If you borrow any money under, or by use or assignment of, your IRA, the IRA will lose its tax-favored status, and you will be required to include in your gross income the fair market value of your IRA as of the first day of the tax year in which the borrowing, pledge, or assignment occurred. You may also be required to pay a 10% early distribution additional tax.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a LifePay Plus or Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans (if available), assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the LifePay Plus or Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

If applicable, payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the LifePay Plus or Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the LifePay Plus or Joint LifePay Plus rider, causing a proportional reduction of the LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

For qualified Contracts issued with a LifePay Plus or Joint LifePay Plus rider it is possible that the Death Benefit could raise an issue under the “minimum income threshold test” described in Treasury Reg. section 1.401(a)(9)-6 as the Death Benefit under these riders could be viewed as providing an increasing benefit. Please consult your legal and/or tax adviser about the tax consequences of living benefits Death Benefits.

Enhanced Death Benefits. The Contract offers a Death Benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a Death Benefit as other than an incidental Death Benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available Death Benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your legal and/or tax adviser about the tax consequences of enhanced Death Benefits.

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Same-Sex Marriages

If allowed under the requirements of the Tax Code, the Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings, and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the Subaccounts.

OTHER INFORMATION

Reports to Contract Owners

We confirm purchase, transfer, and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the Contract Value, Cash Surrender Value, and the Death Benefit as of the end of the calendar quarter. The report will also show the allocation of your Contract Value and reflects the amounts deducted from or added to the Contract Value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the Funds in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

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Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•	On any business day when the NYSE is closed (except customary weekend and holiday closings);

•	When an emergency exists as determined by the SEC; or

•	During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan, but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

When you purchased the Contract, you had the right to cancel your Contract within your ten-day free look period. We deemed the free look period to expire 15 days after we mailed the Contract to you. Some states may have required a longer free look period. Those that cancelled their Contracts during the free look period received a refund equal to the greater of the Contract Value (which may have been more or less than the premium payments made) or, if required by your state, the original amount of the premium payment.

Because the Contract is no longer offered for new sales and the free look period for all existing Contracts have expired, there will generally be no more discussion of the free look period except to the extent it is relevant in relation to other Contract features or benefits.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC (“DSL”), 1475 Dunwoody Drive, Suite 200, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract as well as for our other variable contracts. DSL, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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DSL does not retain any commissions or compensation paid to it by the Company for Contract sales. Directed Services LLC entered into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Although the Contracts are no longer offered for new sales, DSL pays selling firms compensation for the past promotion and sale of the Contracts. Registered representatives of the selling firms who solicited sales of the Contracts typically receive a portion of the compensation paid by DSL  to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSL  pays selling firms for past Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 6.00% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.75% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 6.00% of total premium payments.

DSL  has special compensation arrangements with certain selling firms based on those firms’ aggregate sales of the Contracts or other criteria. These special compensation arrangements were not offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, DSL  may also pay selling firms additional compensation or reimbursement of expenses for their past efforts in selling the Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales; and

•	Additional cash or noncash compensation and reimbursements permissible under existing law.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

DSL  may also compensate wholesalers/distributors, and their management personnel, for past Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract Values. DSL  may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders described in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for the past sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a selling firm or registered representative may have provided that registered representative a financial incentive to promote our contracts over those of another company, and may also have provided a financial incentive to promote one of our contracts over another.

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Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Contract Value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments, if applicable, are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (including but not limited to cash, traveler’s cheques, starter checks from a new account, credit card checks and certain third-party checks) or restrict the amount of certain forms of premium payments or loan repayments (including but not limited to cashier’s checks, bank drafts, bank checks and treasurer’s checks totaling more than $10,000). In addition, we may require information as to why a particular form of payment was used and the source of the Funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, beneficiaries, and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their beneficiaries’ and other payees’ information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-800-366-0066.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. See your Contract, including any endorsements and riders, for details.

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Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect on Separate Account B, the Company’s ability to meet its obligations under the Contract, or Directed Services LLC’s (“DSL”) ability to perform its obligations with respect to the Contract. Notwithstanding the foregoing:

•	Litigation. The Company and/or DSL are or may be involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, lawsuits could include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Certain claims could be asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations would not have a material adverse effect on either the Company’s or DSL’s operations or financial position.

•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including DSL, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations, and audits of the products and practices of the Company and/or DSL or the financial services industry. Any such examinations, inquiries, investigations, and audits could result in regulatory action against the Company and/or DSL. The potential outcome of such regulatory action would be difficult to predict but could subject the Company and/or DSL to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company’s and/or DSL’s policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action would have a material adverse effect on the Company’s or DSL’s financial position. It is the practice of the Company and DSL to cooperate fully in these matters.

The outcome of any lawsuit/arbitration or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for any litigation/arbitration and regulatory matter, and given the large and indeterminate amounts potentially sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain lawsuits/arbitrations or regulatory matters could, from time to time, have a material adverse effect upon the Company’s and/or DSL’s results of operations or cash flows in a particular period.

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APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=NRVA01439&doctype=spros.

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com. The Funds you choose may impact the benefits under the Optional Benefits you chose. See “OPTIONAL LIVING BENEFIT RIDER” for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.83%	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.61%[1]	–*	–*	–*
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%[1]	–*	–*	–*

*	This Fund is relatively new and performance information for the full period is unavailable.
1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.87%	–*	–*	–*
Seeks to provide long term capital growth.

Venerable Emerging Markets Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, and Sands Capital Management, LLC

		Class V 1.44%[1]	–*	–*	–*
Seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.	Venerable High Yield Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.72%[1]	8.49%	–*	–*
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.84%[1]	–*	–*	–*
Seeks to provide long-term capital growth.

Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

		Class V 0.99%[1]	–*	–*	–*

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.70%[1]	–*	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.	Venerable Large Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.51%[1]	17.30%	–*	–*
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.65%[1]	–*	–*	–*
Seeks, over the long-term, total investment return consistent with the preservation of capital.	Venerable Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.89%[1]	12.64%	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.85%	–*	–*	–*
Seeks to provide current income and long-term capital growth.

Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers,  LLC

Discretionary Sub-Adviser: Russell Investment Management,  LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company  LLP

		Class V 1.00%[1]	–*	–*	–*

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	Class V 0.68%[1]	–*	–*	–*
Seeks to maximize total return while investing to obtain the average duration specified in the Fund’s prospectus.	Venerable Strategic Bond Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	Class V 0.80%[1]	6.87%	–*	–*
Seeks to provide long term capital growth.	Venerable US Large Cap Strategic Equity Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC Non-Discretionary Sub-Advisers: Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, and Putnam Investment Management, LLC	Class V 0.86%[1]	16.25%	–*	–*
Seeks to provide long term capital growth.

Venerable US Small Cap Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: Putnam Investment Management, LLC and Royce Investment Partners

		Class V 0.85%[1]	–*	–*	–*
Seeks high long term capital appreciation.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 0.86%[1]	–*	–*	–*
Seeks to provide long term capital growth

Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers:  Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, and Wellington Management Company LLP

		Class V 0.85%[1]	–*	–*	–*
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	Class V 1.00%[1]	–*	–*	–*
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	3.90%	2.93%	1.85%

A-5

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value. Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Columbia Variable Portfolio – Cornerstone Growth Fund Investment Adviser: Columbia Management Investment Advisers, LLC Prior to May 1, 2026, this Fund was named the Columbia Variable Portfolio - Large Cap Growth Fund.	Class 1 0.71%	16.14%	14.04%	15.97%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	Class S 0.53%	5.42%	1.86%	2.01%

A-6

APPENDIX B – FIXED ACCOUNT II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)). We will credit your Fixed Interest Option(s) with a fixed rate of interest. We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue, and rate. In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts. We set the interest rates periodically. We may credit a different interest rate for each guaranteed interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period. If you take your money out from a Fixed Interest Option more than 30 days from the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract.

For Contracts issued in Florida, Minnesota, and Oregon, Fixed Interest Options with 1, 3, 5, 7, and 10 year guaranteed interest periods are currently available for new allocations. In all other states, the Fixed Account is not available for new allocations unless you are currently invested in the Fixed Interest Option with a 10-year guaranteed interest period.  See “The Maturity Date” below for information about availability of the Fixed Interest Options at the maturity date for the applicable guaranteed interest period.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select. We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers, or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer, or annuitize your investment in a Fixed Interest Option more than 30 days from its maturity date, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer, or annuitize, depending on current interest rates at the time of the transaction.

The Maturity Date

Before a Fixed Interest Option’s maturity date, we will notify you that the guaranteed interest period is expiring and provide you with your allocation options and how you can learn the then current interest rates being offered for any available Fixed Interest Options. Current interest rates may be lower than the interest rates applicable to the maturing Fixed Interest Option. You will need to provide us with new allocation instructions prior to the maturity date and if you do not your investment will automatically be reallocated as follows:

•	For Contracts issued in Florida, Minnesota, and Oregon where the Fixed Account is currently available, unless you give us different allocation instructions your investment will automatically be reallocated to a Fixed Interest Option with a guaranteed interest period of the same duration; and

•	For Contracts issued in all other jurisdictions where the Fixed Account is not currently available, unless you are already invested in the Fixed Interest Option with a 10-year guaranteed interest period you may elect to have your investment in the Fixed Interest Option reinvested in any other available investment option, including a Fixed Interest Option of the same duration, but if you do not make such an election your investment will automatically be reallocated to the Voya Government Liquid Assets Portfolio and you will no longer be able to invest in the Fixed Account.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Account.

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the Contract prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Option is $100. Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment. If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option. You may make systematic withdrawals of only the interest earned during the prior month, quarter, or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option. A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% additional tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value. We will apply a Market Value Adjustment:

•	Whenever you surrender, withdraw, or transfer money from a Fixed Interest Option (unless made within 30 days from the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative, or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer, or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred, or annuitized. In the event of a partial withdrawal, transfer, or annuitization, we will add or subtract any Market Value Adjustment from the total amount surrendered, withdrawn, transferred, or  annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus

•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%. As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:

(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;

(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;

(3)	We add (1) and (2);

(4)	We subtract from (3) any transfers from that Fixed Interest Option; and

(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment, and any surrender charge. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Option with a guaranteed interest period of one year or less. The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Assumptions used for Examples #1 and #2:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, the full amount invested in the Fixed Account is renewed into another 10-year guaranteed interest period;

•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;

•	No prior Withdrawals affecting the Fixed Account have been taken;

•	A 3% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:

•	The calculated Fixed Account value after application of the MVA; and

•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective  MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:

•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;

•	On the maturity date, a partial Withdrawal of $90,000 is taken;

•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;

•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;

•	A 0% GMIR applies to the Fixed Account under the Contract;

•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and

•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

APPENDIX C – FIXED INTEREST DIVISION

A Fixed Interest Division option is not available for new investment allocations, although Contract Owners currently invested in the Fixed Interest Division with a 10 year guaranteed interest period may elect at the end of the guaranteed interest period to renew into a new 10 year guaranteed interest period. Failure to elect a new 10 year guaranteed interest period will result in your value in the Fixed Interest Division being automatically reallocated to the Voya Government Liquid Assets Portfolio. The Fixed Interest Division is part of our General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Except in a few states, the Fixed Interest Division is closed to new investments. Check your Contract for the guaranteed minimum interest rate (“GMIR”) that applies to allocations to the Fixed Interest Division.

Where available, interests in the Fixed Interest Division are offered through an Offering Brochure, which has more complete information. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Interest Division is available in your state, please contact Customer Service at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

C-1

APPENDIX D – SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumptions are used in this example:

•	You made an initial premium payment of $10,000;

•	You made additional premium payments of $10,000 in each of the second and third Contract Years (for total premium payments under the Contract of $30,000); and

•	You make a withdrawal at the end of the third Contract Year of 30% of the Contract Value, which is then $35,000.

In this example, $3,500 is the maximum Free Withdrawal Amount that you may withdraw without a surrender charge:

•	10% of the total Contract Value of $35,000, which is $3,500

The total amount withdrawn from the Contract would be $10,500:

•	$35,000 x .30 = $10,500

Therefore, $7,000 is considered an excess withdrawal as part of the initial and additional premium payments of $10,000 and would be subject to a 8% surrender charge:

•	$10,500 - $3,500 = $7,000

•	8% is the applicable Surrender Charge (as a percentage of Premium Payment withdrawn) according to the Surrender Charge schedule

The withdrawal charge is calculated as follows:

•	The 8% withdrawal charge is assessed against the $7,000 excess withdrawal:

○	= $7,000 x 8% = $560

The amount of the withdrawal paid to you will be $10,500, and in addition, $560 will be deducted from your Contract Value.

This example does not consider any Market Value Adjustment or deduction of any premium taxes.

D-1

APPENDIX E – SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

Example #1: The following tables are intended to demonstrate the impact on your 7% Solution Minimum Guaranteed Death Benefit Element (7% MGDB) of allocating your Contract Value between Covered Funds and Special Funds, assuming $1,000 of Contract Value.

7% MGDB if 100% allocated to Covered Funds and 0% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	1,000	0	1,000
1	1,070	0	1,070
2	1,145	0	1,145
3	1,225	0	1,225
4	1,311	0	1,311
5	1,403	0	1,403
6	1,501	0	1,501
7	1,606	0	1,606
8	1,718	0	1,718
9	1,838	0	1,838
10	1,967	0	1,967

7% MGDB if 50% allocated to Covered Funds and 50% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	500	500	1,000
1	535	500	1,035
2	572	500	1,072
3	613	500	1,113
4	655	500	1,155
5	701	500	1,201
6	750	500	1,250
7	803	500	1,303
8	859	500	1,359
9	919	500	1,419
10	984	500	1,484

7% MGDB if 0% allocated to Covered Funds and 100% allocated to Special Funds
End of Year	Covered Funds	Special Funds	7% MGDB
0	0	1,000	1,000
1	0	1,000	1,000
2	0	1,000	1,000
3	0	1,000	1,000
4	0	1,000	1,000
5	0	1,000	1,000
6	0	1,000	1,000
7	0	1,000	1,000
8	0	1,000	1,000
9	0	1,000	1,000
10	0	1,000	1,000

7% MGDB if allocation transferred to Special Funds at the beginning of year 6
End of Year	Covered Funds	Special Funds	7% MGDB
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	—	1,403	1,403
7	—	1,403	1,403
8	—	1,403	1,403
9	—	1,403	1,403
10	—	1,403	1,403

7% MGDB if allocation transferred to Covered Funds at the beginning of year 6
End of Year	Covered Funds	Special Funds	7% MGDB
0	—	1,000	1,000
1	—	1,000	1,000
2	—	1,000	1,000
3	—	1,000	1,000
4	—	1,000	1,000
5	—	1,000	1,000
6	1,070	—	1,070
7	1,145	—	1,145
8	1,225	—	1,225
9	1,311	—	1,311
10	1,403	—	1,403

Example #2: The following tables are intended to demonstrate the impact on your 7% Solution MGDB of allocating your Contract Value between Covered Funds and Excluded Funds (assuming an initial $1,000 allocation and market fluctuations thereafter).

7% MGDB if 50% allocated to Covered Funds and 50% allocated to Excluded Funds
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,070	1,020	1,045
2	572	490	572	490	1,145	980	1,062
3	613	520	613	520	1,225	1,040	1,133
4	655	550	655	550	1,311	1,100	1,205
5	701	450	701	450	1,403	900	1,151
6	750	525	750	525	1,501	1,050	1,275
7	803	600	803	600	1,606	1,200	1,403
8	859	750	859	750	1,718	1,500	1,609
9	919	500	919	500	1,838	1,000	1,419
10	984	300	984	300	1,967	600	1,284

7% MGDB if 100% is allocated to Covered Funds and 0% allocated to Excluded Funds
End of Year	7% MGDB	Contract Value	Death Benefit
0	1,000	1,000	1,000
1	1,070	1,020	1,070
2	1,145	980	1,145
3	1,225	1,040	1,225
4	1,311	1,100	1,311
5	1,403	900	1,403
6	1,501	1,050	1,501
7	1,606	1,200	1,606
8	1,718	1,500	1,718
9	1,838	1,000	1,838
10	1,967	600	1,967

7% MGDB if 0% is allocated to Covered Funds and 100% allocated to Excluded Funds
End of Year	7% MGDB	Contract Value	Death Benefit
0	1,000	1,000	1,000
1	1,070	1,020	1,020
2	1,145	980	980
3	1,225	1,040	1,040
4	1,311	1,100	1,100
5	1,403	900	900
6	1,501	1,050	1,050
7	1,606	1,200	1,200
8	1,718	1,500	1,500
9	1,838	1,000	1,000
10	1,967	600	600

Important Note:

Values shown are hypothetical illustrative values and not a projection. “7% MGDB” for amounts allocated to Excluded Funds is not payable as a benefit. The Death Benefit for amounts allocated to Excluded Funds equals Contract Value.

7% MGDB if allocation transferred from Covered Funds to Excluded Funds at the beginning of year 6
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,501	1,050	1,050
7	—	—	1,606	1,200	1,606	1,200	1,200
8	—	—	1,718	1,500	1,718	1,500	1,500
9	—	—	1,838	1,000	1,838	1,000	1,000
10	—	—	1,967	600	1,967	600	600

Important Note:

7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

7% MGDB if allocation transferred from Excluded Funds to Covered Funds at the beginning of year 6
End of Year	Covered Funds		Excluded Funds		Totals		Death Benefit
	7% MGDB	Contract Value	7% MGDB	Contract Value	7% MGDB	Contract Value
0	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,070	1,020	1,020
2	—	—	1,145	980	1,145	980	980
3	—	—	1,225	1,040	1,225	1,040	1,040
4	—	—	1,311	1,100	1,311	1,100	1,100
5	—	—	1,403	900	1,403	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Important Note:

7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and Contract Value transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as transfers from Excluded Funds to Covered Funds (except 7% MGDB in Special Funds does not accumulate).

APPENDIX F - EXAMPLES OF WITHDRAWAL ADJUSTMENTS FOR 7% SOLUTION MINIMUM GUARANTEED DEATH BENEFIT

FOR CONTRACTS OTHER THAN MAY 2002 CONTRACTS

EXAMPLE #1: THE CONTRACT VALUE IS LOWER THAN THE DEATH BENEFIT

Assume the following:

•	A premium payment of $100,000 (including Premium Credits);

•	At the time of the withdrawal a Contract Value of $87,000 and a 7% Solution MGDB of $127,000;

•	A $27,000 withdrawal is taken; and

•	The withdrawal is a combination of a special withdrawal and a pro rata withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

1.	The special withdrawal is $7,000 (7% of $100,000)

MGDB after special withdrawal = $120,000 ($127,000 - $7,000)

Contract Value after special withdrawal = $80,000 ($87,000 - $7,000)

The pro rata withdrawal is $20,000 ($27,000 - $7,000)

2.	Pro rata withdrawal adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

MGDB after pro rata withdrawal = $90,000 ($120,000 - $30,000)

Contract Value after pro rata withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE IS GREATER THAN THE DEATH BENEFIT

Assume the following:

•	A premium payment of $100,000 (including Premium Credits);

•	At the time of the withdrawal a Contract Value of $167,000 and a 7% Solution MGDB of $127,000;

•	A $27,000 withdrawal is taken; and

•	The withdrawal is a combination of a special withdrawal and a pro rata withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

1.	The special withdrawal is $7,000 (7% of $100,000)

MGDB after special withdrawal = $120,000 ($127,000 - $7,000)

Contract Value after special withdrawal = $160,000 ($167,000 - $7,000)

The pro rata withdrawal is $20,000 ($27,000 - $7,000)

2.	Pro rata withdrawal adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

MGDB after pro rata withdrawal = $105,000 ($120,000 - $15,000)

Contract Value after pro rata withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3: THE CONTRACT VALUE IS EQUAL TO THE DEATH BENEFIT

Assume the following:

•	A premium payment of $100,000 (including Premium Credits);

•	At the time of the withdrawal a Contract Value of $127,000 and a 7% Solution MGDB of $127,000;

•	A $27,000 withdrawal is taken; and

•	The withdrawal is a combination of a special withdrawal and a pro rata withdrawal.

F-1

CALCULATE THE EFFECT OF THE WITHDRAWAL

1.	The special withdrawal is $7,000 (7% of $100,000)

MGDB after special withdrawal = $120,000 ($127,000 - $7,000)

Contract Value after special withdrawal = $120,000 ($127,000 - $7,000)

The pro rata withdrawal is $20,000 ($27,000 - $7,000)

2.	Pro rata withdrawal adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

MGDB after pro rata withdrawal = $100,000 ($120,000 - $20,000)

Contract Value after pro rata withdrawal = $100,000 ($120,000 - $20,000)

F-2

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STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information (“SAI”) that includes the financial statements and the related notes to financial statements for the Company and for Separate Account B and additional information about the Company, Separate Account B and the Contracts has been filed with the SEC. It is available without charge on request. To obtain a copy of the SAI or inquire about your Contract, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066. The SAI is included in this prospectus by reference.

Reports and other information about the Contract, the Company and the Separate Account are also available on the SEC’s website at http://www.sec.gov, and that copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. When looking for information regarding the Contracts offered through this prospectus on the SEC’s website, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28755.

GoldenSelect Fleet Premium Plus®, Contract I.D. C00002976	May 1, 2026

STATEMENT OF ADDITIONAL INFORMATION
GOLDENSELECT PREMIUM PLUS®
GOLDENSELECT FLEET PREMIUM PLUS

Deferred Combination Variable and Fixed Annuity Contracts
issued by
SEPARATE ACCOUNT B
of
VENERABLE INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectuses for the group and individual deferred combination variable and fixed annuity contracts (each a “Contract” or collectively the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through its Separate Account B (the “Separate Account”), which are included herein by reference. The Prospectuses sets forth information that a prospective investor ought to know before investing. For a copy of a Prospectus, send a written request to Venerable Insurance and Annuity Company, Customer Service,  P.O. Box 9271 Des Moines, Iowa 50306-9271 or telephone 1-800-366-0066, or access the Securities and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

1

General Information and History

Venerable Insurance and Annuity Company. We are an Iowa domiciled life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2019, we were known as Voya Insurance and Annuity Company. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC (“VA Capital”), a limited liability company domiciled in the State of Delaware. Our direct parent company is Venerable Holdings, Inc. (“Venerable”), a holding company domiciled in the State of Delaware. Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”) The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell any new insurance or annuity contracts. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

Separate Account B. Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity Contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of a fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity Contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts and will keep the Separate Account fully funded to cover such liabilities.

Services

Safekeeping of Assets. Venerable Insurance and Annuity Company acts as its own custodian for Separate Account B.

Experts. Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Venerable Insurance and Annuity Company Separate Account B, as of December 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Venerable Insurance and Annuity Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025 as set forth in their reports, which are incorporated by reference in this SAI and Registration Statement. The aforementioned financial statements are incorporated by reference herein in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.

2

Purchase of Securities Being Offered

Distribution of Contracts. The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Venerable Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as amended) of the variable insurance products (the “variable insurance products”) previously issued or assumed by Venerable Insurance and Annuity Company. The Contracts were distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services  LLC. For the years ended 2025, 2024, and 2023 commissions paid by Venerable Insurance and Annuity Company, to Directed Services LLC equaled $114,939,405, $103,170,027, and $101,023,948, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, PA 19380.

Under an intercompany servicing agreement, Venerable Insurance and Annuity Company receives a monthly fee from Directed Services  LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $38,140,837, $35,852,796, and $37,079,472  for the years ended 2025, 2024 and 2023, respectively.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, Accumulation Unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only.

ILLUSTRATION OF CALCULATION OF AUV EXAMPLE 1

(1)	AUV, beginning of period	$10.00
(2)	Value of securities, beginning of period	$10.00
(3)	Change in value of securities	$0.10
(4)	Gross investment return (3) divided by (2)	0.01
(5)	Daily mortality and expense charge	0.00004280
(6)	Asset based administrative charge	0.00000411
(7)	Net investment return (4) minus (5) minus (6)	0.009953092
(8)	Net investment factor (1.000000) plus (7)	1.009953092
(9)	AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2

(1)	Initial premium payment	$1,000
(2)	AUV on effective date of purchase (see EXAMPLE 1)	$10.00
(3)	Number of units purchased (1) divided by (2)	100
(4)	AUV for valuation date following purchase (see EXAMPLE 1)	$10.09953092
(5)	Contract Value in account for valuation date following purchase (3) multiplied by (4)	$1,009.95

Other Information

Registration statements have been filed with the SEC under the 1933 Act, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

3

Contract Adjustments

For investments in the Fixed Account, a surrender, withdrawal or transfer of amounts from the Fixed Account more than 30 days from the maturity date of the applicable guaranteed interest period may be subject to a Market Value Adjustment. A Market Value Adjustment may decrease, increase, or have no effect on your Contract Value.

The Market Value Adjustment is determined by multiplying the amount surrendered, withdrawn or transferred by the following factor:

Where:

•	I is the Index Rate for an allocation to the Fixed Account on the first day of the applicable guaranteed interest period;

•	J is the Index Rate for new allocations to the Fixed Account with guaranteed interest period equal to the number of years (fractional years rounded up to the next full year) remaining in the guaranteed interest period at the time of calculation; and

•	N is the remaining number of days in the guaranteed interest period at the time of calculation.

The applicable Index Rate is described in your Contract’s schedule pages.

Market Value Adjustments will be applied as follows:

•	The Market Value Adjustment will be applied to the amount surrendered, withdrawn, or transferred before deduction of any applicable Surrender Charge; and

•	For partial withdrawals or partial annuitizations, the Market Value Adjustment will be calculated on the total amount that must be withdrawn, or annuitized in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus

•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the  GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.

See Appendix B of the Prospectus for examples of application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

4

Financial Statements

The financial statements of Separate Account B and the financial statements of the Company are incorporated herein by reference to the submission form Type N-VPFS, File No. 811-05626, as filed by Separate Account B with the SEC on March 31,  2026.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Subaccounts of Separate Account B.

5

Part C
OTHER INFORMATION
Item 27	Exhibits

(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(b)	Not Applicable

(c)	(1)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(2)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

(3)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(4)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(5)
Form of Amendment to Master Selling Agreement effective June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(6)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d)	(1)
Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-1036) (02/97) (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed April 23, 1999; File No. 333-28755.)

(2)
Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1036) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28755.)

(3)
Individual Deferred Variable Annuity Contract (GA-IA-1037) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28755.)

(4)
Individual Retirement Annuity Rider (GA-RA-1009) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B; filed on April 15, 2003; File No. 033-23351.)

(5)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B; filed on April 15, 2003; File No. 033-23351.)

(6)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on  April 20, 2005; File No. 333-28755.)

(7)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06). (Incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B; filed on May 9, 2006; File No. 333-133944.)

(8)
Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(9)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28755.)

(10)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 5, 2005; File No. 333-28755.)

(11)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006 (File No. 333-133944.)

(12)
Excluded Funds Endorsement. (In-force Riders). (Incorporated herein by reference to Post-Effective Amendment No.12 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 24, 2001; File No. 333-28769.)

(13)
Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-RA-1044-1) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(14)
Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-1044-2) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(15)
Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(16)
Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-1044-4) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(17)
Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(18)
Guaranteed Death Benefit Transfer Endorsement No. 6 (In-force Contracts) (GA-RA-1044-6) (01/02)/ (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(19)
Earnings Enhancement Death Benefit Rider (GA-RA-1086). (Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 24, 2001; File No. 333-28755.)

(20)
Simple Retirement Account Rider (GA-RA-1026) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(21)
403(b) Rider (GA-RA-1040). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(22)
Section 72 Rider (GA-RA-1001) (12/94). (Incorporated herein by reference to Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(23)
Section 72 Rider (GA-RA-1002) (12/94). (Incorporated herein by reference to Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(24)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94). (Incorporated herein by reference to Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(25)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94). (Incorporated herein by reference to Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(26)
Company Address and Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(27)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus) (IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed with on July 25, 2007; File No. 333-28679.)

(28)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(29)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(31)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(32)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 15, 2015; File No. 333-28679.)

(33)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(34)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(35)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(e)	(1)
Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on December 3, 1999; File No. 333-28755.)

(2)
Deferred Variable Annuity Application (137098) (1/12/2009). (Incorporated herein by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 29, 2008; File No. 333-28769.)

(f)	(1)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(2)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(3)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(4)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(5)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(6)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(7)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(8)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated May 30, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(9)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(10)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(11)
Amendment to Restated Articles of Incorporation Providing for the Name Change of Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 20, 2020; File No. 333-133944.)

(g)
Coinsurance and Modified Coinsurance Agreement between Corporate Solutions Life Reinsurance Company and Venerable Insurance and Annuity Company, effective June 1, 2021.  (Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 18, 2022; File No 333-133944.)

(h)	(1) (a)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(c)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(d)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(e)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(f)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(g)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(h)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(j)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(2) (a)
Participation Agreement by and between Liberty Variable Investment Trust, Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914).

(b)
Rule 22c-2 Agreement dated April 16, 2007, and effective as of October 16, 2007, among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.)

(c)
Services Agreement with Investment Adviser, effective April 1, 2005, between Liberty Funds Distributor, Inc. and ING USA Annuity and Life Insurance Company.  .  (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.)

(d)
Joinder and Amendment to Service Agreement effective July 1, 2017, between Voya Insurance and Annuity Company, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp.  (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.)

(3) (a)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(b)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(c)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(4) (a)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(b)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(c)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(5) (a)
Fund Participation and Shareholder Services Agreement dated August 30, 2024, between Venerable Insurance and Annuity Company on its own behalf and on behalf of each of its Separate Accounts, Directed Services LLC, Russell Investments Financial Services, LLC, and Venerable Variable Insurance Trust on its own behalf and on behalf of each of its series or classes of shares. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(b)
Amendment No. 1 effective August 8, 2025, to the Fund Participation and Shareholder Services Agreement dated August 30, 2024, between Venerable Insurance and Annuity Company on its own behalf and on behalf of each of its Separate Accounts, Directed Services LLC, Russell Investments Financial Services, LLC, and Venerable Variable Insurance Trust on its own behalf and on behalf of each of its series or classes of shares. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(c)
Amendment No. 2 effective February 3, 2026, to the Fund Participation and Shareholder Services Agreement dated August 30, 2024, between Venerable Insurance and Annuity Company on its own behalf and on behalf of each of its Separate Accounts, Directed Services LLC, Russell Investments Financial Services, LLC, and Venerable Variable Insurance Trust on its own behalf and on behalf of each of its series or classes of shares. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(d)
Rule 22C-2 Agreement dated September 6, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(e)
Amendment No. 1 effective August 8, 2025, to the Rule 22C-2 Agreement dated September 6, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(f)
Amendment No. 2 effective February 3, 2026, to the Rule 22C-2 Agreement dated September 6, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(g)
Intercompany Agreement dated September 4, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(h)
Amendment No. 1, effective August 8, 2025, to the Intercompany Agreement dated September 4, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(i)
Amendment No. 2, effective March 20, 2026, to the Intercompany Agreement dated September 4, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2026; File No. 333-133944.)

(j)
Non-Disclosure Agreement dated February 24, 2025, between Venerable Investment Advisers, LLC, Venerable Variable Insurance Trust and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(i)	Not Applicable

(j)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 10, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(k)		Opinion and Consent of Counsel (Exhibit 99(k))

(l)		Consent of Independent Registered Public Accounting Firm (Exhibit 99(l))

(m)		Not Applicable

(n)		Not Applicable

(o)		Not Applicable

(p)		Powers of Attorney (Exhibit 99(p))
(q)		Not Applicable
(r)		Not Applicable

Item 28	Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Peter C. Aberg, 590 Madison Avenue, 29th Floor, New York, NY 10022	Director
Daniel G. Kilpatrick, 590 Madison Avenue, 42nd Floor, New York, NY 10022	Director
Brenna Haysom Romando, 47 Ronald Reagan Blvd., Warwick, NY 10990	Director
Nedim (Ned) Sadaka, 895 Park Avenue, Suite 6B, New York, NY 10075	Director
Howard L. Shecter, 210 W. Rittenhouse Square, Unit 1208, Philadelphia, PA 19103	Director and Chairperson of the Board
Vishal N. Sheth, 9 West 57th Street, 48th Floor, New York, NY 10019	Director
Jasjit Singh, 9 West 57th Street, New York, NY 10019	Director
Lindsey A. Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President, Chief Executive Officer, and Chief of Staff
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Financial Officer
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operations Officer
Thomas N. Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy W. Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer, and Secretary
Heather A. Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy D. Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer

Gregory S. Smith, Jr., 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Accounting Officer
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Ethics and Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer
Parul Bhatia, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Actuary and Appointed Actuary
Gilbert K. Chua, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Head of Risk Strategy
Glenn A. Black, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Tax
Kelly M. Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment and Risk Operations
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President
Ross R. Boudiab, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Mark C. Fair, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Management
James R. Eckis, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Brian T. Ruck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Jennifer M. Ogren, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President and Assistant Secretary
Lee M. Barnard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Ron J. Tanner, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Jay M. Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Crystal A. Gothard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Lori L. DeMarco, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 29	Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

1.
The Registrant, Separate Account B, is a segregated asset account of Venerable Insurance and Annuity Company (“VIAC”) (IA) and is therefore owned and controlled by VIAC.
2.
The Depositor, VIAC, is a wholly-owned subsidiary of Venerable Holdings, Inc. (DE)
3.
VIAC Services Company (DE), Directed Services LLC (DE), Venerable Investment Advisers, LLC (DE), and SunAmerica Asset Management, LLC (DE) are affiliates of VIAC and wholly-owned subsidiaries of Venerable Holdings, Inc.
4.
Rocky Range, Inc. (AZ) and Corporate Solutions Life Reinsurance Company (IA) are wholly-owned subsidiaries of VIAC.

Item 30	Indemnification

Venerable Insurance and Annuity Company (the “Company” and the “Depositor”) shall indemnify to the full extent permitted by

Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 30 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and Directed Services LLC, the principal underwriter. These policies cover the indemnification obligations of VA Capital and its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institution Fidelity Bond(s), including regulatory and compliance bonds.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Company separate account (the “Registrant”), as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriters

(a)
Directed Services LLC serves as principal underwriter for all contracts issued by Venerable Insurance and Annuity Company through its Separate Accounts A, B, EQ, U and the Alger Separate Account A. Directed Services LLC also acts as the principal underwriter for the SunAmerica Series Trust and the Seasons Series Trust, two non-retail, insurance dedicated, registered open-end management investment companies offering mutual funds through variable annuity contracts.

(b)
The following information is furnished with respect to the principal officers and directors of Directed Services, LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, Chairperson of the Board, President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director

Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, Senior Vice President, Chief Ethics Officer, Assistant Secretary, and Anti-Money Laundering Officer
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer, Treasurer, and Assistant Secretary
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President, General Counsel, and Secretary
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President, Chief Compliance Officer, and Assistant Secretary
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer and Assistant Secretary

(c)
Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2025 Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services LLC	$0	$0	$114,939,405	$0

Item 31A	Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
None.
Item 32	Location of Accounts and Records

Contained in the Registrant’s most recently filed Form N-CEN.

Item 33	Management Services

None.

Item 34	Fee Representations and Undertakings

(a)
Venerable Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Venerable Insurance and Annuity Company.

(b)
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of West Whiteland, Commonwealth of Pennsylvania, on this __15th__ day of April, 2026.

SEPARATE ACCOUNT B OF VENERABLE INSURANCE AND ANNUITY COMPANY		VENERABLE INSURANCE AND ANNUITY COMPANY
(Registered Separate Account)		(Insurance Company)

By:	/s/Lindsey A. Bollinger* Lindsey A. Bollinger	By:	/s/Lindsey A. Bollinger* Lindsey A. Bollinger
	President of Venerable Insurance and Annuity Company (principal executive officer of Venerable Insurance and Annuity Company)		President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title

/s/Lindsey A. Bollinger*	President and Chief Executive Officer
Lindsey A. Bollinger	(principal executive officer)

/s/ David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

/s/ Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

/s/ Peter C. Aberg*	Director
Peter C. Aberg		April 15, 2026

/s/ Brenna Haysom Romando*	Director
Brenna Haysom Romando

/s/ Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

/s/ Nedim Sadaka*	Director
Nedim (Ned) Sadaka

/s/ Howard L. Shecter*	Director
Howard L. Shecter

/s/ Vishal N. Sheth*	Director
Vishal N. Sheth

/s/ Jasjit Singh	Director
Jasjit Singh

By: /s/ Ron J. Tanner
*Attorney-in-Fact

*
Executed by Ron J. Tanner on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Item 27 Exhibit No.	Exhibit
99(k)	Opinion and Consent of Counsel

99(l)	Consent of Independent Registered Public Accounting Firm

99(p)	Powers of Attorney